    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 27, 2005

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       __X__
                               (File No. 2-75152)
                         Post-Effective Amendment No. 31

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   __X__
                              (File No. 811-03343)
                         Post-Effective Amendment No. 34

                         SIT LARGE CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                  3300 IDS Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                             Paul E. Rasmussen, Esq.
                                Sit Mutual Funds
                                 3300 IDS Center
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                              Dorsey & Whitney LLP
                        Suite 1500, 50 South Sixth Street
                          Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box)
         _____  immediately upon filing pursuant to paragraph (b)
         __X__  on November 1, 2005 pursuant to paragraph (b)
         _____  60 days after filing pursuant to paragraph (a)(1)
         _____  on (specify date) pursuant to paragraph (a)(1)
         _____  75 days after filing pursuant to paragraph (a)(2)
         _____  on (specify date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
         _____  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company
Act of 1940. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed with the Securities and Exchange Commission on or about July 27, 2005.

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 27, 2005

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       __X__
                               (File No. 2-75151)
                         Post-Effective Amendment No. 31

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   __X__
                              (File No. 811-03342)
                         Post-Effective Amendment No. 34

                          SIT MID CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                  3300 IDS Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                             Paul E. Rasmussen, Esq.
                                Sit Mutual Funds
                                 3300 IDS Center
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                              Dorsey & Whitney LLP
                        Suite 1500, 50 South Sixth Street
                          Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box)
         _____  immediately upon filing pursuant to paragraph (b)
         __X__  on November 1, 2005 pursuant to paragraph (b)
         _____  60 days after filing pursuant to paragraph (a)(1)
         _____  on (specify date) pursuant to paragraph (a)(1)
         _____  75 days after filing pursuant to paragraph (a)(2)
         _____  on (specify date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
         _____  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company
Act of 1940. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed with the Securities and Exchange Commission on or about July 27, 2005.

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 27, 2005

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       __X__
                               (File No. 33-42101)
                         Post-Effective Amendment No. 28

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   __X__
                              (File No. 811-06373)
                         Post-Effective Amendment No. 29

                             SIT MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                  3300 IDS Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                             Paul E. Rasmussen, Esq.
                                Sit Mutual Funds
                                 3300 IDS Center
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                              Dorsey & Whitney LLP
                        Suite 1500, 50 South Sixth Street
                          Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box)
         _____  immediately upon filing pursuant to paragraph (b)
         __X__  on November 1, 2005 pursuant to paragraph (b)
         _____  60 days after filing pursuant to paragraph (a)(1)
         _____  on (specify date) pursuant to paragraph (a)(1)
         _____  75 days after filing pursuant to paragraph (a)(2)
         _____  on (specify date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
         _____  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company
Act of 1940. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed with the Securities and Exchange Commission on or about July 27, 2005.

Stock Funds Prospectus
November 1, 2005

Balanced Fund

Dividend Growth Fund

Large Cap Growth Fund

Mid Cap Growth Fund

International Growth Fund

Small Cap Growth Fund

Science and Technology Growth Fund

Developing Markets Growth Fund

A Family of 100% No-Load Funds

Each Sit Fund is 100% no-load, which means that you pay no sales charges or 12b-1 fees.
The Stock Funds (excluding the Balanced Fund) charge a 30-day redemption fee to discourage short-term trading of the Funds which should benefit long-term shareholders.

Be sure to read this Prospectus before you invest and keep it on file for future reference.
If you have a question about any part of the Prospectus, please call 1-800-332-5580 or visit our website at www.sitfunds.com.

Sit Mutual Funds

Stock Funds Prospectus

N O V E M B E R   1,   2 0 0 5

B A L A N C E D   F U N D

D I V I D E N D   G R O W T H   F U N D

L A R G E   C A P   G R O W T H    F U N D

M I D   C A P   G R O W T H    F U N D

I N T E R N A T I O N A L   G R O W T H   F U N D

S M A L L   C A P   G R O W T H   F U N D

S C I E N C E   A N D   T E C H N O L O G Y   G R O W T H   F U N D

D E V E L O P I N G   M A R K E T S   G R O W T H   F U N D

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Introduction

Sit Mutual Funds are a family of no-load mutual funds offering a selection of Funds to investors. Each Fund has a distinctive investment objective and risk/reward profile.

T H E   S I T   S T O C K   F U N D S   C O N S I S T   O F :

Domestic Growth Stock Funds

>	Balanced Fund
>	Dividend Growth Fund
>	Large Cap Growth Fund
>	Mid Cap Growth Fund
>	Small Cap Growth Fund
>	Science and Technology Growth Fund
International Growth Stock Funds
>	International Growth Fund
>	Developing Markets Growth Fund

This Prospectus describes the eight stock funds that are a part of the Sit Mutual Fund family. The descriptions on the following pages may help you choose the Fund or Funds that best fit your investment goals. Keep in mind, however, that no Fund can guarantee it will meet its investment objective, and no Fund should be relied upon as a complete investment program.

The Fund Summaries section describes the principal strategies used by the Funds in trying to achieve their objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the Funds.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Fund Summaries

BALANCED FUND

I N V E S T M E N T   O B J E C T I V E

The Fund seeks long-term capital growth consistent with preservation of principal and seeks to provide shareholders with regular income.

P R I N C I P A L   I N V E S T M E N T    S T R A T E G I E S

The Fund seeks to achieve its objective by investing in a diversified portfolio of stocks and bonds. In seeking to achieve the Fund’s long-term capital growth objective, the Fund invests in common stocks of growth companies. To provide shareholders with regular income, the Fund invests in fixed-income securities and/or common stocks selected primarily for their dividend payment potential.

Between 35% and 65% of the Fund’s assets will be invested in common stocks and between 35% and 65% in fixed-income securities. The Fund’s allocation of assets will vary over time in response to the Adviser’s evaluation of present and anticipated market and economic conditions.

The equity portion of the Fund’s portfolio is invested primarily in the common stocks of growth companies with a capitalization of $5 billion or more at the time of purchase.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

BALANCED FUND CONTINUED

In selecting equity securities for the Fund, the Adviser invests in growth-oriented companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:

>	unique product or service,
>	growing product demand,
>	dominant and growing market share,
>	management experience and capabilities, and
>	strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.

The fixed-income portion of the Fund’s portfolio is invested primarily in a diversified portfolio of debt securities that may include the following securities:

>

mortgage-backed securities (including collateralized mortgage obligations), such as securities issued by Government National Mortgage Association (GNMA securities are backed by the full faith and credit of the U.S. government), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA) (FHLMC and FNMA securities are backed by the credit of the issuing governmental agency),

>	asset-backed securities collateralized by assets such as automobile and credit card receivables, utilities, manufactured (mobile) home loans, home improvement loans and home equity loans,
>	obligations of the U.S. government, its agencies and instrumentalities,
>	corporate debt securities,
>	taxable municipal securities, and
>	short-term debt obligations, including commercial paper and bank instruments, such as certificates of deposit, time deposits, and bankers’ acceptances.
The Fund invests primarily in debt securities that, at the time of purchase, are either rated investment-grade (BBB or above by Standard & Poor’s or Baa or above by Moody’s Investor Services), or, if unrated, determined to be of comparable quality by the Adviser. Unrated securities will not exceed 20% of the fixed-income portion of the Fund’s portfolio.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

BALANCED FUND CONTINUED

In selecting fixed-income securities for the Fund, the Adviser seeks fixed-income securities providing maximum total return. In making purchase and sales decisions for the Fund, the Adviser considers its economic outlook and interest rate forecast, as well as its evaluation of a fixed-income security’s credit quality, yield, maturity, and liquidity. Based upon its economic outlook, the Adviser attempts to shift the fixed-income sector concentrations of the portfolio. Based upon its interest rate forecast, the Adviser attempts to shift the fixed-income portfolio’s average effective duration, seeking to maintain an average effective duration for the fixed-income portion of the Fund’s portfolio of 3 to 7 years.

R I S K S

You could lose money by investing in the Fund. The principal risks of investing in the Fund are Stock Market Risk, Management Risk, Growth Style Investing Risk, Interest Rate Risk, Prepayment Risk, Credit Risk, Income Risk and Call Risk. See pages 15-16 for a discussion of these risks.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

DIVIDEND GROWTH FUND

I N V E S T M E N T   O B J E C T I V E

The Fund primarily seeks to provide current income that exceeds the dividend yield of the S&P 500 Index and that grows over a period of years. Secondarily the Fund seeks long-term capital appreciation.

P R I N C I P A L   I N V E S T M E N T   S T R A T E G I E S

The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets in dividend-paying common stocks. The Fund may invest the balance of its assets in preferred stocks, convertible bonds, and U.S. Treasury securities.

The Adviser invests in dividend paying growth-oriented companies it believes exhibit the potential for growth and growing dividend payments. The Adviser believes that a company’s earnings growth is a primary determinant of its potential long-term return, and that a record of increasing dividend payments is a strong indicator of financial health and growth prospects. By investing in dividend paying stocks it is anticipated that the holdings will tend to be in large to medium-sized companies (companies with market capitalizations in excess of $2 billion). The Adviser considers several factors in its evaluation of a company’s potential for above average long-term earnings, revenue, and dividend growth, including:

>	a record of paying dividends,
>	strong prospects for growing dividend payments,
>	unique product or service,
>	growing product demand,
>	dominant and growing market share,
>	management experience and capabilities, and
>	strong financial condition.

Since stocks that pay dividends tend to be less volatile and may not experience the same capital appreciation as stocks that don’t pay dividends, the Fund’s diversified portfolio of dividend paying stocks is expected to have lower volatility than that of the S&P 500 Index, but with a higher dividend yield and greater prospects for dividend growth.

The Fund may invest up to 20% of its net assets in securities of issuers domiciled outside the U.S.

When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals, anticipated earnings, anticipated dividend payments and financial position.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

R I S K S

You could lose money by investing in the Fund. The principal risks of investing in the Fund are Stock Market Risk, Management Risk, Growth Style Investing Risk, Interest Rate Risk, Credit Risk, Dividend Paying Company Risk and Foreign Securities Risk. See pages 15-16 for a discussion of these risks.

LARGE CAP  GROWTH FUND

I N V E S T M E N T   O B J E C T I V E

The Fund seeks to maximize long-term capital appreciation.

P R I N C I P A L   I N V E S T M E N T   S T R A T E G I E S

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the common stocks of companies with capitalizations of $5 billion or more at the time of purchase.

The Adviser invests in domestic growth-oriented companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:

>	unique product or service,
>	growing product demand,
>	dominant and growing market share,
>	management experience and capabilities, and
>	strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.

R I S K S

You could lose money by investing in the Fund. The principal risks of investing in the Fund are Stock Market Risk, Management Risk, and Growth Style Investing Risk. See page 15 for a discussion of these risks.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

MID CAP GROWTH FUND

I N V E S T M E N T   O B J E C T I V E

The Fund seeks to maximize long-term capital appreciation.

P R I N C I P A L   I N V E S T M E N T   S T R A T E G I E S

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the common stocks of companies with capitalizations of $2 billion to $15 billion at the time of purchase.

The Adviser invests in domestic growth-oriented medium to small companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:

>	unique product or service,
>	growing product demand,
>	dominant and growing market share,
>	management experience and capabilities, and
>	strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.

R I S K S

You could lose money by investing in the Fund. The principal risks of investing in the Fund are Stock Market Risk, Management Risk, Growth Style Investing Risk, and Smaller Company Risk. See pages 15-16 for a discussion of these risks.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

INTERNATIONAL GROWTH FUND

I N V E S T M E N T   O B J E C T I V E

The Fund seeks long-term growth.

P R I N C I P A L   I N V E S T M E N T   S T R A T E G I E S

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 90% of its net assets in common stocks of companies domiciled outside the United States.

In selecting investments for the Fund, the Sub-Adviser begins by selecting countries or regions in which to invest. In making its selections, the Sub-Adviser considers several factors affecting the economy and equity market of foreign countries and regions, including:

>	economic trends,
>	earnings outlook,
>	liquidity within the market,
>	fiscal and monetary policy,
>	currency exchange rate expectations,
>	market sentiment, and
>	social and political trends.

After the country and regional allocations are determined, the Sub-Adviser seeks industries and sectors that it believes have earnings growth prospects that are greater than the average. Within the selected industries and sectors, the Sub-Adviser invests in foreign growth-oriented companies it believes exhibit the potential for superior growth. The Sub-Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Sub-Adviser’s evaluation of a company, including:

>	unique product or service,
>	growing product demand,
>	dominant and growing market share,
>	management experience and capabilities, and
>	strong financial condition.

When selling equity securities for the Fund, the Sub-Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

INTERNATIONAL GROWTH FUND CONTINUED

The Fund invests in common stocks of issuers domiciled in at least three foreign countries. As of September 30, 2005, the Fund was invested in common stocks of companies domiciled in 22 foreign countries. Up to 50% of the Fund’s total assets may be invested in equity securities of small- to medium-sized emerging growth companies in developed markets (such as Germany and Japan) and developing markets (such as Thailand and Brazil). Small companies generally have a capitalization of under $2.5 billion, and medium-sized companies generally have capitalizations between $2 and $15 billion. Emerging growth companies are small- and medium-sized companies that the Sub-Adviser believes have a potential for earnings growth over time that is above the growth rate of more established companies or are early in their life cycles.

The Fund may invest in securities representing underlying international securities such as sponsored American Depository Receipts, European Depository Receipts and Global Depository Receipts.

In order to hedge against adverse movements in currency exchange rates, the Fund may from time to time enter into forward foreign currency exchange contracts.

R I S K S

You could lose money by investing in the Fund. The principal risks of investing in the Fund are Stock Market Risk, Management Risk, Growth Style Investing Risk, Smaller Company Risk, Risk of International Investing, Currency Risk, Liquidity Risk, Political and Economic Risk, Foreign Tax Risk, Risk of Investment Restrictions, Foreign Securities Market Risk, Information Risk, Risk of Developing Markets and Risk of Foreign Currency Hedging Transactions. See pages 15-19 for a discussion of these risks.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

SMALL CAP GROWTH FUND

I N V E S T M E N T  O B J E C T I V E

The Fund seeks to maximize long-term capital appreciation.

P R I N C I P A L  I N V E S T M E N T  S T R A T E G I E S

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of companies with capitalizations of $2.5 billion or less at the time of purchase.

The Adviser invests in domestic growth-oriented small companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:

>	unique product or service,
>	growing product demand,
>	dominant and growing market share,
>	management experience and capabilities, and
>	strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.

R I S K S

You could lose money by investing in the Fund. The principal risks of investing in the Fund are Stock Market Risk, Management Risk, Growth Style Investing Risk, Smaller Company Risk and Liquidity Risk. See pages 15-17 for a discussion of these risks.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

SCIENCE AND TECHNOLOGY GROWTH FUND

I N V E S T M E N T   O B J E C T I V E

The Fund seeks to maximize long-term capital appreciation.

P R I N C I P A L   I N V E S T M E N T   S T R A T E G I E S

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of companies principally engaged in science and technology business activities. Such companies include those whose assets, gross income, or net profits are significantly committed to, or derived from, science and technology. The Adviser seeks stocks of science and technology companies having superior growth potential in virtually any industry in which they may be found. These industries may include:

>	aerospace,
>	chemistry,
>	electronic technology (including electronic components, computer systems and peripherals and networking equipment),
>	environmental services,
>	genetic engineering,
>	geology,
>	information sciences (including software, telecommunication, data processing and information technology services),
>	medicine (including pharmacology, biotechnology and biophysics), and
>	hospital supply and medical devices.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

SCIENCE AND TECHNOLOGY  GROWTH  FUND  CONTINUED

The Adviser invests in growth-oriented companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long- term earnings and revenue growth. The Fund’s investments will include stocks of small, mid and large cap companies. Several factors are considered in the Adviser’s evaluation of a company, including:

>	unique product or service,
>	growing product demand,
>	dominant and growing market share,
>	management experience and capabilities, and
>	strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.

R I S K S

You could lose money by investing in the Fund. The principal risks of investing in the Fund are Stock Market Risk, Management Risk, Growth Style Investing Risk, Smaller Company Risk and Technology Stock Risk. See pages 15-17 for a discussion of these risks.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

DEVELOPING MARKETS GROWTH FUND

I N V E S T M E N T   O B J E C T I V E

The Fund seeks to maximize long-term capital appreciation.

P R I N C I P A L   I N V E S T M E N T   S T R A T E G I E S

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of companies domiciled or operating in a developing market.

Developing markets are those countries that:

>	have emerging stock markets as defined by the International Finance Corporation,
>	have low- to middle-income economies according to the World Bank, or
>	are listed in World Bank publications as “developing.”

As of September 30, 2005, the Fund held investments in Hong Kong, Philippines, South Korea, Taiwan, Thailand, Brazil, Mexico, South Africa, Australia, China, Malaysia, Singapore, Israel, Russia, India, Indonesia, Czech Republic, Greece, Hungary, Poland, Turkey, U.K., Argentina and Peru.

In selecting investments for the Fund, the Sub-Adviser begins by selecting countries or regions in which to invest. In making its selections, the Sub-Adviser considers several factors affecting the economy and equity market of foreign countries and regions, including:

>	economic trends,
>	earnings outlook,
>	liquidity within the market,
>	fiscal and monetary policy,
>	currency exchange rate expectations,
>	investment valuation,
>	market sentiment, and
>	social and political trends.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

DEVELOPING MARKETS GROWTH FUND CONTINUED

After the country and regional allocations are determined, the Sub-Adviser seeks industries and sectors that appear to have strong earnings growth prospects. Within the selected industries and sectors, the Sub-Adviser invests in foreign growth-oriented companies it believes exhibit the potential for superior growth. The Sub-Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Sub-Adviser’s evaluation of a company, including:

>	unique product or service,
>	growing product demand,
>	regional or country dominance and growing market share,
>	management experience and capabilities, and
>	strong financial condition.
When selling equity securities for the Fund, the Sub-Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.

The Fund invests in small, medium and large sized companies. Small companies generally have capitalizations of under $2.5 billion, and large companies generally have a capitalization greater than $5 billion. The Fund may invest in securities representing underlying international securities such as sponsored American Depository Receipts, European Depository Receipts and Global Depository Receipts.

In order to hedge against adverse movements in currency exchange rates, the Fund may from time to time enter into forward foreign currency exchange contracts.

R I S K S

You could lose money by investing in the Fund. The principal risks of investing in the Fund are Stock Market Risk, Management Risk, Growth Style Investing Risk, Smaller Company Risk, Risk of International Investing, Currency Risk, Liquidity Risk, Political and Economic Risk, Foreign Tax Risk, Risk of Investment Restrictions, Foreign Securities Market Risk, Information Risk, Risk of Developing Markets and Risk of Foreign Currency Hedging Transactions. See pages 15-19 for a discussion of these risks.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

PRINCIPAL INVESTMENT RISKS

All investments carry some degree of risk which will affect the value of a Fund’s investments, investment performance, and price of its shares. It is possible to lose money by investing in the Funds.

The principal risks of investing in the Funds include:

R I S K S T H A T A P P L Y T O A L L F U N D S

>

Stock Market Risk: The value of the stocks in which a Fund invests may go up or down in response to the activities of individual companies, the stock market and general economic conditions. Stock prices may decline over short or extended periods.

>	Management Risk: A strategy used by the investment management team may not produce the intended results.

>

Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Funds invest in growth style stocks. The Funds’ performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

R I S K S T H A T A P P L Y P R I M A R I L Y T O T H E B A L A N C E D F U N D

>

Prepayment Risk: Declining interest rates may compel borrowers to prepay mortgages and debt obligations underlying the mortgage-backed securities and asset-backed securities owned by the Fund. The proceeds received by the Fund from prepayments will likely be reinvested at interest rates lower than the original investment, thus resulting in a reduction of income to the Fund. Likewise, rising interest rates could reduce prepayments and extend the life of securities with lower interest rates, which may increase the sensitivity of the Fund’s value to rising interest rates.

>	Income Risk: The income you earn from the Fund may decline due to declining interest rates.

>

Call Risk: Many bonds may be redeemed (“called”) at the option of the issuer before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

R I S K S   T H A T   A P P L Y   P R I M A R I L Y   T O   T H E
B A L A N C E D   A N D   D I V I D E N D   G R O W T H
F U N D S

>

Interest Rate Risk: Due to the Fund’s investments in fixed-income securities, an increase in interest rates may lower the Fund’s value and the overall return on your investment. The magnitude of this decrease is often greater for longer-term fixed-income securities than shorter-term securities.

>

Credit Risk: The issuers or guarantors of fixed-income securities owned by the Fund may default on the payment of principal or interest or on other obligations to the Fund, causing the value of the Fund to decrease.

R I S K S   T H A T   A P P L Y   P R I M A R I L Y   T O   T H E
D I V I D E N D   G R O W T H   F U N D

>

Dividend Paying Company Risk: The Fund’s income objective may limit its ability to appreciate during a broad market advance because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks. In addition, stocks held by the Fund may reduce or stop paying dividends which could affect the Fund’s ability to generate income.

>

Foreign Securities Risk: The foreign securities the Fund may purchase are subject to risks not typically associated with domestic investing which may adversely affect the Fund’s investment including changes in currency exchange rates, political and economic instability, different financial reporting standards and taxes, and less liquidity.

R I S K   T H A T   A P P L I E S   P R I M A R I L Y   T O   T H E
M I D   C A P   G R O W T H ,   I N T E R N A T I O N A L
G R O W T H ,    S M A L L   C A P   G R O W T H ,
S C I E N C E   A N D   T E C H N O L O G Y   G R O W T H ,
A N D   D E V E L O P I N G   M A R K E T S   G R O W T H
F U N D S

>

Smaller Company Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of change in their earnings and prospects.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

R I S K   T H A T   A P P L I E S   P R I M A R I L Y   T O   T H E
S M A L L   C A P   G R O W T H   F U N D

>

Liquidity Risk: Certain securities may be difficult to sell at the time and price that the Adviser would like to sell. The Adviser may have to lower the selling price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund performance. During unusual market conditions, unusually high volume of redemption requests or other reasons, the Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus.

R I S K   T H A T   A P P L I E S   P R I M A R I L Y   T O   T H E
S C I E N C E   A N D   T E C H N O L O G Y   G R O W T H
F U N D

>

Technology Stock Risk: Stocks of science and technology companies may be subject to greater price volatility than stocks of companies in other sectors or the overall stock market. Science and technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism. The Fund may be more affected by events influencing these sectors than a fund that is more diversified across numerous sectors.

R I S K S   T H A T   A P P L Y   P R I M A R I L Y   T O   T H E
I N T E R N A T I O N A L   G R O W T H    A N D
D E V E L O P I N G   M A R K E T S   G R O W T H
F U N D S

>

Risk of International Investing: International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the Sub-Adviser’s ability to invest substantial portions of the Funds’ assets in a small number of countries, the Funds may be subject to greater volatility than mutual funds that invest principally in domestic securities.

>

Currency Risk: The value of the Funds’ securities computed in U.S. dollars will vary with increases and decreases in exchange rates. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund’s holdings of securities denominated in that currency.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

>

Political and Economic Risk: Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries, changes in international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets and nationalization of assets.

>

Foreign Tax Risk: Each Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Funds also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by a Fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See “Taxes – Foreign Tax Credits,” below, and the Statement of Additional Information for details.

>

Risk of Investment Restrictions: Some countries, particularly developing markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

>

Foreign Securities Market Risk: Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly developing markets countries, may be subject to further risks due to the inexperience of local brokers and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and brokers are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

>

Liquidity Risk: Certain securities of non-U.S. companies may be difficult to sell at the time and price that the Sub-Adviser would like to sell. The Sub-Adviser may have to lower the selling price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund performance. During unusual market conditions, unusually high volume of redemption requests or other reasons, the Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

>

Information Risk: Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in developing markets may be especially lacking.

>

Risk of Developing Markets: Investing in securities of issuers in developing markets involves exposure to economic infrastructures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of developing market countries that may affect investment in their markets include certain governmental policies that may restrict investment by foreigners and the absence of developed legal structures governing private and foreign investments and private property. The typical small size of the markets for securities issued by issuers located in developing markets and the possibility of low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities. In addition, issuers in developing markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

>

Risk of Foreign Currency Hedging Transactions: If the Sub-Adviser’s forecast of exchange rate movements is incorrect, the Funds may realize losses on their foreign currency transactions. In addition, the Funds’ hedging transactions may prevent the Funds from realizing the benefits of a favorable change in the value of foreign currencies.

PORTFOLIO HOLDINGS

Each Funds’ portfolio holdings are included in that Fund’s annual and semi-annual financial reports that are mailed to shareholders of record. Additionally, a complete portfolio holdings report is filed quarterly with the SEC on Form N-Q and is available on the SEC website at www.sec.gov or upon request from a Sit Investor Service Representative. A complete description of the Funds’ portfolio holdings disclosure policies is available in the Funds’ Statement of Additional Information.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

PERFORMANCE

The following bar charts show the Funds’ annual total returns for calendar years ended 12/31. This information illustrates how each Fund’s performance has varied over time, which is one indication of the risks of investing in a Fund. A Fund’s past performance does not necessarily indicate how it will perform in the future. The bar charts assume that all distributions have been reinvested.

A N N U A L   T O T A L   R E T U R N S  for calendar years ended 12/31

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

A N N U A L   T O T A L   R E T U R N S   (continued)

Large Cap Growth Fund

40%
30%
20%
10%
0%
-10%
-20%
-30%
31.66%
23.05%
31.70%
30.56%
33.41%
-13.84%
-27.70%
-30.58%
26.34%
12.79%
1995
1996
1997
1998
1999
2000
2001
2002
2003
2004

The Fund's year-to-date return as of 9/30/05 (not annualized) was 6.54%.

Best Quarter: 26.01% (4Q99) Worst Quarter: -22.50% (1Q01)

Mid Cap Growth Fund

70%
50%
40%
30%
20%
10%
0%
-10%
-30%
33.64%
21.87%
17.70%
6.84%
70.65%
-4.35%
-33.39%
-34.64%
38.51%
17.02%
1995
1996
1997
1998
1999
2000
2001
2002
2003
2004

The Fund's year-to-date return as of 9/30/05 (not annualized) was 11.74%.

Best Quarter: 45.95% (4Q99) Worst Quarter: -30.80% (3Q01)

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

A N N U A L   T O T A L   R E T U R N S   (continued)

International Growth Fund

50%
40%
30%
20%
10%
0%
-10%
-20%
-30%
9.36%
10.31%
4.81%
18.95%
50.77%
-26.66%
-33.26%
-29.84%
28.70%
12.97%
1995
1996
1997
1998
1999
2000
2001
2002
2003
2004

The Fund's year-to-date return as of 9/30/05 (not annualized) was 9.51%

Best Quarter: 38.12% (4Q99) Worst Quarter: -23.45% (3Q02)

Small Cap Growth Fund

110%
100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
-15%
-25%
52.16%
14.97%
7.63%
1.97%
108.63%
6.25%
-28.19%
-26.22%
34.57%
6.79%
1995
1996
1997
1998
1999
2000
2001
2002
2003
2004

The Fund's year-to-date return as of 9/30/05 (not annualized) was 17.06%.

Best Quarter: 64.59% (4Q99) Worst Quarter: -25.70% (3Q01)

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

A N N U A L   T O T A L   R E T U R N S   (continued)

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

A V E R A G E   A N N U A L   T O T A L   R E T U R N S    for periods ended 12/31/04

The following tables show the Funds’ average annual total returns before and after taxes and the change in value of a broad-based market index over various periods ended December 31, 2004. The index information is intended to permit you to compare each Fund’s performance to a broad measure of market performance. The after-tax returns are intended to show the impact of federal income taxes on an investment in a Fund. The highest individual federal marginal income tax rate in effect during the specified period is assumed, and the state and local tax impact is not reflected.

A Fund’s “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the fund shares at the end of the period and so do not have any taxable gain or loss on your investment in the Fund.

A Fund’s “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The Funds’ past performance, before and after taxes, is not an indication of how the Funds will perform in the future. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account).

Balanced Fund	1 Year	5 Years	10 Years

Return before taxes	9.22%	-2.57%	8.51%

Return after taxes on distributions	8.67	-3.46	7.12

Return after taxes on distributions and sale of Fund shares	7.56	-2.69	6.76

S&P 500 Index (1)(2)	10.88	-2.30	12.07

(1)	Reflects no deduction for fees, expenses or taxes.
(2)	An unmanaged index which measures the performance of 500 widely held common stocks of large-cap companies.

Dividend Growth Fund	1 Year	5 Years	Since Inception (12/31/03)

Return before taxes	10.91%	n/a	10.91%

Return after taxes on distributions	10.65	n/a	10.65

Return after taxes on distributions and sale of Fund shares	9.25	n/a	9.25

S&P 500 Index (1)(2)	10.88	n/a	10.88

(1)	Reflects no deduction for fees, expenses or taxes.
(2)	An unmanaged index which measures the performance of 500 widely held common stocks of large-cap companies.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

A V E R A G E   A N N U A L   T O T A L   R E T U R N S    (continued)

Large Cap Growth Fund	1 Year	5 Years	10 Years

Return before taxes	12.79%	-9.23%	8.64%

Return after taxes on distributions	12.73	-9.59	7.44

Return after taxes on distributions and sale of Fund shares	10.87	-7.58	7.26

S&P 500 Index (1)(2)	10.88	-2.30	12.07

(1)	Reflects no deduction for fees, expenses or taxes.
(2)	An unmanaged index which measures the performance of 500 widely held common stocks of large-cap companies.

Mid Cap Growth Fund	1 Year	5 Years	10 Years

Return before taxes	17.02%	-7.56%	8.96%

Return after taxes on distributions	17.02	-8.35	6.90

Return after taxes on distributions and sale of Fund shares	14.47	-6.24	7.22

S&P MidCap 400 Index (1)(2)	16.48	9.54	16.10

(1)	Reflects no deduction for fees, expenses or taxes.
(2)	An unmanaged index which measures the performance of 400 widely held common stocks of mid cap companies.

International Growth Fund	1 Year	5 Years	10 Years

Return before taxes	12.97%	-12.97%	1.25%

Return after taxes on distributions	12.86	-13.10	0.53

Return after taxes on distributions and sale of Fund shares	11.02	-10.49	0.88

Morgan Stanley Capital International EAFE Index (1)(2)	20.25	-1.13	5.62

(1)	Reflects no deduction for fees, expenses or taxes.
(2)

An unmanaged index which measures the performance of international companies screened for liquidity, cross ownership, and industry representation within the stock markets of Europe, Australia, New Zealand and the Far East.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

A V E R A G E   A N N U A L   T O T A L   R E T U R N S    (continued)

Small Cap Growth Fund	1 Year	5 Years	10 Years

Return before taxes	6.79%	-4.15%	12.48%

Return after taxes on distributions	6.79	-4.22	11.76

Return after taxes on distributions and sale of Fund shares	5.77	-3.48	10.82

Russell 2000 Index (1)(2)	18.33	6.61	11.54

(1)	Reflects no deduction for fees, expenses or taxes.
(2)	An unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index (an index of the 3,000 largest U.S. companies based on total market capitalization).

Science and Technology Growth Fund	1 Year	5 Years	Since Inception (12/31/97)

Return before taxes	7.39%	-16.42	0.69%

Return after taxes on distributions	7.39	-16.53	0.60

Return after taxes on distributions and sale of Fund shares	6.28	-13.00	0.66

S&P 500 Index (1)(2)	10.88	-2.30	4.76

(1)	Reflects no deduction for fees, expenses or taxes.
(2)	An unmanaged index which measures the performance of 500 widely held common stocks of large-cap companies.

Developing Markets Growth Fund	1 Year	5 Years	Since Inception (7/1/94)

Return before taxes	16.54%	-3.13%	2.20%

Return after taxes on distributions	16.51	-3.15	2.18

Return after taxes on distributions and sale of Fund shares	14.06	-2.64	1.89

MSCI Emerging Markets Free Index (1)(2)	22.45	2.07	0.96

(1)	Reflects no deduction for fees, expenses or taxes.
(2)	An unmanaged index which measures the performance of over 1,000 international emerging companies representing the stock markets of over 25 countries.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. All Sit Mutual Funds are no-load so you will not pay sales charges (loads) or exchange fees when you buy or sell shares of the Funds. However, shares of each Fund, except the Balanced Fund, held for less than 30 calendar days are subject to a redemption fee of 2.00%, based on the redeemed shares’ market value.

Shareholder Fees (fees paid directly from your investment)

Contingent Redemption Fee (only shares held less than 30 days)

Balanced	none

Large Cap Growth	2.00%

Mid Cap Growth	2.00%

International Growth	2.00%

Small Cap Growth	2.00%

Science and Technology Growth	2.00%

Developing Markets Growth	2.00%

Dividend Growth	2.00%

Annual Fund Operating Expenses as a % of average net assets
(expenses that are deducted from Fund assets)

	Management Fees		Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses

Balanced	1.00%		None	None	1.00%

Large Cap Growth	1.00%		None	None	1.00%

Mid Cap Growth	1.25%	(1)	None	None	1.25%	(1)

International Growth	1.85%	(1)	None	None	1.85%	(1)

Small Cap Growth	1.50%		None	None	1.50%

Science and Technology Growth	1.50%	(1)	None	None	1.50%	(1)

Developing Markets Growth	2.00%		None	None	2.00%

Dividend Growth	1.00%		None	None	1.00%

(1)

Management fee represents contractual fee and does not reflect the Adviser’s voluntary waiver of fees. Actual expenses are lower than those shown in the table because of voluntary fee waivers by the Adviser. As a result of the fee waiver, actual management fees paid by the Mid Cap Growth, International Growth, and Science and Technology Growth Funds were 1.15%, 1.50% and 1.35%, respectively, of the Fund’s average daily net assets at June 30, 2005. After December 31, 2006, these voluntary fee waivers may be terminated at any time by the Adviser.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

E X A M P L E

This example is intended to help you compare the cost of investing in each Fund (before any fee waiver) with the cost of investing in other mutual funds. It assumes that you invest $10,000 in a Fund for the time periods indicated (with reinvestment of all dividends and distributions), that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may differ, based on these assumptions your costs would be:

	1-Year	3-Years	5-Years	10-Years

Balanced	$103	$320	$555	$1,229
Large Cap Growth	$103	$320	$555	$1,229
Mid Cap Growth	$128	$399	$690	$1,518
International Growth	$190	$587	$1,009	$2,184
Small Cap Growth	$154	$477	$824	$1,801
Science and Technology Growth	$154	$477	$824	$1,801
Developing Markets Growth	$205	$633	$1,087	$2,345
Dividend Growth	$103	$320	$555	$1,229

E A R L Y   R E D E M P T I O N   F E E

Each Fund except the Balanced Fund charges a redemption fee on shares held for less than 30 calendar days. The fee is retained by the Fund for the benefit of its long-term shareholders. It is charged to discourage short-term trading of the Fund by market timers or other investors who do not share the long-term strategy of the Fund, and to reduce the expenses of long-term shareholders by reducing the trading costs and other costs associated with short-term investments in the Fund.

The “first-in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the fee applies.

A redemption fee will not be charged on shares acquired by reinvestment of dividends or distributions from a Fund, or held in an account of a qualified retirement plan, such as a 401(k) plan. A redemption fee will be charged, however, on shares held in an IRA or 403(b) account.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Fund Management

INVESTMENT ADVISER

Sit Investment Associates, Inc. (the “Adviser”), 3300 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota 55402, is the Funds’ investment adviser. The Adviser was founded in 1981 and provides investment management services for both public and private clients. As of September 30, 2005, the Adviser and its affiliates had approximately $6.5 billion in assets under management, including approximately $1.5 billion for the 13 Sit Mutual Funds.

Under Investment Management Agreements between each Fund and the Adviser (the “Agreements”), the Adviser manages each Fund’s business and investment activities, subject to the authority of the board of directors. A discussion regarding the basis of the board of directors’ approval of the Agreements is available in the Stock Funds Annual Report to shareholders, dated June 30, 2005. The Agreements require the Adviser to bear each Fund’s expenses except interest, brokerage commissions and transaction charges and certain extraordinary expenses. Each Fund pays the Adviser a monthly fee for its services. During their most recent fiscal year, after taking into account voluntary fee waivers, the Funds paid the following advisory fees to the Adviser:

Fund	Advisory fee as a % of average daily net assets

Balanced Fund	1.00%

Large Cap Growth Fund	1.00%

Mid Cap Growth Fund	1.15%	(1)

International Growth Fund	1.50%	(1)

Small Cap Growth Fund	1.50%

Science and Technology Growth Fund	1.35%	(1)

Developing Markets Growth Fund	2.00%

Dividend Growth Fund	1.00%

(1)

Net of voluntary fee waivers. The contractual fees (without waivers) for the Mid Cap Growth, International Growth, and Science and Technology Growth Funds are 1.25%, 1.85%, and 1.50%, per year, respectively, of the Fund’s average daily net assets. After December 31, 2006, these voluntary fee waivers may be terminated at any time by the Adviser.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

INVESTMENT SUB-ADVISER

Sit/Kim International Investment Associates, Inc. (the “Sub-Adviser”), 3300 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota 55402, is the Sub-Adviser for the Developing Markets Growth and International Growth Funds. The Sub-Adviser was founded in 1989 and is a majority owned subsidiary of the Adviser. The Sub-Adviser is an international investment management firm and together with its affiliate, as of September 30, 2005, had approximately $0.3 billion in assets under management. The Sub-Adviser has an office in New York.

Under a Sub-Advisory Agreement with the Adviser, the Adviser pays the Sub-Adviser a portion of its advisory fee for managing the Developing Markets Growth and International Growth Funds’ investment activities.

PORTFOLIO MANAGEMENT

The Funds’ investment decisions are made by a team of portfolio managers and analysts who are jointly responsible for the day-to-day management of the Funds. The portfolio management team is led by Eugene C. Sit, Chief Investment Officer of the Adviser; Roger J. Sit, Executive Vice President – Research and Investment Management of the Adviser; and Peter L. Mitchelson, President of the Adviser.

Sit/Kim International Investment Associates, Inc. is the Sub-Adviser for the International Growth Fund and the Developing Markets Growth Fund. Eugene C. Sit is the Sub-Adviser’s Chief Investment Officer. Roger J. Sit is Deputy Chief Investment Officer of the Sub-Adviser.

The following table lists the individual team members that are primarily responsible for managing each Fund’s investments.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Experience with:
• Management Team
Portfolio Manager	Role on	• Adviser	Past 5 Years’
Title	Management Team	• Industry	Business Experience

B A L A N C E D

Eugene C. Sit Chairman, CEO and CIO	Chief Investment Officer	11 yrs 10 m 24 yrs 3 m 42 yrs 10 m

Chairman, CEO and CIO of Sit Investment Associates, Inc. (the “Adviser”) and Sit/Kim International Investment Associates, Inc. (“Sit/Kim”); Director of SIA Securities Corp. (the “Distributor”), and Chairman and CEO of Sit Investment Fixed Income Advisors, Inc. (“SF”).

Peter L. Mitchelson President	Portfolio Manager	11 yrs 10 m 24 yrs 3 m 37 yrs 5 m	Director and President of the Adviser; Director and Executive Vice President of Sit/Kim; Director of the Distributor; and Vice Chairman of SF. Director of the Sit Funds through 4/30/02.

Bryce A. Doty Vice President – Investments	Portfolio Manager	9 yrs 10 m 9 yrs 11 m 15 yrs 5 m	Vice President and Fixed Income Portfolio Manager of SF.

D I V I D E N D G R O W T H

Eugene C. Sit Chairman, CEO and CIO	Chief Investment Officer	1 yrs 10 m 24 yrs 3 m 42 yrs 10 m	See above.

Kent L. Johnson Vice President – Investments	Portfolio Manager	1 yrs 10 m 16 yrs 9 m 16 yrs 9 m	Vice President – Equity Investments of the Adviser.

Roger J. Sit Executive Vice President	Portfolio Manager	1 yrs 10 m 7 yrs 11 m 15 yrs 5 m	Executive Vice President – Research and Investment Management of the Adviser; Director, President, COO, and Deputy CIO of Sit/Kim.

Michael J. Stellmacher Investment Specialist – Research of the Adviser	Portfolio Manager	1 yrs 10 m 4 yrs 9 m 14 yrs 8 m	Investment Specialist – Research of the Adviser; Manager – Benefits Investment of the Pillsbury Company through 2000.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Experience with:
• Management Team
Portfolio Manager	Role on	• Adviser	Past 5 Years’
Title	Management Team	• Industry	Business Experience

L A R G E C A P G R O W T H

Eugene C. Sit Chairman, CEO and CIO	Chief Investment Officer	23 yrs 1 m 24 yrs 3 m 42 yrs 10 m	See page 31.

Peter L. Mitchelson President	Portfolio Manager	23 yrs 1 m 24 yrs 3 m 37 yrs 5 m	See page 31.

Roger J. Sit Executive Vice President	Portfolio Manager	7 yrs 11 m 7 yrs 11 m 15 yrs 5 m	See page 31.

Ronald D. Sit Vice President – Investments	Portfolio Manager	21 yrs 4 m 21 yrs 4 m 21 yrs 4 m	Vice President – Equity Investments of the Adviser.

M I D C A P G R O W T H

Eugene C. Sit Chairman, CEO and CIO	Chief Investment Officer	23 yrs 1 m 24 yrs 3 m 42 yrs 10 m	See page 31.

Kent L. Johnson Vice President – Investments	Portfolio Manager	2 yrs 0 m 16 yrs 9 m 16 yrs 9 m	See page 31.

Matthew T. Loucks Equity Research Analyst of the Adviser	Portfolio Manager	0 yrs 7 m 0 yrs 8 m 10 yrs 3 m	Equity Research Analyst of the Adviser; Analyst, William Blair & Co. through 2/05.

Robert W. Sit Vice President – Investments	Portfolio Manager	7 yrs 10 m 14 yrs 3 m 14 yrs 3 m	Vice President – Equity Investments of the Adviser.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Experience with:
• Management Team
Portfolio Manager	Role on	• Adviser	Past 5 Years’
Title	Management Team	• Industry	Business Experience

I N T E R N A T I O N A L G R O W T H

Eugene C. Sit Chairman, CEO and CIO	Chief Investment Officer	14 yrs 0 m 24 yrs 3 m 42 yrs 10 m	See page 31.

Janet K. Kinzler Equity Research Analyst of Sit/Kim	Portfolio Manager	4 yrs 2 m 4 yrs 2 m 12 yrs 2 m	Equity Research Analyst of Sit/Kim; Principal of SCA Consulting 2000 – 2001; Vice President of Credit Suisse First Boston 1997 – 1999.

Tasha M. Murdoff Equity Research Analyst of Adviser	Portfolio Manager	1 yrs 0 m 9 yrs 11 m 9 yrs 11 m	Equity Research Analyst of Adviser; Equity Research Associate of Adviser 2000 – 2004.

Roger J. Sit Executive Vice President	Portfolio Manager	7 yrs 11 m 7 yrs 11 m 15 yrs 5 m	See page 31.

S M A L L C A P G R O W T H

Eugene C. Sit Chairman, CEO and CIO	Chief Investment Officer	11 yrs 4 m 24 yrs 3 m 42 yrs 10 m	See page 31.

Kent L. Johnson Vice President – Investments	Portfolio Manager	2 yrs 0 m 16 yrs 9 m 16 yrs 9 m	See page 31.

Matthew T. Loucks Equity Research Analyst of the Adviser	Portfolio Manager	0 yrs 5 m 0 yrs 8 m 10 yrs 3 m	See page 32.

Robert W. Sit Vice President – Investments	Portfolio Manager	7 yrs 10 m 14 yrs 3 m 14 yrs 8 m	See page 32.

Michael J. Stellmacher Investment Specialist – Research of the Adviser	Portfolio Manager	4 yrs 9 m 4 yrs 9 m 14 yrs 8 m	See page 31.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Experience with:
• Management Team
Portfolio Manager	Role on	• Adviser	Past 5 Years’
Title	Management Team	• Industry	Business Experience

S C I E N C E A N D T E C H N O L O G Y G R O W T H

Eugene C. Sit Chairman, CEO and CIO	Chief Investment Officer	7 yrs 10 m 24 yrs 3 m 42 yrs 10 m	See page 31.

Matthew T. Loucks Equity Research Analyst of the Adviser	Portfolio Manager	0 yrs 7 m 0 yrs 8 m 10 yrs 3 m	See page 32.

Mark A. Pepper Equity Research Analyst of Adviser	Portfolio Manager	3 yrs 6 m 3 yrs 6 m 9 yrs 8 m	Equity Research Analyst of Adviser; Financial Analyst of Goldman, Sachs & Company 1996 – 1999.

Robert W. Sit Vice President – Investments	Portfolio Manager	7 yrs 10 m 14 yrs 3 m 14 yrs 3 m	See page 31.

D E V E L O P I N G M A R K E T S G R O W T H

Eugene C. Sit Chairman, CEO and CIO	Chief Investment Officer	11 yrs 4 m 24 yrs 3 m 42 yrs 10 m	See page 31.

Roger J. Sit Executive Vice President	Portfolio Manager	7 yrs 11 m 7 yrs 11 m 15 yrs 5 m	See page 31.

Raymond E. Sit Vice President – Research & Investment Management of Sit/Kim	Portfolio Manager	11 yrs 2 m 11 yrs 2 m 13 yrs 2 m	Vice President – Research & Investment Management of Sit/Kim.

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Fund, if any.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

DISTRIBUTOR

SIA Securities Corp. (the “Distributor”), an affiliate of the Adviser, is the distributor for the Funds. The Distributor markets the Funds’ shares only to certain institutional and individual investors and all other sales of the Funds’ shares are made by each Fund.

The Distributor or the Adviser may enter into agreements under which various financial institutions and brokerage firms provide administrative services for customers who are beneficial owners of shares of the Funds. The Distributor or Adviser may compensate these firms for the services provided, with compensation based on the aggregate assets of customers that are invested in the Funds.

CUSTODIAN AND TRANSFER AGENT

PFPC Trust Company, located at 8800 Tinicum Boulevard, Third Floor, Philadelphia, PA 19153, is the Custodian for the Funds.

PFPC Inc., located at 101 Sabin Street, Pawtucket, RI 02860, is the Transfer Agent for the Funds.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Shareholder Information

SHARE PRICE

Your price for purchasing, selling, or exchanging shares is based on the Fund’s net asset value (“NAV”) per share, which is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 3:00 p.m. Central time) every day the exchange is open. The NAV per share of the Funds will fluctuate.

NAV is based on the market value of the securities in a Fund’s portfolio which are valued on the basis of market quotations or official closing prices. When market quotations or official closing prices are not readily available, fair value is determined in good faith by the Adviser using procedures adopted and under the general supervision of the board of directors. If an event that is likely to affect materially the value of a portfolio security occurs after the relevant market has closed (but before the calculation of a Fund’s NAV), it may be necessary to determine the fair value of the security in light of that event, and price the security at the fair value. This situation is most likely to occur with respect to a foreign security that trades on a foreign exchange. Events that materially affect the value of a security may occur in a particular geographic region, or be specific to a particular industry, or affect only one particular company. For example, a natural disaster may affect the operations of companies located in the affected geographic region, which may require the Fund to determine the fair value of portfolio securities issued by such companies in light of such event. The Funds will determine NAV using the fair value price of a security in order to ensure that the prices of the securities reflect their value as of the time set for NAV calculation.

Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Fair value pricing involves subjective judgements and it is possible that the fair value determined for a security is different than the value that could be realized upon the sale of that security.

Short-term debt securities maturing in less than 60 days are valued at amortized cost. The amortized cost method of valuation initially values a security at its purchase cost, then consistently adjusts the cost value by amortizing/accreting any discount or premium paid until the security’s maturity without regard to fluctuating interest rates.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

International Growth Fund and Developing Markets Growth Fund hold portfolio securities that trade on weekends or other days when the Funds do not price their shares. Therefore, the value of these Funds’ shares may change on days when you will be unable to purchase or redeem their shares.

WHEN ORDERS ARE EFFECTIVE

Purchase, exchange, and sale orders are received and may be accepted by Sit Mutual Funds only on days the NYSE is open. Purchase, exchange, and sale orders received by the Funds or their agents prior to the close of the NYSE (generally 3:00 p.m. Central time) are processed at the net asset value per share calculated for that business day, except purchases made to an existing account via Automated Clearing House, “ACH,” electronic transfer of funds. ACH purchases are invested at the net asset value per share on the next business day after your telephone call to the Funds if you call the Funds prior to the close of the NYSE. Your bank account will be debited within 1 to 2 business days.

If your purchase, exchange, or sale order is received after the close of the NYSE, the purchase, exchange or sale will be made at the net asset value calculated on the next day the NYSE is open.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

There is no charge to invest, exchange, or sell shares when you make transactions directly through Sit Mutual Funds.

The Funds may authorize certain institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers), to accept purchase, redemption and exchange orders from their customers on behalf of the Funds. These authorized intermediaries also may designate other intermediaries to accept such orders, if approved by the Funds. A Fund will be deemed to have received an order when the order is received by the authorized intermediary in good form, and the order will be priced at the Fund’s per share NAV next determined, provided that the authorized intermediary forwards the order (and payment for any purchase order) to the Funds (or their transfer agent) within agreed-upon time periods. Investors purchasing shares through a financial intermediary should read their account agreements carefully. A financial intermediary’s requirements may differ from those listed in this Prospectus. A financial intermediary also may impose account charges, such as asset allocation fees, account maintenance fees and other charges.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

OTHER ACCOUNT POLICIES

P U R C H A S E   R E S T R I C T I O N S

The Funds may reject or restrict any purchase or exchange order at any time, when, in the judgment of management, it is in the best interests of the Funds. For example, see the discussion regarding “Excessive Trading in Fund Shares” below.

E X C E S S I V E   T R A D I N G   I N   F U N D    S H A R E S

The Funds discourage excessive short-term trading that could be disruptive to the management of a Fund. When large dollar amounts are involved, a Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Excessive trading also may force a Fund to sell portfolio securities at disadvantageous times to raise the cash needed to satisfy a redemption request, and may increase brokerage expenses. These factors may hurt a Fund’s performance and its shareholders.

The Funds may, in the Funds’ discretion, reject any purchase or exchange order from a shareholder if the Funds determine that the shareholder’s short-term trading activity is excessive. The Funds’ Boards of Directors have approved policies and procedures designed to discourage excessive trading in Fund shares. For example, the Funds (except for the Balanced Fund) impose a redemption fee on shares held for less than 30 calendar days (see “Early Redemption Fee” in the “Fees and Expenses” section above). Additionally, the Funds monitor purchase orders and investigate orders that exceed certain thresholds and attempt to confirm that the investment is not being made for a short-term. The Funds have the right to modify the market timing policy at any time without advance notice. The Funds seek to apply market timing policies and procedures uniformly to all shareholders. The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts, however, it should be noted that the ability of the Funds to monitor and limit excessive short-term trading of shareholders investing in a Fund through the omnibus account of a financial intermediary may be significantly limited or absent where the intermediary maintains the underlying shareholder accounts. Despite our efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identity market timers or curtail their trading practices.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

P U R C H A S I N G  S H A R E S

By Mail	T O O P E N A N A C C O U N T	T O A D D T O A N A C C O U N T

Mail a completed account application and your check payable to:

                Sit Mutual Funds
                P.O. Box 9763
                Providence, RI 02940

Third party checks or starter checks are not accepted for initial purchases.

Please be sure to complete the entire application, including the selection of which Fund(s) you want to purchase.

Prospectuses and account applications may be viewed and printed from our website, www.sitfunds.com.

Mail a completed investment slip for a particular fund (which you received in your account statement) or a letter of instruction, with a check payable to:

                Sit Mutual Funds
                P.O. Box 9763
                Providence, RI 02940

A letter of instruction must include your account number, the name(s) of the registered owner(s) and the Fund(s) that you want to purchase.

Starter checks are not accepted for additional purchases.

By Telephone

Fax a completed account application to Sit Mutual Funds at 612-342-2111, and then call us at 1-800-332-5580 or 612-334-5888 for a new account number and bank wiring instructions.

Payment by Wire. Instruct your bank to wire your investment to the Sit Mutual Funds using the wire instructions on the back of the prospectus. Call us at 1-800-332-5580 or 612-334-5888 and notify us of the wire.

Instruct your bank to wire your investment to us using the wire instructions we have given you. Your bank may charge a wire fee. Mail the original signed account application to:

                Sit Mutual Funds
                P.O. Box 9763
                Providence, RI 02940

Payment by ACH. Call us at 1-800-332-5580 or 612-334-5888 to request that a purchase be made electronically from your bank account. The shares purchased will be priced on the next business day following your telephone request made prior to the close of the NYSE.

Before using the ACH feature, you must set up the ACH option on your initial account application or a Change of Account Options Form.

Note for IRA Accounts: An IRA account cannot be opened over the telephone.

Automatically

You cannot make an initial purchase automatically.

You may set up an Automatic Investment Plan on your initial account application or on a Change of Account Options Form. The Plan will invest in the selected Fund electronically from your bank account (via ACH) on any day the Funds are open - either monthly, quarterly or annually.

Please see page 41 for additional general rules for purchasing and selling shares.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

S E L L I N G  S H A R E S

T O E X C H A N G E S H A R E S	T O S E L L S H A R E S	By Mail

You may sell shares of one Sit Fund and purchase shares of another Sit Fund by mailing a letter of instruction signed by all registered owners of the account to:

                Sit Mutual Funds
                P.O. Box 9763
                Providence, RI 02940

A letter of instruction must include your account number, the name(s) and the number of shares or dollar amount of the Fund(s) you want to sell and the name(s) of the Fund(s) you want to purchase.

Mail a written request that includes:
• Account number,
• Names and signatures of all registered owners exactly as they appear on the account,
• Name of Fund and number of shares or dollar amount you want to sell.
• Medallion signature guarantee(s) if you have requested that the proceeds from the sale be:
• paid to anyone other than the registered account owners,
• paid by check and mailed to an address other than the registered address, or
• sent via bank wire (currently an $8 fee) to a bank different than the bank authorized by you on your account application.
• Supporting legal documents, if required (see “General Rules” on following page)
• Method of payment (check, wire transfer, or ACH, see “General Rules” on following page)
Note for IRA Accounts: Mail a signed IRA Distribution Form to Sit Mutual Funds.

By Telephone

You may sell shares of one Sit Fund and purchase shares of another Sit Fund by calling us at 1-800-332-5580 or 612-334-5888. If you call after business hours, you will need your Personal Identification Number to use the automatic telephone system.

Call us at 1-800-332-5580 or 612-334-5888 and request a sale of shares.

Before selling shares by telephone, you must set up the option on your initial account application or a Change of Account Options Form. Proceeds from the sale will be sent as directed on your application by check, bank wire or ACH. The Funds’ bank charges a wire fee to send the proceeds via bank wire (currently $8).

Note for IRA Accounts: A sale of shares from an IRA account cannot be made over the telephone. Mail a completed IRA Distribution Form to Sit Mutual Funds.

Automatically

You may set up an Automatic Exchange Plan on your initial account application or on a Change of Account Options Form. The Plan will sell shares of one Sit Fund and invest in another Sit Fund automatically on any day the Funds are open - either monthly, quarterly or annually.

Shares may be sold through the Automatic Withdrawal Plan (minimum $100) if the Special Services section of the initial account application is complete.

You may add this option by completing a Change of Account Options Form, and this option will begin within 10 days of the Funds’ receipt of the form.

Proceeds from the sale will be sent as directed on your account application, by check or ACH.

Please see page 41 for additional general rules for purchasing and selling shares.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

G E N E R A L  R U L E S  F O R  P U R C H A S I N G  &  S E L L I N G  S H A R E S

P U R C H A S I N G S H A R E S	E X C H A N G I N G S H A R E S

Shares may be purchased on any day the NYSE is open with a minimum initial investment of $5,000 per Fund.

IRA accounts (regular, Roth and SEP) require a minimum initial investment of $2,000 per Fund.

Additional investments in any account must be at least $100.

You may sell shares of one or more Sit Funds and use the proceeds to buy shares of another Sit Fund.

Before making an exchange, please read the prospectus and consider the investment objective of the Fund you are purchasing.

You may exchange shares by mail, telephone or an automatic exchange plan as described on page 34. You may also exchange shares of the Sit Funds on our website at www.sitfunds.com.

An exchange of shares is a sale for federal income tax purposes and you may have a taxable capital gain or loss.

S E L L I N G S H A R E S	R E C E I P T O F S A L E P R O C E E D S

Your sale proceeds will be paid as soon as possible, generally not later than 7 business days after the Funds’ receipt of your request to sell. However, if you purchased shares with nonguaranteed funds, such as a personal check, and you sell shares, your sale proceeds payment will be delayed until your check clears, which may take 15 days.

Other Documents: Under certain circumstances, sales of shares may require additional legal documentation, such as sales by estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Medallion Signature Guarantee: A medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transactions. A medallion signature guarantee may be obtained from a bank, brokerage firm, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. A notary public stamp cannot be substituted for a medallion signature guarantee.

You may receive proceeds from the sales of your shares in one of three ways:

(1) By Mail
Your check will generally be mailed to the address of record within 7 days after receipt of your request.

(2) By Wire
Your bank account will generally be credited within 1 to 2 business days after receipt of your request. The Funds’ bank charges a wire fee (currently $8) which will be deducted from the balances of your account or from the amount being wired if your account has been completely redeemed. The recipient bank may also charge a wire fee.

(3) By ACH
Your bank account will generally be credited within 1 to 2 business days after receipt of your request. Proceeds from the sale of shares from an IRA account cannot be paid using ACH.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

A C C O U N T S   W I T H   L O W   B A L A N C E S

If your account balance in a Fund falls below $5,000 as a result of selling or exchanging shares, the Fund has the right to redeem your shares and send you the proceeds. Before redeeming your account, the Fund will mail you a notice of its intention to redeem, which will give you an opportunity to make an additional investment. If you do not increase the value of your account to at least $5,000 within 30 days of the date the notice was mailed, the Fund may redeem your account.

I N V E S T O R   S E R V I C E   F E E S

Investor Services Representatives can provide many services to you. You will be charged a fee for some customized services, such as researching historical account statements and mailings via overnight delivery services. A schedule of services with applicable fees, if any, is available upon request.

C U S T O M E R   I D E N T I F I C A T I O N   P R O G R A M

Federal law requires the Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens an account with the Funds. Applications without this information, or without an indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Funds reserve the right to: (a) place limits on account transactions until the investor’s identity is verified; (b) refuse an investment in the Funds or (c) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

DIVIDENDS AND DISTRIBUTIONS

The Balanced Fund and Dividend Growth Fund distribute quarterly dividends from their net investment income. Each of the other Funds distributes an annual dividend from its net investment income. Net investment income includes dividends on stocks and interest earned on bonds or other debt securities less operating expenses.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Capital gains, if any, are distributed at least once a year by each Fund. A capital gain occurs if a Fund sells portfolio securities for more than its cost. If you buy Fund shares just before a distribution, in effect, you “buy the distribution.” You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions are automatically reinvested in additional shares of the Fund paying the distribution at the net asset value per share on the distribution date. However, you may request that distributions be automatically reinvested in another Sit Mutual Fund, or paid in cash. These requests may be made on the application, Change of Account Options form, or by written notice to Sit Mutual Funds. You will receive a quarterly statement reflecting the dividend payment and, if applicable, the reinvestment of dividends. If cash payment is requested, an ACH transfer will be initiated, or a check normally will be mailed within five business days after the payable date. If the check cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will automatically be reinvested in Fund shares. No interest will accrue on uncashed distribution, dividend, or sales proceeds checks.

TAXES

Some of the tax consequences of investing in the Funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

T A X E S   O N   D I S T R I B U T I O N S

Each Fund pays its shareholders distributions from its net investment income and any net capital gains that it has realized. For most investors, these distributions will be taxable, whether paid in cash or reinvested (unless your investment is in an IRA or other tax-advantaged account). You will be notified annually of the tax status of distributions to you.

Distributions paid from a Fund’s net investment income will be taxable as ordinary income or as qualified dividend income. Under current tax laws, ordinary income is taxed at higher rates than qualified dividend income and long-term capital gains. Generally, dividends that a Fund receives from domestic corporations and from foreign corporations whose stock is readily tradable on an established securities market in the U.S. or which are domiciled in countries on a list established

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

by the Internal Revenue Service will qualify for qualified dividend treatment when paid out to investors. Absent further legislation, the reduced maximum tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Distributions paid from a Fund’s net short-term capital gains, if any, are taxable as ordinary income. Distributions paid from a Fund’s long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long you have held your shares. The composition of distributions in any year will depend upon a variety of market and other conditions and cannot be predicted accurately.

T A X E S   O N   T R A N S A C T I O N S

The sale or exchange of your shares in a Fund is a taxable transaction, and you may incur a capital gain or loss on the transaction. If you held the shares for more than one year, this gain or loss would be a long-term gain or loss. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

F O R E I G N   T A X   C R E D I T S

The International Growth Fund and Developing Markets Growth Fund may be required to pay withholding and other taxes imposed by foreign countries. If a Fund has more than 50% of its total assets invested in securities of foreign corporations at the end of its taxable year, it may make an election that will permit you either to claim a foreign tax credit with respect to foreign taxes paid by the Fund or to deduct those amounts as an itemized deduction on your tax return. If a Fund makes this election, you will be notified and provided with sufficient information to calculate the amount you may deduct as foreign taxes paid or your foreign tax credit.

RETIREMENT AND OTHER TAX-DEFERRED ACCOUNTS

Taxes on current income can be deferred by investing in Individual Retirement Accounts (IRAs), 401(k), pension, profit sharing, 403(b)(7), employee benefit, deferred compensation and other qualified retirement plans.

The Funds are available for your tax-deferred retirement plan with a $2,000 minimum investment per Fund and subsequent contributions of at least $100. Such retirement plans must have a qualified plan sponsor or trustee. Tax-deferred retirement plans include 401(k), profit sharing, and money purchase plans as well as IRA, Roth IRA, SEP-IRA, and certain 403(b)(7) plans. You should

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

contact the Funds for specific plan documentation. IRA and 403(b)(7) accounts with balances under $10,000 will be charged an annual $15 IRA custodial fee.

The federal tax laws governing these tax-deferred plans must be complied with to avoid adverse tax consequences. You should consult your tax adviser before investing.

MAILING OF REGULATORY DOCUMENTS

The Funds’ practice is to “household,” or consolidate shareholder mailings of regulatory documents such as prospectuses, shareholder reports, and proxies to shareholders at a common address. This means that a single copy of these regulatory documents is sent to the address of record. If at any time you wish to receive multiple copies of the regulatory documents at your address, you may contact the Funds and the Funds will mail separate regulatory documents to each of your individual accounts within 30 days of your call.

PRIVACY POLICY

We collect nonpublic personal information about you from information we receive from you on applications or other forms and information about your transactions and communications with us, our affiliates or others. We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard our nonpublic personal information.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

Additional Information

OTHER SECURITIES, INVESTMENT PRACTICES, AND POLICIES

The principal investment strategies and risk factors of each Fund are outlined in the section entitled “Fund Summaries.” Below are brief discussions of certain other investment practices of the Funds. Each Fund may invest in securities and use investment strategies that are not described in this Prospectus but are described in the Statement of Additional Information.

As described in the Fund Summaries section, each Fund other than Balanced Fund and International Growth Fund has a policy requiring the Fund to invest at least 80% of its net assets in the types of securities suggested by the Fund’s name. For purposes of this requirement, net assets include the amount of any borrowings for investment purposes.

D U R A T I O N

The Balanced Fund attempts to maintain an average effective duration of 3 to 7 years for the fixed-income portion of its portfolio. Duration measures how much the value of a security is expected to change with a given change in interest rates. Effective duration is one means used to measure interest rate risk. The longer a security’s effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates rise by 1%, the market value of a security with an effective duration of 2 years would decrease by 2%, with all other factors being constant. The Adviser uses several methods to compute duration estimates appropriate for particular securities held in the Balanced Fund’s portfolio. Duration estimates are based on assumptions by the Adviser and subject to a number of limitations. Duration is most useful when interest rate changes are small and occur equally in short-term and long-term securities. In addition, it is difficult to calculate duration precisely for bonds with prepayment options, such as mortgage-related securities, because the calculation requires assumptions about prepayment rates.

P O R T F O L I O   T U R N O V E R

The Funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. However, historically the Funds’ turnover rates have been less than 100%. The “Financial Highlights” section of this Prospectus shows each Fund’s historical portfolio turnover rate. A high portfolio turnover rate generally will result in greater brokerage

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

commission expenses borne by a Fund which may decrease a Fund’s yield. A portfolio turnover rate in excess of 100% may result in higher amounts of realized short-term capital gain, subject to the payment of taxes as ordinary income by shareholders.

S E C U R I T I E S   R A T I N G S

When debt securities are rated by one or more independent rating agencies, the Adviser uses these ratings to determine bond quality. Investment-grade debt securities are those that are rated within the four highest rating categories, which are AAA, AA, A, and BBB by Standard & Poor’s and Fitch Ratings, and Aaa, Aa, A and Baa by Moody’s Investor Services. If a debt security’s credit quality rating is downgraded after a Fund’s purchase, the Adviser will consider whether any action, such as selling the security, is warranted.

I N V E S T M E N T   I N   T H E   S I T   M O N E Y   M A R K E T   F U N D

Each Fund may invest up to 25% of its total net assets in shares of the money market funds advised by the Adviser, which includes the Sit Money Market Fund, subject to the conditions contained in an exemptive order issued to the Funds by the Securities and Exchange Commission. These investments may be made in lieu of direct investments in short-term money market instruments if the Adviser believes that they are in the best interest of the Funds.

T E M P O R A R Y   D E F E N S I V E   I N V E S T I N G

For temporary defensive purposes in periods of unusual market conditions, each Fund may invest all of its total assets in cash or short-term debt securities including certificates of deposit, bankers’ acceptances and other bank obligations, corporate and direct U.S. obligation bonds, notes, bills, commercial paper and repurchase agreements. As a result, a Fund may not achieve its investment objective.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the shares of each Fund. This information is intended to help you understand each Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Some of this information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned or lost on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

B A L A N C E D   F U N D

	Fiscal Years Ended June 30,

	2005	2004	2003	2002	2001

Net Asset Value:

Beginning of period	$13.80	$12.47	$12.29	$15.33	$19.18

Operations:

Net investment income(2)	.26	.21	.29	.36	.46

Net realized and unrealized gains (losses) on investments	.73	1.34	.22	(3.01)	(3.51)

Total from operations	.99	1.55	.51	(2.65)	(3.05)

Distributions to Shareholders:

From net investment income	(.26)	(.22)	(.33)	(.38)	(.48)

From realized gains	—	—	—	(.01)	(.32)

Total distributions	(.26)	.22	(.33)	(.39)	(.80)

Net Asset Value:

End of period	$14.53	$13.80	$12.47	$12.29	$15.33

Total investment return (1)	7.28%	12.53%	4.43%	(17.62%)	(16.39%)

Net assets at end of period (000s omitted)	$12,251	$12,441	$16,065	$17,825	$24,947

Ratios:

Expenses to average daily net assets	1.00%	1.00%	1.00%	1.00%	1.00%

Net investment income to average daily net assets	1.84%	1.58%	2.54%	2.52%	2.89%

Portfolio turnover rate (excluding short-term securities)	36.32%	44.82%	48.86%	53.53%	63.32%

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
(2)	The net investment income (loss) per share is based on average shares outstanding for the period.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

D I V I D E N D   G R O W T H   F U N D

	Fiscal Year Ended June 30, 2005	Six months ended June 30, 2004 (*)

Net Asset Value:

Beginning of period	$10.14	$10.00

Operations:

Net investment income (loss)(2)	.21	.08

Net realized and unrealized gains (losses) on investments	1.01	.10

Total from operations	1.22	.18

Distributions to Shareholders:

From net investment income	(.18)	(.04)

From realized gains	—	—

Total distributions	(.18)	(.04)

Net Asset Value:

End of period	$11.18	$10.14

Total investment return (1)	12.12%	1.75%

Net assets at end of period (000s omitted)	$14,196	$6,872

Ratios:

Expenses to average daily net assets	1.00%	1.00	%(3)

Net investment income (loss) to average daily net assets	1.94%	1.79	%(3)

Portfolio turnover rate (excluding short-term securities)	54.89%	13.67%

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
(2)	The net investment income (loss) per share is based on average shares outstanding for the period.
(3)	Percentages are adjusted to an annual rate.
(*)	Fund’s inception date was December 31, 2003.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

L A R G E   C A P   G R O W T H   F U N D

	Fiscal Years Ended June 30,

	2005	2004	2003	2002	2001

Net Asset Value:

Beginning of period	$31.96	$26.92	$26.40	$38.99	$63.66

Operations:

Net investment income (loss) (2)	.16	.01	.02	(.08)	(.16)

Net realized and unrealized gains (losses) on investments	2.27	5.05	.50	(12.17)	(19.48)

Total from operations	2.43	5.06	.52	(12.25)	(19.64)

Distributions to Shareholders:

From net investment income	(.12)	(.02)	—	—	—

From realized gains	—	—	—	(.34)	(5.03)

Total distributions	(.12)	(.02)	—	(.34)	(5.03)

Net Asset Value:

End of period	$34.27	$31.96	$26.92	$26.40	$38.99

Total investment return (1)	7.62%	18.81%	1.97%	(31.63%)	(32.92%)

Net assets at end of year (000s omitted)	$69,660	$63,774	$59,324	$63,839	$122,829

Ratios:

Expenses to average daily net assets	1.00%	1.00%	1.00%	1.00%	1.00%

Net investment income (loss) to average daily net assets	0.49%	0.02%	0.08%	(0.25%)	(0.33%)

Portfolio turnover rate (excluding short-term securities)	23.22%	29.71%	33.40%	34.74%	45.26%

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
(2)	The net investment income (loss) per share is based on average shares outstanding for the period.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

M I D   C A P   G R O W T H   F U N D

	Fiscal Years Ended June 30,

	2005		2004		2003		2002		2001

Net Asset Value:

Beginning of period	$10.23		$8.06		$7.91		$12.37		$23.57

Operations:

Net investment income (loss)(3)	(.07)		(.07)		(.05)		(.07)		(.08)

Net realized and unrealized gains (losses) on investments	1.12		2.24		.20		(4.16)		(7.05)

Total from operations	1.05		2.17		.15		(4.23)		(7.13)

Distributions to Shareholders:

From net investment income	—		—		—		—		—

From realized gains	—		—		—		(.23)		(4.07)

Total distributions	—		—		—		(.23)		(4.07)

Net Asset Value:

End of period	$11.28		$10.23		$8.06		$7.91		$12.37

Total investment return(1)	10.26%		26.92%		1.90%		(34.66%)		(35.21%)

Net assets at end of year (000s omitted)	$199,449		$204,946		$170,173		$181,347		$360,037

Ratios:
Expenses to average daily net assets	1.15	%(2)	1.15	%(2)	1.15	%(2)	1.15	%(2)	1.06	%(2)

Net investment income (loss) to average daily net assets	(0.66	%)(2)	(0.71	%)(2)	(0.73	%)(2)	(0.79	%)(2)	(0.49	%)(2)

Portfolio turnover rate (excluding short-term securities)	39.74%		65.14%		53.19%		60.88%		56.21%

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)

Total Fund expenses are contractually limited to 1.25% of average daily net assets. However, during the years ended June 30, 2005, 2004, 2003, 2002, and 2001, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.25% for each of these periods and the ratio of net investment income (loss) to average daily net assets would have been (0.76%), (0.81%), (0.83%), (0.89%), and (0.68%), respectively.

(3)	The net investment income (loss) per share is based on average shares outstanding for the period.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

I N T E R N A T I O N A L   G R O W T H   F U N D

	Fiscal Years Ended June 30,

	2005		2004		2003		2002		2001

Net Asset Value:

Beginning of period	$11.24		$9.39		$10.79		$14.61		$23.58

Operations:

Net investment income (loss)(3)	.07		.01		.07		(.03)		(.03)

Net realized and unrealized gains (losses) on investments	1.03		1.92		(1.47)		(3.79)		(8.42)

Total from operations	1.10		1.93		(1.40)		(3.82)		(8.45)

Distributions to Shareholders:

From net investment income	(.03)		(.08)		—		—		—

From realized gains	—		—		—		—		(.52)

Total distributions	(.03)		(.08)		—		—		(.52)

Net Asset Value:

End of period	$12.31		$11.24		$9.39		$10.79		$14.61

Total investment return (1)	9.80%		20.63%		(12.97%)		(26.15%)		(36.43%)

Net assets at end of period (000s omitted)	$29,152		$34,281		$48,533		$69,820		$123,085

Ratios:

Expenses to average daily net assets	1.50	%(2)	1.50	%(2)	1.50	%(2)	1.50	%(2)	1.50	%(2)

Net investment income (loss) to average daily net assets	0.56	%(2)	0.14	%(2)	0.81	%(2)	(0.22	%)(2)	(0.20	%)(2)

Portfolio turnover rate (excluding short-term securities)	28.27%		44.37%		21.02%		25.78%		25.22%

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)

Total Fund expenses are contractually limited to 1.85% of average daily net assets. However, during the years ended June 30, 2005, 2004, 2003, 2002, and 2001, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.85% for each of these periods and the ratio of net investment income (loss) to average daily net assets would have been 0.21%, (0.21%), 0.46%, (0.57%), and (0.55%), respectively.

(3)	The net investment income (loss) per share is based on average shares outstanding for the period.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

S M A L L   C A P   G R O W T H   F U N D

	Fiscal Years Ended June 30,

	2005	2004	2003	2002	2001

Net Asset Value:

Beginning of period	$25.29	$21.64	$21.06	$28.99	$41.35

Operations:
Net investment loss (2)	(.27)	(.27)	(.18)	(.24)	(.13)

Net realized and unrealized gains (losses) on investments	2.72	3.92	.76	(7.65)	(11.65)

Total from operations	2.45	3.65	.58	(7.89)	(11.78)

Distributions to Shareholders:

From realized gains	—	—	—	(.04)	(.58)

Total distributions	—	—	—	(.04)	(.58)

Net Asset Value:

End of period	$27.74	$25.29	$21.64	$21.06	$28.99

Total investment return (1)	9.69%	16.87%	2.75%	(27.24%)	(28.79%)

Net assets at end of year (000s omitted)	$180,545	$199,810	$182,912	$180,684	$227,888

Ratios:

Expenses to average daily net assets	1.50%	1.50%	1.50%	1.50%	1.50%

Net income (loss) to average daily net assets	(1.08%)	(1.10%)	(1.00%)	(0.99%)	(0.41%)

Portfolio turnover rate (excluding short-term securities)	33.75%	65.79%	59.98%	65.25%	39.91%

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)	The net investment income (loss) per share is based on average shares outstanding for the period.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

S C I E N C E   A N D   T E C H N O L O G Y   G R O W T H   F U N D

	Fiscal Years Ended June 30,

	2005		2004		2003		2002		2001

Net Asset Value:
Beginning of period	$10.02		$8.05		$7.52		$15.23		$33.38

Operations:

Net investment income (loss) (3)	(.09)		(.11)		(.07)		(.12)		(.19)
Net realized and unrealized gains (losses) on investments	(.79)		2.08		.60		(7.58)		(17.10)

Total from operations	(.88)		1.97		.53		(7.70)		(17.29)

Distributions to Shareholders:
From net investment income	—		—		—		—		—
From realized gains	—		—		—		(.01)		(.86)

Total distributions	—		—		—		(.01)		(.86)

Net Asset Value:

End of period	$9.14		$10.02		$8.05		$7.52		$15.23

Total investment return(1)	(8.78%)		24.47%		7.05%		(50.57%)		(52.96%)

Net assets at end of period (000s omitted)	$14,542		$19,054		$15,200		$14,018		$30,453

Ratios:

Expenses to average daily net assets	1.35	%(2)	1.35	%(2)	1.35	%(2)	1.35	%(2)	1.29	%(2)
Net investment income (loss) to average daily net assets	(0.99	%)(2)	(1.20	%)(2)	(1.05	%)(2)	(1.06	%)(2)	(0.94	%)(2)
Portfolio turnover rate (excluding short-term securities)	37.55%		55.54%		49.67%		76.78%		34.59%

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)

Total Fund expenses are contractually limited to 1.50% of average daily net assets. However, during the periods ended June 30, 2005, 2004, 2003, 2002, and 2001, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.50% for each of these periods and the ratio of net investment income (loss) to average daily net assets would have been (1.14%), (1.35%), (1.20%), (1.21%), and (1.15%), respectively.

(3)	The net investment income (loss) per share is based on average shares outstanding for the period.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

D E V E L O P I N G   M A R K E T S   G R O W T H   F U N D

	Fiscal Years Ended June 30,

	2005	2004	2003	2002	2001

Net Asset Value:
Beginning of period	$9.89	$8.12	$8.10	$9.17	$13.43

Operations

Net investment income (loss) (2)	.06	.04	.02	(.02)	—
Net realized and unrealized gains (losses) on investments	3.04	1.78	—	(1.05)	(4.26)

Total from operations	3.10	1.82	.02	(1.07)	(4.26)

Distributions to Shareholders:
From net investment income	(.02)	(.05)	—	—	—
From realized gains	—	—	—	—	—

Total distributions	(.02)	(.05)	—	—	—

Net Asset Value:
End of period	$12.97	$9.89	$8.12	$8.10	$9.17

Total investment return (1)	31.32%	22.48%	0.25%	(11.66%)	(31.72%)

Net assets at end of year (000s omitted)	$10,575	$8,030	$8,577	$11,250	$13,877

Ratios:
Expenses to average daily net assets	2.00%	2.00%	2.00%	2.00%	2.00%

Net investment income (loss) to average daily net assets	0.55%	0.37%	0.31%	(0.20%)	0.02%

Portfolio turnover rate (excluding short-term securities)	29.54%	33.72%	6.61%	25.40%	21.87%

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)	The net investment income (loss) per share is based on average shares outstanding for the period.

FUND SUMMARIES	FUND MANAGEMENT	SHAREHOLDER INFORMATION	ADDITIONAL INFORMATION

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NOT PART OF PROSPECTUS

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NOT PART OF PROSPECTUS

F O R M O R E I N F O R M A T I O N

For more information about the Funds, the following documents are available free upon request:

Statement of Additional Information	Annual / Semi-Annual Report
The SAI contains more details about the	The Funds’ Annual and Semi-Annual Reports
Funds and their investment policies.	include a discussion of the market conditions
The SAI is incorporated in this Prospectus	and investment strategies that significantly
by reference.	affected the Funds’ performance.

To request a copy of the documents listed above, or to obtain more information about the Funds:

By Telephone: (800) 332-5580 or (612) 334-5888 By E-Mail: info@sitinvest.com On The Internet: Visit our website at www.sitfunds.com Visit the SEC website at www.sec.gov	By Regular Mail: Sit Mutual Funds P.O. Box 9763 Providence, RI 02940 By Express Mail: Sit Mutual Funds 101 Sabin Street Pawtucket, RI 02860	To Wire Money For A Purchase: PNC Bank, Pittsburgh, PA ABA #031000053 Account #86-0690-5556 Sit Mutual Funds For Further Credit: (shareholder name) Account Number: (fund name and account #)

The SAI and the Funds’ reports may also be reviewed at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can get copies free from the EDGAR database on the SEC’s Website listed above, or by mail, for a fee, by calling the SEC at 1-202-942-8090, by making an electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

1940 Act File Nos. 811-03342; 811-03343; 811-06373

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

                         SIT LARGE CAP GROWTH FUND, INC.
                          SIT MID CAP GROWTH FUND, INC.
                      SIT MUTUAL FUNDS, INC, COMPRISED OF:
                                SIT BALANCED FUND
                            SIT DIVIDEND GROWTH FUND
                     SIT SCIENCE AND TECHNOLOGY GROWTH FUND
                          SIT INTERNATIONAL GROWTH FUND
                            SIT SMALL CAP GROWTH FUND
                       SIT DEVELOPING MARKETS GROWTH FUND

                     3300 IDS Center, 80 South Eighth Street
                          Minneapolis, Minnesota 55402
                          www.sitfunds.com 800-332-5580
                         info@sitinvest.com 612-334-5888

This Statement of Additional Information is not a Prospectus.  It should be read in conjunction with the Funds' Prospectus.  The financial statements included as part of the Funds' Annual Report to shareholders  for fiscal year ended June 30,
2005  are   incorporated   by  reference   into  this  Statement  of  Additional
Information.  Copies  of the  Funds'  Prospectus  and/or  Annual  Report  may be
obtained from the Funds without  charge by contacting  the Funds by telephone at
(612)  334-5888 or (800)  332-5580  or by mail at 3300 IDS Center,  80 S. Eighth
Street,  Minneapolis,  Minnesota  55402,  or by  visiting  the  SEC  website  at
www.sec.gov. This Statement of Additional Information is dated November 1, 2005, and it is to be used with the Funds' Prospectus dated November 1, 2005.

TABLE OF CONTENTS
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                                                                                 Page
                                                                                 ----
FUND BACKGROUND.....................................................................2
ADDITIONAL INVESTMENT RESTRICTIONS

SPECIAL RISKS FOR INTERNATIONAL INVESTING

ADDITIONAL INVESTMENT POLICIES & RISKS

ADDITIONAL BALANCED FUND INVESTMENT POLICIES & RISKS

ADDITIONAL INFORMATION ABOUT SELLING SHARES

APPENDIX A - BOND AND COMMERCIAL PAPER RATINGS

FUND BACKGROUND
--------------------------------------------------------------------------------

Sit  Mutual  Funds  are  managed  by  Sit  Investment  Associates,   Inc.,  (the
"Adviser").  Sit Mutual Funds are comprised of thirteen 100% no-load funds. This
Statement of Additional  Information  contains the eight stock funds, which are:
Balanced Fund, Dividend Growth Fund, Large Cap Growth Fund, Mid Cap Growth Fund,
International  Growth Fund, Small Cap Growth Fund, Science and Technology Growth
Fund, and the Developing Markets Growth Fund (collectively, the "Funds").

The Funds are open-ended funds and operate as diversified  management investment companies,  as defined in the  Investment  Company Act of 1940. A  "diversified"
investment  company means a company which meets the following  requirements:  At least 75% of the value of the company's  total assets is represented by cash and cash items (including receivables),

                                       2

"Government  Securities",  securities of other investment  companies,  and other securities  for the purposes of this  calculation  limited in respect of any one issuer  to an  amount  not  greater  in value  than 5% of the value of the total assets of such  management  company and to not more than 10% of the  outstanding voting  securities  of such issuer.  "Government  Securities"  means  securities issued or guaranteed as to principal or interest by the United  States,  or by a person  controlled  or  supervised  by and acting as an  instrumentality  of the
Government of the United States pursuant to authority granted by the Congress of the United States; or certificates of deposit for any of the foregoing.

Each of the Funds (or the  corporate  issuer of their  shares) is organized as a
Minnesota  corporation.  The Large Cap Growth  Fund and Mid Cap Growth Fund were incorporated on July 14, 1981. The corporate issuer of the International  Growth
Fund, Balanced Fund,  Developing Markets Growth Fund, Small Cap Growth Fund, and
Science and Technology Growth Fund was incorporated on July 30, 1991.

ADDITIONAL INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The investment  objectives and investment  strategies of the Funds are set forth in the Prospectus  under "Fund  Summaries."  Set forth below are the fundamental investment  restrictions and policies  applicable to each Fund,  followed by the non-fundamental  investment  restrictions and policies.  Those  restrictions and policies  designated  as  fundamental  may not be  changed  without  shareholder approval.  Shareholder  approval,  as defined in the  Investment  Company Act of
1940,  means  the  lesser  of the vote of (a) 67% of the  shares  of a Fund at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy or (b) more than 50% of the  outstanding  shares of a Fund. A percentage  limitation  must  be met at  the  time  of  investment  and a  later deviation  resulting  from a  change  in  values  or net  assets  will  not be a violation.

Each  Fund  other  than  Balanced  Fund  and  International  Growth  Fund  has a
non-fundamental  policy requiring the Fund, under normal market  conditions,  to invest at least 80% of its net  assets  plus the  amount of any  borrowings  for investment purposes in the types of securities  suggested by the Fund's name. In appropriate  circumstances,  synthetic  investments  may be  included in the 80%
basket if they have economic  characteristics  similar to the other  investments included in the basket. Each of these Funds has adopted a policy requiring it to provide notice to Fund  shareholders at least 60 days prior to any change in its
80%  investment  policy.  Any such notice will be provided in plain English in a separate written document and will contain the following prominent statement, or a similar clear and  understandable  statement,  in bold-faced type:  "Important
Notice Regarding  Change in Investment  Policy." This statement will also appear on the envelope in which the notice is delivered  unless the notice is delivered separately from other communications to investors.

BALANCED FUND
--------------------------------------------------------------------------------
The Fund is subject to the following fundamental  investment  restrictions.  The
Fund will not:
1.   Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S.  government  or its  agencies or  instrumentalities),  if as a result,  more  than 5% of the  Fund's  net  assets  would  be  invested  in securities of that issuer. This restriction is limited to 75% of the Fund's net assets;
2.   Purchase or sell  commodities  or  commodity  futures,  provided  that this restriction  does not  apply to  financial  futures  contracts  or  options thereon;
3.   Invest  in  real  estate  (including  real  estate  limited  partnerships), although  it may invest in  securities  which are  secured by or  represent interests in real estate;
4.   Make loans except by (a) purchasing  publicly  distributed  debt securities such as bonds,  debentures  and  similar  securities  in which the Fund may invest  consistent  with its  investment  policies,  and (b) by lending its portfolio securities to broker-dealers,  banks and other institutions in an amount  not to exceed  33-1/3%  of its total net  assets if such  loans are secured by collateral equal to 100% of the value of the securities lent;
5.   Underwrite the securities of other issuers;
6.   Borrow money,  except temporarily in emergency or extraordinary  situations and then not for the purchase of  investments  and not in excess of 33 1/3%
     of the Fund's total net assets;
7.   Invest  in  exploration  or  development  for oil,  gas or  other  minerals
     (including  mineral  leases),  although it may invest in the  securities of issuers which deal in or sponsor such activities;
8.   Issue senior  securities as defined in the Investment  Company Act of 1940, except for borrowing as permitted in emergency or extraordinary  situations as discussed herein; or
9.   Invest 25% or more of its assets in a single industry except with regard to the purchase of  obligations  issued or guaranteed by the U.S.  government, its agencies or instrumentalities.

                                       3

The following investment restrictions of the Fund are not fundamental. The Fund will not:
1.   Purchase on margin or sell short except to obtain  short-term credit as may be  necessary  for the  clearance  of  transactions  and it may make margin deposits in connection with futures contracts;
2.   Invest more than 5% of the value of its total assets in the  securities  of any one  investment  company  or more  than 10% of the  value of its  total assets,  in the  aggregate,  in the  securities  of two or more  investment companies,  or  acquire  more  than  3% of  the  total  outstanding  voting securities of any one investment  company,  except a.) as part of a merger, consolidation, acquisition, or reorganization or b.) in a manner consistent with the  requirements  of an exemptive order issued to the Fund and/or the
     Adviser by the Securities and Exchange Commission;
3.   Purchase  or retain  securities  of any issuer if to the  knowledge  of the
     Fund,  officers  and  directors of either the Fund its  investment  adviser beneficially  owning more than 0.5% of such  securities  together  own more than 5% of such securities;
4.   Invest more than 10% of its net assets in securities of issuers which, with their  predecessors  have a record  of less  than  three  years  continuous operation.  Securities  of such  issuers  will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years;
5.   Invest for the purpose of exercising control or management;
6.   Enter into reverse repurchase agreements;
7.   Invest  more  than  15% of its net  assets  collectively  in all  types  of illiquid securities;
8.   Invest in more than 10% of the  outstanding  voting  securities  of any one issuer;
9.   Purchase  more than 10% of any class of  securities  of any  issuer  except securities  issued or  guaranteed by the U.S.  government,  its agencies or instrumentalities.  All debt  securities and all preferred  stocks are each considered as one class.  This  restriction is limited to 75% of the Fund's net assets;
10.  Invest more than 5% of the Fund's net assets in  warrants  (valued at lower of cost or  market)  including  a maximum of 2% which are not listed on the
     New York or American Stock Exchanges.  For this purpose,  warrants acquired by the Fund in units or attached to other  securities  will be deemed to be without value;
11.  Pledge,  mortgage,  hypothecate  or otherwise  encumber  the Fund's  assets except to the extent necessary to secure permitted borrowings;
12.  Engage in arbitrage  transactions  or write  unsecured  put options but may write fully covered call options;
13.  Purchase put and call options provided that the aggregate premiums paid for all such options exceed 10% of the Fund's total assets;
14.  Invest more than 25% of the  fixed-income  portion of its portfolio in debt securities that are rated below investment grade;
15.  Invest  less  than  35% or  more  than  65% of its  net  assets  in  equity securities  and will not  invest  less than 35% or more than 65% of its net assets in fixed-income securities, under normal circumstances;
16.  Invest  less  than 25% of the  fixed-income  portion  of its  portfolio  in fixed-income senior securities; or
17.  Invest  more than 20% of its assets in  foreign  government  securities  or equity  securities  of foreign  issuers that are either listed on a U.S. or
     Toronto stock exchange or represented by American Depository Receipts.

DIVIDEND GROWTH FUND
--------------------------------------------------------------------------------
The Fund is subject to the following fundamental  investment  restrictions.  The
Fund will not:
1.   Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S.  government  or its  agencies or  instrumentalities),  if as a result,  more  than 5% of the  Fund's  net  assets  would  be  invested  in securities of that issuer. This restriction is limited to 75% of the Fund's net assets;
2.   Purchase or sell  commodities  or  commodity  futures,  provided  that this restriction  does not  apply to  financial  futures  contracts  or  options thereon;
3.   Invest  in  real  estate  (including  real  estate  limited  partnerships), although  it may invest in  securities  that are  secured  by or  represent interests in real estate;
4.   Make loans except by (a) purchasing  publicly  distributed  debt securities such as bonds,  debentures  and  similar  securities  in which the Fund may invest  consistent  with its  investment  policies,  and (b) by lending its portfolio securities to broker-dealers,  banks and other institutions in an amount  not to exceed  33-1/3%  of its total net  assets if such  loans are secured by collateral equal to 100% of the value of the securities lent;
5.   Underwrite the securities of other issuers;
6.   Borrow money,  except temporarily in emergency or extraordinary  situations and then not for the purchase of investments,  and not in excess of 33 1/3%
     of the Fund's total net assets at the time of such borrowing.  In the event that the  principal  amount of the Fund's  borrowing at any time exceeds 33
     1/3% of the Fund's  total net  assets,  the Fund shall,  within  three days thereafter  (not including  Sundays and holidays)  reduce the amount of its borrowing  to an amount  not in excess of 33 1/3% of the  Fund's  total net assets;

                                       4

7.   Invest  in  exploration  or  development  for oil,  gas or  other  minerals
     (including  mineral  leases),  although it may invest in the  securities of issuers which deal in or sponsor such activities;
8.   Invest 25% or more of its assets in a single industry except with regard to the purchase of  obligations  issued or guaranteed by the U.S.  government, its agencies or instrumentalities; or
9.   Issue senior  securities as defined in the Investment  Company Act of 1940, except for borrowing as permitted temporarily in emergency or extraordinary situations as permitted within the Fund's investment restrictions.

The following investment restrictions of the Fund are not fundamental.  The Fund will not:
1.   Purchase on margin or sell short except to obtain  short-term credit as may be  necessary  for the  clearance  of  transactions  and it may make margin deposits in connection with futures contracts;
2.   Invest for the purpose of exercising control or management;
3.   Invest  more  than  15% of its net  assets  collectively  in all  types  of illiquid securities;
4.   Pledge,  mortgage,  hypothecate or otherwise  encumber either Fund's assets except to the extent necessary to secure the permitted borrowings;
5.   Invest more than 5% of the value of its total assets in the  securities  of any one  investment  company  or more  than 10% of the  value of its  total assets,  in the  aggregate,  in the  securities  of two or more  investment companies,  or  acquire  more  than  3% of  the  total  outstanding  voting securities of any one investment  company,  except a.) as part of a merger, consolidation, acquisition, or reorganization or b.) in a manner consistent with the  requirements  of an exemptive order issued to the Fund and/or the
     Adviser by the Securities and Exchange Commission;
6.   Engage in arbitrage  transactions  or write  unsecured  put options but may write fully covered call options;
7.   Purchase put and call options provided that the aggregate premiums paid for all such options exceed 5% of the Fund's net assets; or
8.   Invest more than 20% of its assets in equity securities of foreign issuers.

LARGE CAP GROWTH FUND AND MID CAP GROWTH FUND
--------------------------------------------------------------------------------
The Large Cap Growth Fund and Mid Cap Growth  Fund are subject to the  following fundamental investment restrictions. The Funds will not:
1.   Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S.  government  or its  agencies or  instrumentalities),  if as a result,  more  than 5% of the  Fund's  net  assets  would  be  invested  in securities of that issuer. This restriction is limited to 75% of the Fund's net assets;
2.   Purchase  more than 10% of any class of  securities  of any  issuer  except securities  issued or  guaranteed by the U.S.  government,  its agencies or instrumentalities.  All debt  securities and all preferred  stocks are each considered as one class.  This  restriction is limited to 75% of the Fund's net assets;
3.   Invest more than 10% of the Fund's net assets in  securities  of  companies which  have  (with  their  predecessors)  a record of less than five  years continuous operation;
4.   Make loans except by (a) purchasing  publicly  distributed  debt securities such as bonds,  debentures  and  similar  securities  in which the Fund may invest  consistent  with its  investment  policies,  and (b) by lending its portfolio securities to broker-dealers,  banks and other institutions in an amount  not to exceed  33-1/3%  of its total net  assets if such  loans are secured by collateral equal to 100% of the value of the securities lent;
5.   Borrow money,  except temporarily in emergency or extraordinary  situations and then not for the purchase of  investments  and not in excess of 33-1/3%
     of the Fund's total net assets.
6.   Invest more than 5% of the Fund's net assets in  warrants  (valued at lower of cost or  market)  including  a maximum of 2% which are not listed on the
     New York or American Stock Exchanges.  For this purpose,  warrants acquired by the Fund in units or attached to other  securities  will be deemed to be without value;
7.   Purchase on margin or sell short except to obtain  short-term credit as may be necessary for the clearance of transactions;
8.   Concentrate  more than 25% of its net assets in any one industry,  provided that (i) there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and
     (ii) utility companies will be classified according to their services,  for example,  water,  gas,  electric  and  communications,  and  each  will  be considered a separate industry;
9.   Purchase or retain the securities of any issuer if, in total,  the holdings of all officers and  directors of the Fund and of its  investment  adviser, who  individually  own  beneficially  more  than  0.5% of such  securities, together own more than 5% of such securities;
10.  Invest for the purpose of controlling management of any company;
11.  Invest in  commodities  or commodity  futures  contracts or in real estate, although it may invest in securities which are secured by interests in real estate and in securities of companies which invest or deal in real estate;

                                       5

12.  Invest  in  exploration  or  development  for oil,  gas or other  minerals, although  it may  invest in the  securities  of  issuers  which  deal in or sponsor such activities;
13.  Underwrite the securities of other issuers;
14.  Issue senior  securities as defined in the Investment  Company Act of 1940, except for borrowing as permitted in emergency or extraordinary  situations as discussed herein;
15.  Invest 25% or more of its assets in a single industry except with regard to the purchase of  obligations  issued or guaranteed by the U.S.  government, its agencies or instrumentalities; or
16.  Invest  more  than  15% of its net  assets  collectively  in all  types  of illiquid securities.

The following investment restrictions of the Funds are not fundamental and may be changed by the Board of Directors of the Funds. Each Fund will not:
1.   Engage in arbitrage  transactions  or write  unsecured  put options but may write fully covered call options;
2.   Purchase put and call options provided that the aggregate premiums paid for all such options exceed 5% of the Fund's net assets;
3.   Pledge,  mortgage,  hypothecate,  or otherwise  encumber the Fund's  assets except to the extent necessary to secure permitted borrowings;
4.   Invest more than 5% of the value of its total assets in the  securities  of any one  investment  company  or more  than 10% of the  value of its  total assets,  in the  aggregate,  in the  securities  of two or more  investment companies,  or  acquire  more  than  3% of  the  total  outstanding  voting securities of any one investment  company,  except a.) as part of a merger, consolidation, acquisition, or reorganization or b.) in a manner consistent with the  requirements of an exemptive order issued to the Funds and/or the
     Adviser by the Securities and Exchange Commission;
5.   Pledge,  mortgage,  hypothecate,  or otherwise  encumber the Fund's  assets except to the extent necessary to secure permitted borrowings;
6.   Invest,  under normal  market  conditions,  less than 80% of its net assets plus the amount of any borrowings for investment  purposes in common stocks of  companies  with  capitalizations  of $5  billion or more at the time of purchase in the case of the Large Cap Growth Fund,  and, in the case of the
     Mid Cap Growth Fund, invest, under normal market conditions,  at least 80%
     of its net assets in the common stocks of companies with capitalizations of
     $2 billion to $15 billion at the time of purchase; or
7.   Invest more than 20% of its assets in equity  securities of foreign issuers that are either listed on a U.S. or Toronto stock  exchange or  represented by American Depository Receipts.

SCIENCE AND TECHNOLOGY GROWTH FUND
--------------------------------------------------------------------------------
The Fund is subject to the following fundamental  investment  restrictions.  The
Fund will not:
1.   Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S.  government  or its  agencies or  instrumentalities),  if as a result,  more  than 5% of the  Fund's  net  assets  would  be  invested  in securities of that issuer. This restriction is limited to 75% of the Fund's net assets;
2.   Purchase or sell  commodities  or  commodity  futures,  provided  that this restriction  does not  apply to  financial  futures  contracts  or  options thereon;
3.   Invest  in  real  estate  (including  real  estate  limited  partnerships), although  it may invest in  securities  that are  secured  by or  represent interests in real estate;
4.   Make loans except by (a) purchasing  publicly  distributed  debt securities such as bonds,  debentures  and  similar  securities  in which the Fund may invest  consistent  with its  investment  policies,  and (b) by lending its portfolio securities to broker-dealers,  banks and other institutions in an amount  not to exceed  33-1/3%  of its total net  assets if such  loans are secured by collateral equal to 100% of the value of the securities lent;
5.   Underwrite the securities of other issuers;
6.   Borrow money,  except temporarily in emergency or extraordinary  situations and then not for the purchase of investments,  and not in excess of 33 1/3%
     of the Fund's total net assets;
7.   Invest  in  exploration  or  development  for oil,  gas or  other  minerals
     (including  mineral  leases),  although it may invest in the  securities of issuers which deal in or sponsor such activities;
8.   Invest 25% or more of its assets in a single industry except with regard to the purchase of  obligations  issued or guaranteed by the U.S.  government, its agencies or instrumentalities; or
9.   Issue senior  securities as defined in the Investment  Company Act of 1940, except for borrowing as permitted in emergency or extraordinary  situations as discussed herein.

The following investment restrictions of the Fund are not fundamental.  The Fund will not:

                                       6

1.   Purchase on margin or sell short except to obtain  short-term credit as may be  necessary  for the  clearance  of  transactions  and it may make margin deposits in connection with futures contracts;
2.   Invest for the purpose of exercising control or management;
3.   Invest  more  than  15% of its net  assets  collectively  in all  types  of illiquid securities;
4.   Invest in more than 10% of the  outstanding  voting  securities  of any one issuer;
5.   Purchase  more than 10% of any class of  securities  of any  issuer  except securities  issued or  guaranteed by the U.S.  government,  its agencies or instrumentalities.  All debt  securities and all preferred  stocks are each considered as one class.  This  restriction is limited to 75% of the Fund's net assets;
6.   Pledge,  mortgage,  hypothecate or otherwise  encumber either Fund's assets except to the extent necessary to secure the permitted borrowings;
7.   Invest more than 5% of the value of its total assets in the  securities  of any one  investment  company  or more  than 10% of the  value of its  total assets,  in the  aggregate,  in the  securities  of two or more  investment companies,  or  acquire  more  than  3% of  the  total  outstanding  voting securities of any one investment  company,  except a.) as part of a merger, consolidation, acquisition, or reorganization or b.) in a manner consistent with the  requirements  of an exemptive order issued to the Fund and/or the
     Adviser by the Securities and Exchange Commission;
8.   Engage in arbitrage  transactions  or write  unsecured  put options but may write fully covered call options; or
9.   Purchase put and call options provided that the aggregate premiums paid for all such options exceed 5% of the Fund's net assets;
10.  Invest,  under normal  market  conditions,  less than 80% of its net assets plus the amount of any borrowings for investment  purposes in common stocks of  companies  principally  engaged  in  science  and  technology  business activities; or
11.  Invest more than 20% of its assets in equity  securities of foreign issuers that are either listed on a U.S. or Toronto stock  exchange or  represented by American Depository Receipts.

INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------
The Fund is subject to the following fundamental  investment  restrictions.  The
Fund will not:
1.   Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S.  government  or its  agencies or  instrumentalities),  if as a result,  more  than 5% of the  Fund's  net  assets  would  be  invested  in securities of that issuer. This restriction is limited to 75% of the Fund's net assets;
2.   Purchase  more than 10% of any class of  securities  of any  issuer  except securities  issued or  guaranteed by the U.S.  government,  its agencies or instrumentalities.  All debt  securities and all preferred  stocks are each considered as one class.  This  restriction is limited to 75% of the Fund's net assets;
3.   Invest  more than 5% of the Fund's net assets in  securities  of  companies which  have (with  their  predecessors)  a record of less than three  years continuous operation;
4.   Make loans except by (a) purchasing  publicly  distributed  debt securities such as bonds,  debentures  and  similar  securities  in which the Fund may invest  consistent  with its  investment  policies,  and (b) by lending its portfolio securities to broker-dealers,  banks and other institutions in an amount  not to exceed  33-1/3%  of its total net  assets if such  loans are secured by collateral equal to 100% of the value of the securities lent;
5.   Borrow money,  except temporarily in emergency or extraordinary  situations and then not for the purchase of  investments  and not in excess of 33 1/3%
     of the Fund's total net assets;
6.   Invest more than 5% of the Fund's net assets in  warrants  (valued at lower of cost or  market)  including  a maximum of 2% which are not listed on the
     New York Stock  Exchange,  American Stock Exchange or a recognized  foreign exchange.  For  this  purpose,  warrants  acquired  by the Fund in units or attached to other securities will be deemed to be without value;
7.   Purchase on margin or sell short except to obtain  short-term credit as may be necessary for the clearance of transactions;
8.   Concentrate  more than 25% of its net assets in any one industry,  provided that there shall be no limitation on the purchase of obligations  issued or guaranteed by the U.S. government, its agencies or instrumentalities;
9.   Purchase  or  retain  the  securities  of any  issuer  if,  to  the  Fund's knowledge,  those holdings of all officers and directors of the Fund or its affiliates,  who  individually  own  beneficially  more  than  0.5% of such securities, together own more than 5% of such securities;
10.  Invest for the purpose of controlling management of any company;
11.  Invest in commodities or commodity  futures  contracts  provided;  however, that  the  entering  into  of a  foreign  currency  contract  shall  not be prohibited by this restriction;

                                       7

12.  Invest in real estate or limited  partnerships with assets invested in real estate,  although  the Fund may invest in  securities  which are secured by interests in real estate and in  securities  of  companies  which invest or deal in real estate;
13.  Invest  in  exploration  or  development  for oil,  gas or other  minerals, although  it may  invest in the  securities  of  issuers  which  deal in or sponsor such activities;
14.  Invest  more  than  15% of its net  assets  collectively  in all  types  of illiquid securities;
15.  Underwrite the securities of other issuers;
16.  Modify the Fund's investment objective; or
17.  Issue senior  securities as defined in the Investment  Company Act of 1940, except for borrowing as permitted in emergency or extraordinary  situations as discussed herein.

The following investment restrictions of the Fund are not fundamental.  The Fund will not:
1.   Pledge, mortgage, hypothecate or otherwise encumber the Fund's assets in an amount exceeding the amount of the borrowing  secured thereby except to the extent necessary to secure permitted borrowings; or
2.   Invest more than 5% of the value of its total assets in the  securities  of any one  investment  company  or more  than 10% of the  value of its  total assets,  in the  aggregate,  in the  securities  of two or more  investment companies,  or  acquire  more  than  3% of  the  total  outstanding  voting securities of any one investment  company,  except a.) as part of a merger, consolidation, acquisition, or reorganization or b.) in a manner consistent with the  requirements  of an exemptive order issued to the Fund and/or the
     Adviser by the Securities and Exchange Commission. Or
3.   Invest, under normal market conditions,  less than 90% of its net assets in common stocks of companies domiciled outside the United States.

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
The Fund is subject to the following fundamental  investment  restrictions.  The
Fund will not:
1.   Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S.  government  or its  agencies or  instrumentalities),  if as a result,  more  than 5% of the  Fund's  net  assets  would  be  invested  in securities of that issuer. This restriction is limited to 75% of the Fund's net assets;
2.   Purchase or sell  commodities  or  commodity  futures,  provided  that this restriction  does not  apply to  financial  futures  contracts  or  options thereon;
3.   Invest  in  real  estate  (including  real  estate  limited  partnerships), although  it may invest in  securities  which are  secured by or  represent interests in real estate;
4.   Make loans except by (a) purchasing  publicly  distributed  debt securities such as bonds,  debentures  and  similar  securities  in which the Fund may invest  consistent  with its  investment  policies,  and (b) by lending its portfolio securities to broker-dealers,  banks and other institutions in an amount  not to exceed  33-1/3%  of its total net  assets if such  loans are secured by collateral equal to 100% of the value of the securities lent;
5.   Underwrite the securities of other issuers;
6.   Borrow money,  except temporarily in emergency or extraordinary  situations and then not for the purchase of  investments  and not in excess of 33 1/3%
     of the Fund's total net assets;
7.   Invest  in  exploration  or  development  for oil,  gas or  other  minerals
     (including  mineral  leases),  although it may invest in the  securities of issuers which deal in or sponsor such activities;
8.   Invest 25% or more of its assets in a single industry except with regard to the purchase of  obligations  issued or guaranteed by the U.S.  government, its agencies or instrumentalities; or
9.   Issue senior  securities as defined in the Investment  Company Act of 1940, except for borrowing as permitted in emergency or extraordinary  situations as discussed herein.

The following investment restrictions of the Fund are not fundamental.  The Fund will not:
1.   Purchase on margin or sell short except to obtain  short-term credit as may be  necessary  for the  clearance  of  transactions  and it may make margin deposits in connection with futures contracts;
2.   Invest more than 5% of the value of its total assets in the  securities  of any one  investment  company  or more  than 10% of the  value of its  total assets,  in the  aggregate,  in the  securities  of two or more  investment companies,  or  acquire  more  than  3% of  the  total  outstanding  voting securities of any one investment  company,  except a.) as part of a merger, consolidation, acquisition, or reorganization or b.) in a manner consistent with the  requirements  of an exemptive order issued to the Fund and/or the
     Adviser by the Securities and Exchange Commission.
3.   Purchase  or retain  securities  of any issuer if to the  knowledge  of the
     Fund,  officers and directors of either the Fund or its investment  adviser beneficially  owning more than 0.5% of such  securities  together  own more than 5% of such securities;

                                       8

4.   Invest more than 10% of its net assets in securities of issuers which, with their  predecessors  have a record  of less  than  three  years  continuous operation.  Securities  of such  issuers  will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years;
5.   Invest for the purpose of exercising control or management;
6.   Enter into reverse repurchase agreements;
7.   Invest  more  than  15% of its net  assets  collectively  in all  types  of illiquid securities;
8.   Invest in more than 10% of the  outstanding  voting  securities  of any one issuer;
9.   Purchase  more than 10% of any class of  securities  of any  issuer  except securities  issued or  guaranteed by the U.S.  government,  its agencies or instrumentalities.  All debt  securities and all preferred  stocks are each considered as one class.  This  restriction is limited to 75% of the Fund's net assets;
10.  Invest more than 5% of the Fund's net assets in  warrants  (valued at lower of cost or  market)  including  a maximum of 2% which are not listed on the
     New York or American Stock Exchanges.  For this purpose,  warrants acquired by the Fund in units or attached to other  securities  will be deemed to be without value;
11.  Pledge,  mortgage,  hypothecate  or otherwise  encumber  the Fund's  assets except to the extent necessary to secure permitted borrowings;
12.  Engage in arbitrage  transactions  or write  unsecured  put options but may write fully covered call options;
13.  Purchase put and call options provided that the aggregate premiums paid for all such options exceed 5% of the Fund's net assets;
14.  Invest,  under normal  market  conditions,  less than 80% of its net assets plus the amount of any borrowings for investment  purposes in common stocks of companies  with  capitalizations  of $2.5 billion or less at the time of purchase; or
15.  Invest more than 20% of its assets in equity  securities of foreign issuers that are either listed on a U.S. or Toronto stock  exchange or  represented by American Depository Receipts.

DEVELOPING MARKETS GROWTH FUND
--------------------------------------------------------------------------------
The Fund is subject to the following  restrictions  which are  fundamental.  The
Fund will not:
1.   Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S.  government  or its  agencies or  instrumentalities),  if as a result,  more  than 5% of the  Fund's  net  assets  would  be  invested  in securities of that issuer. This restriction is limited to 75% of the Fund's net assets;
2.   Purchase or sell  commodities  or commodity  contracts,  provided that this restriction  does not  apply to  financial  futures  contracts  or  options thereon;
3.   Invest  in  real  estate  (including  real  estate  limited  partnerships), although  it may invest in  securities  which are  secured by or  represent interests in real estate;
4.   Make loans except by (a) purchasing  publicly  distributed  debt securities such as bonds,  debentures  and  similar  securities  in which the Fund may invest  consistent  with its  investment  policies,  and (b) by lending its portfolio securities to broker-dealers,  banks and other institutions in an amount  not to exceed  33-1/3%  of its total net  assets if such  loans are secured by collateral equal to 100% of the value of the securities lent;
5.   Underwrite the securities of other issuers;
6.   Borrow money,  except temporarily in emergency or extraordinary  situations and then not for the purchase of  investments  and not in excess of 33 1/3%
     of the Fund's total net assets;
7.   Invest  in  exploration  or  development  for oil,  gas or  other  minerals
     (including  mineral  leases),  although it may invest in the  securities of issuers which deal in or sponsor such activities;
8.   Invest 25% or more of its assets in a single industry except with regard to the purchase of  obligations  issued or guaranteed by the U.S.  government, its agencies or instrumentalities; or
9.   Issue senior  securities as defined in the Investment  Company Act of 1940, except for borrowing as permitted in emergency or extraordinary  situations as discussed herein.

The following investment restrictions of the Fund are not fundamental and may be changed by the Board of Directors of the Fund. The Fund will not:
1.   Purchase on margin or sell short except to obtain  short-term credit as may be  necessary  for the  clearance  of  transactions  and it may make margin deposits in connection with futures contracts;
2.   Invest more than 5% of the value of its total assets in the  securities  of any one  investment  company  or more  than 10% of the  value of its  total assets,  in the  aggregate,  in the  securities  of two or more  investment companies,  or  acquire  more  than  3% of  the  total  outstanding  voting securities of any one investment  company,  except a.) as part of a merger, consolidation, acquisition, or reorganization or b.) in a manner consistent with the  requirements  of an exemptive order issued to the Fund and/or the
     Adviser by the Securities and Exchange Commission;

                                       9

3.   Purchase  or  retain  the  securities  of any  issuer  if,  to  the  Fund's knowledge,  those holdings of all officers and directors of the Fund or its affiliates,  who  individually  own  beneficially  more  than  0.5% of such securities, together own more than 5% of such securities;
4.   Invest more than 5% of its net assets in securities of companies which have
     (with their  predecessors)  a record of less than three  years'  continuous operation;
5.   Invest for the purpose of exercising control or management;
6.   Invest more than 5% of the Fund's net assets in  warrants  (valued at lower of cost or  market)  including  a maximum of 2% which are not listed on the
     New York Stock  Exchange,  American Stock Exchange or a recognized  foreign exchange.  For  this  purpose,  warrants  acquired  by the Fund in units or attached to other securities will be deemed to be without value;
7.   Enter into reverse repurchase agreements;
8.   Invest  more  than  15% of its net  assets  collectively  in all  types  of illiquid securities;
9.   Purchase  more than 10% of any class of  securities  of any  issuer  except securities  issued or  guaranteed by the U.S.  government,  its agencies or instrumentalities.  All  debt  securities  and  all  preferred  stocks  are considered as one class.  This  restriction is limited to 75% of the Fund's net assets;
10.  Pledge,  mortgage,  hypothecate  or otherwise  encumber  the Fund's  assets except to the extent necessary to secure permitted borrowings; or
11.  Invest,  under normal  market  conditions,  less than 80% of its net assets plus the amount of any borrowings for investment  purposes in common stocks of companies domiciled or operating in a developing market.

COUNTRIES IN WHICH THE INTERNATIONAL GROWTH FUND MIGHT INVEST
--------------------------------------------------------------------------------

The  countries  in which the Fund will seek  investments  include  those  listed below. The Fund is not obligated and may not invest in all the countries listed;
moreover the Fund may invest in countries  other than those listed  below,  when such  investments  are  consistent  with the  Fund's  investment  objective  and policies.

Pacific Basin:    Australia             Hong Kong            Indonesia          Japan           Malaysia           New Zealand
-------------     Philippines           Singapore            South Korea        Taiwan          Thailand

Europe:           Austria               Belgium              Czech Republic     Denmark         Finland            France
------            Germany               Greece               Hungary +          Ireland         Italy              Luxembourg
                  Netherlands           Norway               Poland             Portugal        Spain              Sweden
                  Switzerland           United Kingdom

Other:            Argentina             Brazil               Canada             Chile           India              Mexico
-----             Peru                  Turkey               Venezuela          Israel

       +  Indicates countries in which the Fund effectively may invest primarily
          through   investment  funds.  Such  investments  are  subject  to  the provisions  of the  Investment  Company  Act of 1940  relating  to the purchase  of  securities  of  investment  companies.  See  "Additional
          Investment Restrictions".

Under exceptional economic or market conditions abroad, the Fund may temporarily invest  all or a  major  portion  of its  assets  in  United  States  government obligations  or high grade debt  obligations  of  companies  incorporated  in or having their principal activities in the United States.

The Fund's  management  anticipates  that,  from time to time, the Fund may have more than 25% of its assets  invested in  securities  of companies  and concerns domiciled in the countries of Japan,  the United Kingdom and/or  Germany.  These
are among the leading  industrial  economies  outside the United  States and the values of their stock markets account for a significant  portion of the value of international  markets.  A discussion of the economies of such  countries is set forth below.

JAPAN. Japan is organized  politically as a democratic,  parliamentary  republic and has a population of approximately  127 million people.  The Japanese economy is heavily industrial and export oriented,  and is especially sensitive to trade barriers  and  disputes.  Japan is  dependent  upon  foreign  economies  for raw materials.

                                       10

The Japanese  securities  markets are  generally  less  regulated  than the U.S.
markets. Japan has eight stock exchanges located throughout the country, but the majority of all trading is  conducted  on the Tokyo  Stock  Exchange.  Prices of stocks  listed on the Japanese  stock  exchange are quoted  continuously  during regular business hours.  Trading  commissions are at fixed scale rates that vary by the type and the value of the  transaction,  but can be negotiable  for large transactions.

UNITED  KINGDOM OF GREAT  BRITAIN AND NORTHERN  IRELAND.  The United  Kingdom of
Great Britain and Northern  Ireland  ("U.K.") is a  constitutional  monarchy and consists of England, Scotland, Wales and Northern Ireland. The population of the
U.K. is approximately  60 million people.  Industry in the U.K. is predominantly owned in the private sector.

The U.K. has a centralized  screen-based  trading system located in London, with separate operating facilities located in Belfast,  Birmingham,  Bristol, Dublin,
Glasgow,   Liverpool  and  Manchester.   Stock  exchange  commission  rates  are
negotiable and stock exchange  membership is available to limited  companies and to  nonresidents  of the U.K. The Financial  Services Act (the "FSA")  created a regulatory body known as the Securities and Investments Board (the "SIB"), which has the power to delegate  certain of its functions to various "self  regulatory organizations",  of which  the  London  Stock  Exchange  is one.  Under  the FSA structure,  the London Stock Exchange is largely  self-regulating.  Stock prices are  continuously  quoted during  business  hours of the London Stock  Exchange.
Trading Commissions in the U.K. are negotiable.

THE FEDERAL REPUBLIC OF GERMANY.  The Federal Republic of Germany ("Germany") is
a federated  republic with a population of approximately 82 million people and a democratic  parliamentary  form of  government.  The German economy is organized primarily  on the basis of private  sector  ownership,  with the state  exerting
major  influence   through   ownership  only  in  certain   sectors,   including
transportation,  communication and energy. Industrial activity makes the largest contribution  to the German  gross  national  product.  Historically  the German economy has been strongly export oriented. Privatization of formerly state owned enterprise  in what was once East Germany is in  progress,  but will make little difference to the predominance of large-scale  businesses in overall  industrial activity.

German equity securities trade  predominantly on the country's eight independent local stock  exchanges,  and the  Frankfurt  exchange  accounts  for most of the turnover.  Subject to the provisions of pertinent  securities  law, the council, management  and  other  executive  organs  of  the  stock  exchanges  constitute self-administering  and  self-regulatory  bodies.  The "Working  Group of German
Stock Exchanges"  headquartered in Frankfurt, of which all eight stock exchanges are members,  addresses all policy and administrative  questions of national and international  character.  Trading volume tends to concentrate on relatively few companies with both large capitalizations and broad stock ownership.  Prices for active stocks,  including those for larger  companies,  are quoted  continuously during stock exchange hours.  Less actively traded stocks are quoted only once a day. Equity shares are normally fully paid and nonassessable.  Orders for stocks executed for large customers on the stock  exchanges are  negotiable.  A federal stock exchange  turnover tax,  ranging up to 0.25%,  is levied on all securities transactions  other than those between  banks acting as principal.  Nonresidents such as the Fund are charged half these rates.

COUNTRIES IN WHICH THE DEVELOPING MARKETS GROWTH FUND MIGHT INVEST
--------------------------------------------------------------------------------

The Fund defines  "developing  markets" as those  countries  that have "emerging stock markets" as defined by Morgan Stanley Capital International Inc. Countries
currently not  considered as having  "developing  markets"  include:  Australia,
Austria,  Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong,
Ireland,  Italy,  Japan,  the  Netherlands,   New  Zealand,   Norway,  Portugal,
Singapore,  Spain,  Sweden,  Switzerland,  the  United  Kingdom,  and the United
States.

The  countries in which the Fund may seek to invest  include  those listed below and,  unless  otherwise  prohibited  herein,  the countries  listed as potential investments for the International Growth Fund as well. The Fund is not obligated and may not invest in all the countries listed;  moreover the Fund may invest in countries  other than those listed below,  when such  investments are consistent with the Fund's investment objectives and policies.  The Fund will also not seek to  diversify  investments  among  geographic  regions  or  levels  of  economic development in any particular country.

                                       11

Pacific Basin:    Bangladesh       China             India              Indonesia           Malaysia
-------------     Pakistan         Philippines       South Korea        Sri Lanka           Taiwan
                  Thailand         Vietnam +

Europe:           Czech Rep.       Hungary +         Poland
------

Latin America:    Argentina        Barbados          Belize             Bolivia             Brazil            Chile
-------------     Colombia         Costa Rica        Ecuador            Jamaica             Mexico            Panama
                  Paraguay         Peru              Trinidad & Tobago  Uruguay             Venezuela

Africa:           Botswana         Egypt             Ghana+             Ivory Coast +       Kenya +           Mauritius +
------            Morocco          Namibia +         Nigeria            South Africa        Swaziland +       Tunisia
                  Zimbabwe

Other:            Bermuda          Cyprus +          Israel             Jordan              Kuwait +          Russia
-----             Turkey

       +  Indicates countries in which the Fund effectively may invest primarily
          through   investment  funds.  Such  investments  are  subject  to  the provisions  of the  Investment  Company  Act of 1940  relating  to the purchase  of  securities  of  investment  companies.  See  "Additional
          Investment Restrictions".

Under exceptional economic or market conditions abroad, the Fund may temporarily invest  all or a  major  portion  of its  assets  in  United  States  government obligations  or high grade debt  obligations  of  companies  incorporated  in or having their principal activities in the United States.

DEVELOPING  MARKETS  DEBT  SECURITIES.  The Fund also may invest in certain debt securities  issued by the governments of developing market countries that are or may be eligible for conversion into  investments in developing  market companies under debt conversion programs sponsored by such governments. To the extent such debt securities are convertible to equity securities, they are considered by the
Fund to be equity  derivative  securities.  Debt  securities  (defined as bonds, notes, debentures,  commercial paper, certificates of deposit, time deposits and
bankers'   acceptances)   may  offer   opportunities   for   long-term   capital
appreciation.  The Fund will only invest in debt securities  rated at least C by
Moody's Investors Service,  Inc. ("Moody's") or Standard & Poor's ("S&P") at the
time of purchase or, if unrated,  of  comparable  quality as  determined  by the
Adviser  or  Sub-Adviser.  The Fund  will not  invest  more than 5% of its total assets in debt  securities  rated Baa or lower by Moody's or BBB or lower by S&P at the time of purchase or, if unrated,  of comparable  quality as determined by the  Adviser  or  Sub-Adviser.  Debt  securities  rated Baa or BBB may have some
speculative   elements.   Debt  securities   rated  C  are  regarded  as  having
predominantly speculative characteristics.  Subject to the above limitations, it is likely  that a portion of the debt  securities  in which the Fund will invest may be unrated.  Subsequent to their  purchase,  particular  securities or other investments  may cease to be rated or their  ratings  may be  reduced  below the minimum rating required for purchase by the Fund. Neither event will require the elimination  of an  investment  from the Fund's  portfolio,  but the  Adviser or
Sub-Adviser will consider such an event in its determination of whether the Fund should continue to hold the security.

SPECIAL RISKS FOR INTERNATIONAL INVESTING
--------------------------------------------------------------------------------
The  International  Growth  Fund may  invest at least  90% of its net  assets in securities  of issuers  domiciled  outside  the United  States;  the  Developing
Markets  Growth Fund may invest at least 80% of its net assets in  securities in issuers domiciled in outside the United States, in a developing markets; and the
Dividend  Growth  Fund may invest up to 20% of its net assets in  securities  of issuers domiciled outside the United States.  The foreign securities these Funds may  purchase  are  subject  to risks not  typically  associated  with  domestic investing.

CORPORATE DISCLOSURE STANDARDS AND GOVERNMENT REGULATION
--------------------------------------------------------------------------------
Non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory  requirements comparable to
those  applicable  to  U.S.  companies.   Thus,  there  may  be  less  available
information concerning non-U.S.  issuers of securities held by the Funds than is available concerning U.S. companies.

                                       12

MARKET CHARACTERISTICS
--------------------------------------------------------------------------------
Securities of many  non-U.S.  companies may be less liquid and their prices more volatile than securities of comparable U.S. companies.  In addition,  securities of companies traded in many countries  outside the U.S.,  particularly  those of emerging  countries,  may be subject to further risks due to the inexperience of financial intermediaries,  the possibility of permanent or temporary termination of trading and greater spreads between bid and ask prices for securities in such markets.  Non-U.S.  stock exchanges and brokers are subject to less governmental supervision  and  regulation  than  in the  U.S.  and  non-U.S.  stock  exchange transactions  are  usually  subject to fixed  commissions,  which are  generally higher than negotiated commissions on U.S. transactions.  In addition,  non-U.S.
stock exchange  transactions may be subject to difficulties  associated with the settlement of such  transactions.  Such  settlement  difficulties  may result in delays in  reinvestment.  The Adviser and/or  Sub-Adviser,  if applicable,  will consider such difficulties when determining the allocation of the Funds' assets, although  the  Funds do not  believe  that  such  difficulties  will  materially adversely affect their portfolio trading activities.

Investments in companies domiciled in developing market countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) volatile social,  political and economic conditions;  (ii) the small current  size of the  markets  for  such  securities  and the  currently  low or nonexistent  volume  of  trading,  which  result in a lack of  liquidity  and in greater price  volatility;  (iii) the existence of national  policies  which may
restrict  the  Funds'  investment   opportunities,   including  restrictions  on
investment in issuers or industries deemed sensitive to national interests; (iv)
foreign taxation;  (v) the absence of developed  structures governing private or foreign  investment  or  allowing  for  judicial  redress  for injury to private property;  (vi)  the  absence,  until  recently  in  certain  developing  market countries,  of a capital market structure or market-oriented  economy; and (vii)
the  possibility  that  recent  favorable   economic   developments  in  certain
developing market countries may be slowed or reversed by unanticipated political or social events in such countries.

CURRENCY FLUCTUATIONS
--------------------------------------------------------------------------------
The value of the Funds' portfolio  securities computed in U.S. dollars will vary with  increases  and  decreases in the exchange  rate between the  currencies in which the Funds have invested and the U.S. dollar. A decline in the value of any particular  currency  against  the U.S.  dollar will cause a decline in the U.S.
dollar value of the Funds'  holdings of securities  denominated in such currency and, therefore,  will cause an overall decline in the Funds' net asset value and net  investment  income,  and capital  gains,  if any, to be distributed in U.S.
dollars to shareholders by the Funds.

The rate of exchange  between the U.S. dollar and other currencies is determined by several factors,  including the supply and demand for particular  currencies, central bank efforts to support particular currencies,  the movement of interest rates,  the price of oil,  the pace of  activity  in the  industrial  countries, including  the  United  States  and  other  economic  and  financial  conditions affecting the world economy.

The Funds endeavor to buy and sell foreign  currencies on favorable terms.  Some price spread on currency  exchange (to cover  service  charges) may be incurred, particularly  when the Funds change  investments  from one country to another or when proceeds from the sale of shares in U.S.  dollars are used for the purchase of securities in foreign  countries.  Also,  some  countries may adopt  policies which would prevent the Funds from repatriating  invested capital and dividends, withhold  portions of interest  and  dividends  at the source,  or impose  other taxes,  with respect to the Funds'  investments in securities of issuers of that country.  There  also  is the  possibility  of  expropriation,  nationalization, confiscatory or other  taxation,  foreign  exchange  controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government  securities,  political or social instability,  or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

The Funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

While transactions in forward currency contracts, options, futures contracts and options on futures  contracts  (i.e.,  "hedging  positions")  may reduce certain risks, such transactions  themselves entail certain other risks. Thus, while the
Funds may benefit from the use of hedging  positions,  unanticipated  changes in interest  rates,  securities  prices or currency  exchange rates may result in a poorer overall  performance  for the Funds than if they had not entered into any hedging positions.  In the event of an imperfect  correlation  between a hedging position and portfolio  position  that is intended to be protected,  the desired protection may not be obtained and the Funds may be exposed to risk of financial loss.

                                       13

Perfect correlation between the Funds' hedging positions and portfolio positions may be difficult  to achieve  because  hedging  instruments  in most  developing market countries are not yet available. In addition, it is not possible to hedge fully  or  perfectly  against  currency  fluctuations  affecting  the  value  of
securities   denominated  in  foreign  currencies  because  the  value  of  such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

FOREIGN TAXATION
--------------------------------------------------------------------------------
The Funds'  interest and dividend  income from foreign issuers may be subject to
non-U.S.  withholding  taxes.  The Funds also may be subject to taxes on trading profits in some  countries.  In addition,  many of the  countries in the Pacific
Basin have a transfer or stamp  duties tax on certain  securities  transactions.
The imposition of these taxes will increase the cost to the Fund of investing in any country imposing such taxes.  For United States tax purposes,  United States shareholders  may be  entitled  to a credit or  deduction  to the  extent of any foreign income taxes paid by the Fund. For  additional tax  information,  please see section entitled, "Taxes" on page 45.

INVESTMENT AND REPATRIATION RESTRICTIONS
--------------------------------------------------------------------------------
Several  of the  countries  in which the Funds may invest  restrict,  to varying degrees,  foreign  investments in their  securities  markets.  Governmental  and private  restrictions take a variety of forms,  including (i) limitations on the amount  of funds  that may be  invested  into or  repatriated  from the  country
(including  limitations on repatriation of investment income and capital gains),
(ii) prohibitions or substantial  restrictions on foreign  investment in certain industries or market sectors, such as defense, energy and transportation,  (iii)
restrictions  (whether  contained  in the  charter of an  individual  company or mandated by the  government)  on the percentage of securities of a single issuer which  may be owned by a  foreign  investor,  (iv)  limitations  on the types of securities  which a foreign  investor  may purchase  and (v)  restrictions  on a foreign  investor's  right to  invest  in  companies  whose  securities  are not publicly traded. In some circumstances, these restrictions may limit or preclude investment in certain  countries and the Funds intend to invest only through the purchase  of  shares  of  investment  funds  organized  under  the  laws of such countries.

The return on the Funds' investments in investment  companies will be reduced by the operating expenses,  including  investment advisory and administrative fees, of such companies.  A Fund's investment in an investment company may require the payment  of a  premium  above the net asset  value of the  investment  company's shares,  and the market price of the investment  company  thereafter may decline without any change in the value of the investment  company's assets.  The Funds, however,  will not  invest  in any  investment  company  or trust  unless  it is believed  that the  potential  benefits of such  investment  are  sufficient  to warrant the payment of any such premium.

ADDITIONAL INVESTMENT POLICIES & RISKS
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS
--------------------------------------------------------------------------------
Each Fund may invest in common and preferred stocks.  Stocks represent shares of ownership in a company. Generally,  preferred stock has a specified dividend and ranks after bonds and before  common  stocks in its claim on income for dividend payments and on assets should the company be liquidated.  After other claims are satisfied,  common  stockholders  participate  in company  profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow.  Increases  and  decreases  in  earnings  are  usually  reflected  in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

CONVERTIBLE SECURITIES
--------------------------------------------------------------------------------
Each Fund may invest in debt or preferred stock convertible into or exchangeable for common stock.  Traditionally,  convertible securities have paid dividends or interest  at rates  higher  than  common  stocks but lower than  non-convertible securities.  They generally  participate in the  appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years,  convertibles  have been  developed  which combine higher or lower current income with options and other features.

WARRANTS OR RIGHTS
--------------------------------------------------------------------------------
Each Fund other than the Dividend Growth Fund may acquire  warrants or rights in connection  with other  securities  or  separately.  Investments  in warrants or rights are  limited to 5% of total  assets for Large Cap Growth  Fund,  Balanced
Fund,  International  Growth Fund, Small Cap Growth Fund and Developing  Markets
Growth  Fund.  Warrants  are options to buy a stated  number of shares of common stock at a specified  price any time during the life of the warrants  (generally two or more

                                       14

years).  Warrants or rights  acquired in units or attached to securities will be deemed to be without  value for  purposes  of  International  Growth  Fund's and
Developing Markets Growth Fund's 5% restriction.

COMMERCIAL PAPER
--------------------------------------------------------------------------------
Short-term debt  instruments  purchased by the Funds consist of commercial paper
(including  variable  amount master demand  notes),  which refers to short-term, unsecured  promissory notes issued by corporations to finance  short-term credit needs.  Commercial  paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand  obligations that permit the investment of fluctuating  amounts at varying market rates of interest pursuant to arrangements  between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness of the notes.

The  commercial  paper  purchased  by the  Funds  will  consist  only of  direct obligations which, at the time of purchase,  are (a) rated P-1 by Moody's or A-1 by S& P,  or (b)  if not  rated,  issued  by  companies  having  an  outstanding unsecured  debt  issue  which at the time of  purchase  is rated Aa or higher by
Moody's or AA or higher by S&P.

BANK OBLIGATIONS
--------------------------------------------------------------------------------
Bank money  instruments  in which the Funds may invest include  certificates  of deposit,  including variable rate certificates of deposit,  bankers' acceptances and time deposits.  "Bank" includes commercial banks,  savings banks and savings and  loan  associations.  Certificates  of  deposit  are  generally  short-term, interest-bearing  negotiable  certificates issued by commercial banks or savings and loan  associations  against  funds  deposited  in the  issuing  institution.
Variable rate  certificates of deposit are  certificates of deposit on which the interest rate is periodically  adjusted prior to their stated maturity,  usually at 30, 90 or 180 day intervals  ("coupon dates"),  based upon a specified market rate,  which is tied to the then  prevailing  certificate of deposit rate,  with some premium paid because of the longer final maturity date of the variable rate certificate of deposit.  As a result of these adjustments,  the interest rate on these  obligations  may be increased or decreased  periodically.  Variable  rate certificates  of deposit  normally carry a higher  interest rate than fixed rate certificates  of deposit with shorter  maturities,  because the bank issuing the variable rate certificate of deposit pays the investor a premium as the bank has the use of the  investor's  money  for a longer  period of time.  Variable  rate certificates  of  deposit  can be sold in the  secondary  market.  In  addition, frequently  banks or dealers  sell  variable  rate  certificates  of deposit and
simultaneously  agree,  either  formally  or  informally,   to  repurchase  such
certificates,  at the option of the purchaser of the certificate,  at par on the
coupon  dates.   In  connection  with  the  Fund's  purchase  of  variable  rate certificates  of deposit,  it may enter into formal or informal  agreements with banks or dealers  allowing  the Fund to resell the  certificates  to the bank or dealer, at the Fund's option. If the agreement to repurchase is informal,  there can be no  assurance  that  the  Fund  would  always  be  able  to  resell  such certificates.  Before  entering  into any such  transactions  governed by formal agreements,  however,  the Fund will comply with the  provisions  of SEC Release
10666 which  generally  provides  that the  repurchase  agreement  must be fully collateralized.  With respect to variable rate  certificates of deposit maturing in 180 days or less from the time of purchase with interest  rates adjusted on a monthly cycle,  the Balanced Fund uses the period  remaining until the next rate adjustment date for purposes of determining the average weighted maturity of the fixed  income  portion  of its  portfolio.  With  respect to all  variable  rate instruments  not meeting the  foregoing  criteria,  the  Balanced  Fund uses the remaining  period to maturity for purposes of determining  the average  weighted maturity of the fixed  income  portion of its  portfolio  until such time as the
Securities and Exchange Commission has determined otherwise.

A banker's  acceptance is a time draft drawn on a commercial  bank by a borrower usually in connection with an international  commercial  transaction (to finance the import,  export,  transfer or storage of goods).  The borrower is liable for payment as well as the bank, which  unconditionally  guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Both  domestic  banks and  foreign  branches  of  domestic  banks are subject to extensive,  but  different,  governmental  regulations  which may limit both the amount  and types of loans  which may be made and  interest  rates  which may be charged.  In  addition,  the  profitability  of the banking  industry is largely dependent upon the  availability  and cost of funds for the purpose of financing lending operations under prevailing short-term debt conditions. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers,  also play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other  things,  generally  required to maintain  specified  levels of  reserves, limited in the amount which they can loan to a single borrower,  and are subject to other

                                       15

regulations designed to promote financial soundness. Since each Fund's portfolio may contain  securities of foreign banks and foreign branches of domestic banks, the Funds may be subject to  additional  investment  risks that are different in some  respects  from  those  incurred  by a  fund  that  invests  only  in  debt obligations of domestic banks.

The  Funds  only  purchase   certificates  of  deposit  from  savings  and  loan
institutions  that are members of the Federal  Home Loan Bank and are insured by the  Savings  Association  Insurance  Fund  of  the  Federal  Deposit  Insurance
Corporation.  Such savings and loan  associations  are subject to regulation and examination.  Unlike most savings accounts,  certificates of deposit held by the
Funds  do not  benefit  materially  from  insurance  from  the  Federal  Deposit
Insurance  Corporation.  Certificates of deposit of foreign branches of domestic banks are not covered by such insurance and  certificates of deposit of domestic banks  purchased by the Funds are generally in applicable  denominations  far in excess of the dollar limitations on insurance coverage.

INTERNATIONAL  BANK  OBLIGATIONS.  For the  purposes of the  Developing  Markets
Growth Fund's and International  Growth Fund's investment  policies with respect to bank  obligations,  obligations  of  foreign  branches  of U.S.  banks and of foreign banks may be  obligations  of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific  obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the  obligations  of foreign  branches  of U.S.  banks and of foreign  banks may subject the Funds to  investment  risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Funds will typically  acquire  obligations  issued and  supported  by the credit of U.S. or foreign  banks  having  total  assets  at the time of  purchase  in excess of $1 billion,  this $1  billion  figure  is not a  fundamental  investment  policy or restriction of the Funds. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its
U.S. and non-U.S. branches.

OBLIGATIONS OF, OR GUARANTEED BY, THE UNITED STATES GOVERNMENT,  ITS AGENCIES OR
INSTRUMENTALITIES
--------------------------------------------------------------------------------
Each Fund may invest in  obligations  of the U.S.  government,  its  agencies or instrumentalities.  Securities issued or guaranteed by the United States include a variety of Treasury  securities,  which differ only in their  interest  rates, maturities and dates of issuance.  Treasury bills have a maturity of one year or less.  Treasury  notes have  maturities  of one to ten years and Treasury  bonds generally have maturities of greater than ten years at the date of issuance.

Securities  issued  and/or  guaranteed  by agencies of the U.S.  government  and various  instrumentalities  which have been established or sponsored by the U.S.
government may or may not be backed by the "full faith and credit" of the United
States. In the case of securities not backed by the full faith and credit of the
United  States,  the investor  must look  principally  to the agency  issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert
a  claim   against  the  United  States  itself  in  the  event  the  agency  or instrumentality does not meet its commitment.

Some of the government  agencies which issue or guarantee  securities  which the
Funds may purchase include the Department of Housing and Urban Development,  the
Department  of Health  and Human  Services,  the  Government  National  Mortgage
Association, the Farmers Home Administration,  the Department of Transportation,
the  Department  of Defense and the  Department  of Commerce.  Instrumentalities
which issue or guarantee  securities include the Export-Import Bank, the Federal
Farm Credit System,  Federal Land Banks, the Federal  Intermediate  Credit Bank,
the Bank for  Cooperatives,  Federal  Home  Loan  Banks,  the  Federal  National
Mortgage Association and the Federal Home Loan Mortgage Corporation.

DEPOSITORY RECEIPTS
--------------------------------------------------------------------------------
The Funds may hold  securities  of foreign  issuers in the form of sponsored and unsponsored American Depository Receipts ("ADRs"),  European Depository Receipts
("EDRs"),  Government  Depository  Receipts  ("GDRs") and other  similar  global instruments  available in developing  markets,  or other securities  convertible into  securities of eligible  issuers.  These  securities may not necessarily be denominated  in the  same  currency  as the  securities  for  which  they may be exchanged.  Generally,  ADRs in  registered  form are designed for use in United
States  securities  markets,  and EDRs and other similar  global  instruments in bearer form are designed for use in European securities markets. For purposes of each Fund's  investment  policies,  the Fund's  investment  in ADRs,  EDRs,  and similar  instruments  will be deemed to be investments in the equity  securities representing  securities  of foreign  issuers into which they may be  converted.
Unsponsored  ADRs are offered by companies which are not prepared to meet either the reporting or  accounting  standards of the U.S.  While readily  exchangeable with stock in local markets,  unsponsored ADRs may be less liquid than sponsored
ADRs. Additionally,  there generally is less publicly available information with respect to unsponsored ADRs.

                                       16

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
--------------------------------------------------------------------------------
The Balanced Fund,  Developing Markets Growth Fund and International Growth Fund
may enter into forward currency contracts to attempt to minimize the risk to the
Funds from  adverse  changes in the  relationship  between  the U.S.  dollar and foreign currencies.  A forward currency contract is an obligation to purchase or sell a specific  currency  for an agreed  upon  price at a future  date which is individually  negotiated  and  privately  traded by  currency  traders and their customers.  A Fund may enter into a forward currency contract, for example, when it enters into a contract for the purchase or sale of a security  denominated in a foreign  currency or is  expecting a dividend or interest  payment in order to
"lock in" the U.S. dollar price of the security or dividend or interest payment.
In addition, when the Sub-Adviser believes that a foreign currency or currencies may suffer a substantial  decline  against the U.S.  dollar,  the Fund may enter into a  forward  currency  contract  to sell an  amount  of a  foreign  currency approximating  the  value  of some  or all of the  Fund's  portfolio  securities denominated in such foreign currency or related  currencies that the Sub-Adviser feels  demonstrate  correlation in exchange rate  movements  (such a practice is called  "crosshedging"),  or when the Sub-Adviser  believes that the U.S. dollar may suffer a substantial  decline against a foreign currency or currencies,  the
Fund may enter into a forward  contract  to buy a foreign  currency  for a fixed dollar amount. In connection with each Fund's forward contract transactions,  an amount of the Fund's assets equal to the amount of the Fund's commitment will be held aside or segregated to be used to pay for the commitment.  Accordingly, the
Funds will always have cash,  cash  equivalents or high quality debt  securities denominated in the  appropriate  currency  available in an amount  sufficient to cover any commitments  under these  contracts.  Segregated  assets used to cover forward  currency  contracts  will be marked to market on a daily  basis.  While these  contracts are not presently  regulated by the Commodity  Futures  Trading
Commission  ("CFTC"),  the  CFTC may in the  future  regulate  forward  currency contracts.  In such  event,  the  Funds'  ability to  utilize  forward  currency contracts  in the manner set forth  above may be  restricted.  Forward  currency contracts may limit  potential gain from a positive  change in the  relationship between  the U.S.  dollar  and  foreign  currencies.  Unanticipated  changes  in currency  prices may result in poorer  overall  performance by the Funds than if they had not engaged in such contracts.  The Funds will generally not enter into forward foreign currency exchange contract with terms greater than one year.

OPTIONS - PUTS AND CALLS
--------------------------------------------------------------------------------
Large Cap Growth Fund, Mid Cap Growth Fund,  Small Cap Growth Fund,  Science and
Technology Growth Fund,  Balanced Fund,  Dividend Growth Fund, and International
Growth  Fund may  write  exchange-traded  call  options  on  securities  and may purchase and sell  exchange-traded put and call options on securities written by others, or combinations or such options.  All call options written by such Funds must be fully covered.  Such Funds may not write put options. The aggregate cost of all outstanding  options  purchased and held by a Fund will at no time exceed
5% of the Fund's total assets.

Developing  Markets  Growth  Fund may write  covered  put and call  options  and purchase  put and call  options on  securities  or  securities  indices that are traded  on  United  States  and  foreign  exchanges  or in the  over-the-counter markets. The value of the underlying  securities on which options may be written at any one time will not exceed 15% of the total  assets of  Developing  Markets
Growth Fund. In addition,  the Fund will not purchase put or call options if the aggregate  premium paid for such options  would exceed 5% of its total assets at the time of purchase.

An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified  security (in the case of a call  option) or sell a  specified  security  (in the case of a put option)
from or to the writer of the option at a designated price during the term of the option.  An option on a securities  index gives the purchaser of the option,  in return for the premium paid,  the right to receive from the seller cash equal to the difference  between the closing price of the index and the exercise price of the option. A Fund may write a call or, in the case of Developing Markets Growth
Fund,  a put  option to  generate  income,  and will do so only if the option is
"covered."  This  means that so long as a Fund is  obligated  as the writer of a call option, it will own the underlying  securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same  securities as the written  call. A put is covered if a Fund  maintains liquid  assets with value at least equal to the  exercise  price in a segregated account, or holds a put on the same underlying securities at an equal or greater exercise  price.  By writing a call option,  a Fund might lose the potential for gain on the  underlying  security while the option is open, and by writing a put option a Fund might become  obligated to purchase  the  underlying  security for more than its current market price upon  exercise.  If a Fund purchases a put or call  option,  any loss to the Fund is  limited  to the  premium  paid for,  and transaction  costs paid in connection with, the option.  The use of options also involves  the risk of limited  liquidity  in the even that a Fund seeks to close out an  options  position  before  expiration  by  entering  into an  offsetting transaction.

                                       17

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES
--------------------------------------------------------------------------------
The Funds may purchase  securities on a "when-issued"  basis and may purchase or sell securities on a "forward  commitment"  basis.  When such  transactions  are negotiated,  the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date,  which can be a month or more after the date of the  transaction.  The Funds will not accrue income on securities  purchased  on a  forward  commitment  basis  prior to  their  stated
delivery date. At the time the Funds make the commitment to purchase  securities on a when-issued or forward  commitment  basis, they will record the transaction and thereafter  reflect the value of such  securities in  determining  their net asset value.  At the time a Fund enters into a transaction  on a when-issued  or forward  commitment  basis, a segregated  account  consisting of cash and liquid securities  equal  to  the  value  of  the  when-issued  or  forward  commitment securities  will be established  and  maintained  with the custodian and will be marked  to the  market  daily.  On the  delivery  date,  the Fund  will meet its obligations  from  securities  that are then maturing or sales of the securities held in the segregated  asset account and/or from then available cash flow. If a
Fund  disposes  of the right to  acquire  a  when-issued  security  prior to its acquisition  or  disposes  of its right to deliver or receive  against a forward commitment, it can incur a gain or loss due to market fluctuation.

There is always a risk that the  securities  may not be  delivered  and that the
Fund may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated  asset account.  Settlements in the ordinary  course  of  business,  which  may take  substantially  more  than five business  days  for  non-U.S.  securities,  are  not  treated  by the  Funds  as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing  limitations  even though some of the risks described above may be present in such transactions.

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Each  Fund is  permitted  to  invest  in  repurchase  agreements.  A  repurchase agreement is a contract by which the Fund  acquires the security  ("collateral")
subject to the  obligation of the seller to  repurchase  the security at a fixed price and date (within seven days). A repurchase agreement may be construed as a loan  pursuant to the 1940 Act. Each Fund may enter into  repurchase  agreements with  respect  to any  securities  which  it may  acquire  consistent  with  its investment  policies  and  restrictions.  The  Funds'  custodian  will  hold the securities  underlying  any  repurchase  agreement in a segregated  account.  In investing in repurchase  agreements,  a Fund's risk is limited to the ability of the  seller  to pay the  agreed-upon  price at the  maturity  of the  repurchase agreement.  In the opinion of the Adviser,  such risk is not material,  since in the event of default,  barring  extraordinary  circumstances,  the Fund would be entitled  to sell  the  underlying  securities  or  otherwise  receive  adequate protection  under federal  bankruptcy laws for its interest in such  securities.
However,  to the extent that proceeds from any sale upon a default are less than the  repurchase  price,  the Funds could suffer a loss. In addition,  a Fund may incur  certain  delays in  obtaining  direct  ownership of the  collateral.  The
Adviser  will  continually  monitor the value of the  underlying  securities  to ensure  that their value  always  equals or exceeds the  repurchase  price.  The
Adviser will submit a list of recommended  issuers of repurchase  agreements and other  short-term  securities that it has reviewed for credit  worthiness to the
Funds' directors at least quarterly for their approval.

FUTURES CONTRACTS  AND OPTIONS ON FUTURES CONTRACTS
--------------------------------------------------------------------------------
Balanced Fund,  Dividend Growth Fund,  Science and Technology Growth Fund, Small
Cap  Growth  Fund,  and  Developing  Markets  Growth  Fund may invest in futures contracts  and options on futures  contracts for the purpose of hedging (and not for speculative  purposes).  As a result of entering into futures contracts,  no more than 5% of a Fund's net assets may be committed  to margin.  Each such Fund may enter into interest rate futures,  interest rate index futures,  stock index futures,  and options thereon. In addition,  International Growth Fund may enter into foreign currency contracts.

DESCRIPTION OF FUTURES CONTRACTS.  A futures contract sale creates an obligation by a Fund, as seller, to deliver the type of financial  instrument called for in the contract at a specified  future time for a stated price. A futures  contract purchase  creates an obligation  by the Fund, as purchaser,  to take delivery of the  underlying  financial  instrument  at a specified  future time for a stated
price.  A futures  contract on an index  obligates  the seller to  deliver,  and entitles the purchaser to receive,  an amount of cash equal to a specific dollar amount  times the  difference  between the value of the index at the  expiration date of the contract and the index value specified in the contract.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying financial  instrument,  in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial  instrument and the same delivery date. If the price of the initial sale of the futures  contract exceeds the price of the

                                       18

offsetting purchase, the Fund is paid the difference and realizes a gain. If the price of the offsetting purchase exceeds the price of the initial sale, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale.
If the  offsetting  sale price exceeds the purchase  price,  the Fund realizes a gain,  and if the purchase  price exceeds the  offsetting  sale price,  the Fund realizes a loss.

The Fund is required to maintain  margin  deposits with brokerage  firms through which it enters into  futures  contracts.  Margin  balances  will be adjusted at least  weekly to  reflect  unrealized  gains and  losses on open  contracts.  In addition, the Fund will pay a commission on each contract,  including offsetting transactions.

Futures  contracts  are traded only on commodity  exchanges--known  as "contract markets"--approved  for such trading by the Commodity Futures Trading Commission
("CFTC"),  and  must be  executed  through  a  futures  commission  merchant  or brokerage  firm  which is a member of the  relevant  contract  market.  The CFTC regulates trading activity on the exchanges  pursuant to the Commodity  Exchange
Act.  The  principal  exchanges  are the  Chicago  Board of Trade,  the  Chicago
Mercantile Exchange and the New York Futures Exchange.  Each exchange guarantees
performance  under  contract  provisions  through  a  clearing  corporation,   a
nonprofit organization managed by the exchange membership. The staff of the CFTC has indicated that an entity such as the Fund would not be a "pool" if it traded commodity futures contracts solely for hedging purposes and not for speculation.
Furthermore,  the Fund is  restricted to no more than 5% of its net assets being committed  to margin on futures  contracts  and  premiums for options on futures contracts, and therefore will not operate as a "pool" as that term is defined by the CFTC.

The Funds may use futures  solely to hedge against  anticipated  interest  rate, market or currency movements and not for speculation.  The Funds presently could accomplish similar results to that which they hope to achieve through the use of futures  contracts  by  purchasing  or selling  securities  or  currencies.  For example,  Balanced  Fund could sell debt  securities  with long  maturities  and invest in debt securities with short maturities when interest rates are expected to increase,  or  conversely,  sell  short-term  debt  securities  and invest in long-term debt securities when interest rates are expected to decline.  However, because of the liquidity  that is often  available in the futures  market,  such protection  is more likely to be  achieved,  perhaps at a lower cost and without changing the rate of interest  being earned by the Funds,  through using futures contracts.

DESCRIPTION OF OPTIONS ON FUTURES CONTRACTS. The Funds may purchase put and call options  on  futures  contracts  as a hedge  against  interest  rate,  market or currency  movements,  and will enter into closing  transactions  with respect to such options to terminate  existing  positions.  An option on a futures contract gives the  purchaser  the right,  in return for the  premium  paid,  to assume a position in a futures  contract at a specified  exercise price at any time prior to the expiration dates of the option. A call option gives the purchaser of such option the right to buy, and obliges its writer to sell, a specified  underlying futures  contract  at a  specified  exercise  price  at any  time  prior  to the expiration  date of the  option.  A  purchaser  of a put option has the right to sell,  and the writer has the  obligation  to buy, such contract at the exercise price during the option period.

RISKS OF FUTURES  CONTRACTS.  One risk in employing futures contracts to protect against cash market price  volatility is the prospect  that futures  prices will correlate  imperfectly  with the behavior of cash prices.  The ordinary  spreads between  prices  in the cash and  futures  markets,  due to  differences  in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to margin deposit and  maintenance  requirements.
Rather than meeting additional margin deposit requirements,  investors may close futures contracts through offsetting  transactions that could distort the normal relationship between the cash and futures markets.  Second, the liquidity of the futures market depends on  participants  entering into  offsetting  transactions rather than making or taking delivery. To the extent participants decide to make or take  delivery,  liquidity  in the  futures  market  could be  reduced,  thus producing  distortion.  Third, from the point of view of speculators the deposit requirements in the futures market are less onerous than margin  requirements in the securities market. Therefore,  increased participation by speculators in the futures market may cause temporary price distortions.  Due to the possibility of distortion,  a correct  forecast of market trends by the Adviser or  Sub-Adviser may still not result in a successful transaction.

Successful  use of futures  contracts by the Funds for hedging  purposes is also subject to the Adviser's ability to correctly predict movements in the direction of the market.  It is possible  that,  when a Fund has sold futures to hedge its portfolio against a decline in the market,  the index,  indices,  or instruments underlying  futures might advance,  and the value of the underlying  instruments held in a Fund's portfolio might decline.  If this were to occur, the Fund would lose money on the

                                       19

futures  and  also  would  experience  a  decline  in  value  in its  underlying instruments.  It is also  possible  that,  if a Fund were to hedge  against  the possibility  of a decline in the market and prices instead  increased,  the Fund would lose part or all of the  benefit of  increased  value of those  underlying instruments  that it had hedged because it would have  offsetting  losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it might have to sell underlying  instruments to meet daily mark-to-market and variation margin  requirements.  Such sales of underlying  instruments might be, but would not necessarily  be, at increased  prices (which would reflect the rising market). A Fund might have to sell underlying  instruments at a time when it would be disadvantageous to do so.

Another  risk is that the  Adviser  or  Sub-Adviser  would be  incorrect  in its expectation  as to the extent of various  interest  rate,  market,  or  currency movements  or the time span  within  which the  movements  take  place and other economic  factors.  For example,  closing out an interest rate futures  contract purchase at a loss because of higher  interest  rates will generally have one or two  consequences  depending on whether,  at the time of closing out, the "yield curve" is normal (long-term rates exceeding  short-term).  If the yield curve is normal,  it is  possible  that the Fund will  still be  engaged  in a program of buying long-term securities.  Thus, closing out the futures contract purchase at a loss will reduce the benefit of the reduced price of the securities purchased.
If the yield curve is  inverted,  it is  possible  that the Fund will retain its investments  in  short-term  securities  earmarked  for  purchase of longer term securities.  Thus,  closing  out  of a  loss  will  reduce  the  benefit  of the incremental  income  that  the  Fund  will  experience  by  virtue  of the  high short-term  rates.  Although  futures  contracts  are traded  only on  commodity exchanges,  there can be no assurance that a liquid  secondary market will exist for any particular  future,  and theoretically  losses from investing in futures transactions are potentially unlimited.

RISKS OF OPTIONS ON FUTURES  CONTRACTS.  The use of options on futures contracts also  involves  additional  risk.  Compared  to the  purchase or sale of futures contracts,  the purchase of options on futures contracts involves less potential risk to a Fund  because the maximum  amount at risk is the premium  paid for the options (plus transaction costs).

The effective use of options strategies is dependent,  among other things,  upon the Fund's ability to terminate  options positions at a time when the Adviser or
Sub-Adviser  deems it desirable  to do so.  Although the Fund will enter into an option  position  only if the  Adviser  or  Sub-Adviser  believes  that a liquid secondary  market  exists for such option,  there is no assurance  that the Fund will be able to effect  closing  transactions  at any  particular  time or at an acceptable price. The Fund's transactions involving options on futures contracts will be conducted only on recognized exchanges.

Although the Funds will  generally  purchase  only those options for which there appears  to be an active  secondary  market,  there can be no  assurance  that a liquid secondary market on an exchange will exist for any particular  option, or at any particular  time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular  options,  with the result  that a Fund would  have to  exercise  its options in order to realize  any profit and would incur  transaction  costs upon the purchase or sale of underlying securities or currencies.

Secondary  markets  on an  exchange  may not  exist or may not be  liquid  for a variety of reasons  including:  (i)  insufficient  trading  interest  in certain options;  (ii)  restrictions  on opening  transactions  or closing  transactions imposed by an exchange;  (iii) trading halts,  suspension or other  restrictions may be imposed with  respect to  particular  classes or series of options;  (iv)
unusual or unforeseen  circumstances  which  interrupt  normal  operations on an exchange;  (v)  inadequate  facilities  of an exchange  or the Options  Clearing
Corporation   to  handle  current   trading   volume  at  all  times;   or  (vi)
discontinuance  in the future by one or more  exchanges  for  economic  or other reasons,  of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist,  although outstanding options on that exchange that had been issued by the Options  Clearing  Corporation as a result of trades on that exchange  would  continue to be  exercisable  in  accordance  with their terms.

ILLIQUID SECURITIES
--------------------------------------------------------------------------------
Each  Fund may  invest up to 15% of its net  assets  in all  forms of  "illiquid securities." An investment is generally  deemed to be "illiquid" if it cannot be
disposed  of  within  seven  days  in  the   ordinary   course  of  business  at
approximately  the  amount  at which  such  securities  are  valued by the Fund.
Restricted  securities  are  securities  which were  originally  sold in private placements and which have not been  registered  under the Securities Act of 1933
(the "1933 Act"). Such securities generally have been considered illiquid by the staff  of the  Securities  and  Exchange  Commission  (the  "SEC"),  since  such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has recently acknowledged that a market  exists  for  certain  restricted  securities  (for  example,  securities qualifying for resale to certain  "qualified  institutional  buyers" pursuant to
Rule 144A under the 1933 Act). Additionally, a similar

                                       20

market  exists for  commercial  paper issued  pursuant to the private  placement exemption of Section 4(2) of the 1933 Act. As a  fundamental  policy,  the Funds may invest  without  limitation in these forms of restricted  securities if such securities  are  determined  by the  Adviser  or  Sub-Adviser  to be  liquid  in accordance with standards established by the Funds' Board of Directors.

Under  these  standards,  the  Adviser  or  Sub-Adviser  must  consider  (a) the frequency  of trades  and  quotes  for the  security,  (b) the number of dealers willing to  purchase  or sell the  security  and the  number of other  potential purchasers,  (c) dealer  undertakings to make a market in the security,  and (d)
the  nature of the  security  and the  nature  of the  marketplace  trades  (for example,  the time needed to dispose of the  security,  the method of soliciting offers and the mechanics of transfer).

At the present time, it is not possible to predict with accuracy how the markets
for  certain  restricted  securities  will  develop.   Investing  in  restricted
securities could have the effect of increasing the level of a Fund's illiquidity
to  the  extent  that  qualified   institutional  buyers  become,  for  a  time,
uninterested in purchasing these securities.

SIT MONEY MARKET FUND
--------------------------------------------------------------------------------
The Funds  may  invest  up to 25% of their  total net  assets in shares of money market  funds  advised by the  Adviser,  which  includes  the Money Market Fund, subject to the  conditions  contained  in an  exemptive  order  (the  "Exemptive
Order")  issued to the Funds and the  Adviser  by the  Securities  and  Exchange
Commission.

Such  investments may be made in lieu of direct  investments in short term money market instruments if the Adviser believes that they are in the best interest of the Funds. The Exemptive Order requires the Adviser and its affiliates, in their capacities  as service  providers  for the Money  Market  Fund,  to remit to the
Funds,  or waive,  an amount equal to all fees otherwise due to them under their advisory and other agreements with the Money Market Fund to the extent such fees are based upon a Fund's assets invested in shares of the Money Market Fund. This requirement  is  intended  to  prevent  shareholders  of the  Funds  from  being subjected  to  double  management  and other  asset-based  fees as a result of a
Fund's investments in the Money Market Fund.

ADDITIONAL BALANCED FUND INVESTMENT POLICIES & RISKS
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES
--------------------------------------------------------------------------------
The  mortgage-backed  securities in which the Balanced  Fund may invest  provide funds  for  mortgage  loans  made to  residential  home  buyers.  These  include securities  that represent  interests in pools of mortgage loans made by lenders such as savings and loan  institutions,  mortgage  banks,  commercial  banks and insurance companies. Pools of mortgage loans are assembled for sale to investors such  as the  Fund  by  various  private,  governmental  and  government-related organizations.

Interests in pools of mortgage-backed securities differ from other forms of debt securities,  which  normally  provide for periodic  payment of interest in fixed
amounts  with   principal   payments  at  maturity  or  specified   call  dates.
Mortgage-backed  securities  provide  monthly  payments  which  consist  of both interest and principal payments to the investor. In effect, these payments are a
"pass-through" of the monthly payments made by the individual borrowers on their residential  mortgage loans,  net of any fees paid to the issuer,  servicer,  or guarantor of such  securities.  Additional  payments are caused by repayments of principal  resulting  from  the  sale of the  underlying  residential  property, refinancing  or  foreclosure,  net of fees or costs which may be incurred.  Some
mortgage-backed   securities,   i.e.,   GNMA's,   are   described  as  "modified
pass-through."  These securities entitle the holders to receive all interest and principal  payments  owed on the  mortgages  in the pool,  net of certain  fees, regardless of whether or not the mortgagors actually make the payments.

The  principal  government  guarantor  of  mortgage-backed   securities  is  the
Government National Mortgage Association  ("GNMA").  GNMA is a wholly-owned U.S.
government  corporation  within the Department of Housing and Urban Development.
GNMA is authorized to issue mortgage pass-through securities and guarantee, with the full  faith  and  credit  of the U.S.  government,  the  timely  payment  of principal and interest on loans  originated by approved  institutions and backed by pools of FHA-insured or VA-guaranteed mortgages.

The Federal Home Loan Mortgage  Corporation  ("FHLMC") also pools mortgage loans and issues pass-through  securities.  FHLMC is a government sponsored enterprise owned entirely by private  stockholders  and was created by Congress in 1970 for the purpose of increasing the  availability  of mortgage  credit for residential housing.  FHLMC  issues  Participation  Certificates  ("PC's")  which  represent interest in mortgages  from FHLMC's  national  portfolio.  FHLMC  guarantees the timely

                                       21

payment of interest and ultimate collection of principal;  however, PC's are not backed by the full faith and credit of the U.S. government.

The Federal National  Mortgage  Association  ("FNMA") is a government  sponsored enterprise  owned  entirely  by private  stockholders.  It is subject to general regulation by the  Secretary of Housing and Urban  Development.  FNMA  purchases residential  mortgages  from a list of approved  seller/services  which  include state and  federally-chartered  savings and loan  associations,  mutual  savings banks,  commercial  banks and credit  unions and  mortgage  banks.  Pass-through securities  issued by FNMA are  guaranteed as to timely payment of principal and interest  by FNMA,  but are not  backed by the full faith and credit of the U.S.
government.

The Federal Housing  Administration  ("FHA") was established by Congress in 1934 under the National  Housing Act. A major purpose of the Act was to encourage the flow of private capital into residential  financing on a protected basis. FHA is authorized to insure  mortgage  loans,  primarily  those related to  residential housing. FHA does not make loans and does not plan or build housing. FHA Project
Pools are pass-through  securities  representing undivided interests in pools of
FHA-insured multi-family project mortgage loans.

The Fund may purchase  securities which are insured but not issued or guaranteed by the U.S. government, its agencies or instrumentalities.  An example of such a security is a housing  revenue bond (the interest on which is subject to federal taxation)  issued by a state and insured by an FHA mortgage  loan.  The Fund has not  purchased  this type of security  and has no current  intent to do so. This type of  mortgage  is  insured  by FHA  pursuant  to the  provisions  of Section
221(d)(4) of the  National  Housing Act of 1934,  as amended.  After a mortgagee files a claim for insurance benefits, FHA will pay insurance benefits up to 100%
of the unpaid principal  amount of the mortgage  (generally 70% of the amount is paid  within  six  months  of the claim and the  remainder  within  the next six months).  The risks  associated with this type of security are the same as other mortgage  securities -- prepayment and/or redemption prior to maturity,  loss of premium (if paid) if the security is redeemed prior to maturity and  fluctuation in principal value due to an increase or decrease in interest rates.

The  average  life of  pass-through  pools  varies  with the  maturities  of the underlying mortgage instruments.  In addition,  the pool's term may be shortened by  unscheduled  or early  payments of principal and interest on the  underlying mortgages.  The  occurrence  of  mortgage  prepayment  is  affected  by  factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

As  prepayment  rates of  individual  pools vary  widely,  it is not possible to accurately predict the average life of a particular pool. Mortgage  pass-through securities  which receive regular  principal  payments have an average life less than their maturity. The average life of mortgage pass-through  investments will typically vary from 1 to 18 years.

Yields on pass-through  mortgage-backed securities are typically quoted based on the  maturity of the  underlying  instruments  and the  associated  average life assumption.  Actual prepayment experience may cause the yield to differ from the assumed average life yield. The compounding effect from reinvestments of monthly payments received by the Fund will increase the yield to shareholders.

ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
The  Balanced  Fund may  invest in  asset-backed  securities  that are backed by
consumer   credit  such  as  automobile   receivables,   consumer   credit  card
receivables,  and home  equity  loans.  Asset-backed  securities  are  generally privately issued and, similar to mortgage-backed  securities,  pass through cash flows to investors. Generally, asset-backed securities include many of the risks associated with mortgage-related securities. In general, however, the collateral supporting  asset-backed  securities is of shorter maturity than mortgage loans.
In addition,  prepayments  are less  sensitive to changes in interest rates than mortgage  pass-throughs.  Asset-backed securities involve certain risks that are not posed by  mortgage-backed  securities,  resulting  mainly from the fact that asset-backed  securities  do not  usually  contain  the  complete  benefit  of a
security  interest  in  the  related  collateral.   For  example,   credit  card
receivables  generally  are  unsecured  and  the  debtors  are  entitled  to the protection of a number of state and federal consumer credit laws,  including the bankruptcy laws, some of which may reduce the ability to obtain full payment. In the case of automobile  receivables,  due to various legal and economic factors, proceeds for  repossessed  collateral  may not always be  sufficient  to support payments on these securities.

                                       22

COLLATERIALIZED MORTGAGE OBLIGATIONS (CMOS)
--------------------------------------------------------------------------------
The  Balanced  Fund  may  invest  in  CMOs.  CMOs are  hybrid  instruments  with
characteristics  of  both  mortgage-backed   bonds  and  mortgage   pass-through
securities. Similar to a bond, interest and principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans, but are more typically  collateralized  by  portfolios  of mortgage  pass-through  securities guaranteed  by GNMA,  FHLMC,  or FNMA.  Since  CMOs  derive  their  return  from underlying  mortgages,  they are commonly referred to as derivative  securities, but are not  subject  to  Balanced  Fund's  10%  limitation  on  investments  in derivative  instruments  discussed  below  under  "Swap  Agreements."  CMOs  are structured  into multiple  classes,  with each class bearing a different  stated
maturity.  Monthly  payments  of  principal,  including  prepayments,  are first returned to investors holding the shortest maturity class; investors holding the longer maturity  classes  receive  principal only after the earlier classes have been retired.  CMOs that are issued or  guaranteed by the U.S.  Government or by any of its agencies or  instrumentalities  will be  considered  U.S.  Government securities by the Balanced Fund,  while other CMOs,  even if  collateralized  by
U.S. Government securities,  will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests.

U.S. TREASURY INFLATION-PROTECTION SECURITIES
--------------------------------------------------------------------------------
U.S.  Treasury  inflation-protection  securities  are a type of U.S.  government obligation.  The Balanced  Fund may invest in  inflation-protection  securities,
which  are  marketable   book-entry  securities  issued  by  the  United  States
Department  of  Treasury  ("Treasury")  with  a  nominal  return  linked  to the
inflation  rate  in  prices.   The  index  used  to  measure  inflation  is  the
non-seasonably adjusted U.S. City Average All Items Consumer Price Index for All
Urban Consumers ("CPI-U").

The  principal  value  of  an  inflation-protection  security  is  adjusted  for inflation,  and every six months the security pays interest,  which is an amount equal to a fixed  percentage of the  inflation-adjusted  value of the principal.
The  final  payment  of  principal  of the  security  will not be less  than the original par amount of the security at issuance.

The   principal   of  an   inflation-protection   security  is  indexed  to  the
non-seasonally  adjusted  CPI-U. To calculate the  inflation-adjusted  principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the  reference  CPI  applicable to such date to the reference CPI applicable to the original issue date.  Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date as specified in the applicable offering  announcement.
If at  maturity  the  inflation-adjusted  principal  is less  than the  original principal  value of the security,  an  additional  amount is paid at maturity so that the  additional  amount plus the  inflation-adjusted  principal  equals the original principal amount. Some inflation-protection  securities may be stripped into principal and interest components.  In the case of a stripped security, the holder of the stripped principal would receive this additional amount. The final interest  payment,  however,  will  be  based  on the  final  inflation-adjusted principal value, not the original par amount.

MANUFACTURED HOME LOANS
--------------------------------------------------------------------------------
The  Balanced  Fund  invests  in  GNMA   manufactured   home  loan  pass-through
securities.   Manufactured   home  loans  are  fixed-rate  loans  secured  by  a
manufactured home unit. In certain instances the loan may be collateralized by a combination of a  manufactured  home unit and a developed lot of land upon which the unit can be placed.  Manufactured  home loans are generally  not  mortgages;
however,  because of the structural and operational  similarities  with mortgage backed  pass-through  securities and the role of GNMA,  industry  practice often groups the securities  within the spectrum of GNMA mortgage backed  pass-through
securities   for   listing   purposes.   Manufactured   home   loans   have  key
characteristics  different from mortgage backed securities  including  different prepayment  rates.  Prepayment  rates tend to fluctuate  with interest rates and other economic variables. Manufactured home loan prepayment rates generally tend to be less volatile than the prepayment  rates  experienced  by mortgage  backed securities. See the above discussion regarding mortgage backed securities.

MUNICIPAL SECURITIES
--------------------------------------------------------------------------------
Municipal  securities in which the Balanced Fund may invest  include  securities that are issued by states,  territories and possessions of the United States and the District of Columbia and their  agencies,  instrumentalities  and  political subdivisions.

The yields on  municipal  securities  are  dependent  on a variety  of  factors, including the general level of interest  rates,  the financial  condition of the issuer,  general conditions of the tax-exempt securities market, the size of the issue, the maturity of

                                       23

the  obligation  and the  rating of the  issue.  Ratings  are  general,  and not absolute, standards of quality.  Consequently,  securities of the same maturity, interest rate and rating may have different yields, while securities of the same maturity and interest rate with different ratings may have the same yield.

SWAP AGREEMENTS
--------------------------------------------------------------------------------
Swap agreements are two party contracts  entered into primarily by institutional investors in which two parties  agree to exchange  the returns (or  differential rates of return) earned or realized on particular  predetermined  investments or instruments.

The Balanced Fund may enter into swap  agreements  for purposes of attempting to obtain a  particular  investment  return at a lower cost to the Fund than if the
Fund had invested  directly in an instrument  that provided that desired return.
The Fund bears the risk of default by its swap  counterpart  and may not be able to terminate its obligations under the agreement when it is most advantageous to do so. In  addition,  certain tax aspects of swap  agreements  are not  entirely clear and their use, therefore,  may be limited by the requirements  relating to the  qualification  of the Fund as a  regulated  investment  company  under  the
Internal Revenue Code of 1986, as amended (the "Code").

The  Balanced  Fund may  invest up to 10% of its  assets in  certain  derivative
instruments,   including  futures,   options,   options  on  futures,  and  swap
agreements, as discussed above.

VARIABLE RATE NOTES
--------------------------------------------------------------------------------
The Balanced Fund may purchase  floating and variable  rate notes.  The interest rate is adjusted either at predesignated  periodic intervals  (variable rate) or when  there is a change in the  index  rate on which  the  interest  rate on the obligation is based (floating rate).  These notes normally have a demand feature which permits the holder to demand  payment of principal  plus accrued  interest upon a specified  number of days'  notice.  The issuer of floating  and variable rate demand notes normally has a corresponding  right,  after a given period, to prepay  at its  discretion  the  outstanding  principal  amount of the note plus accrued interest upon a specified number of days' notice to the noteholders.

ZERO COUPON SECURITIES
--------------------------------------------------------------------------------
The Balanced Fund may invest in zero coupon securities. Such securities are debt obligations  which do not entitle the holder to periodic interest payments prior to maturity and are issued and traded at a discount from their face amounts. The discount  varies  depending on the time  remaining  until  maturity,  prevailing interest  rates,  liquidity of the security and the perceived  credit quality of the issuer.  The  discount,  in the  absence of  financial  difficulties  of the issuer,  decreases as the final maturity of the security approaches.  The market prices of zero coupon  securities  are more  volatile  than the market prices of securities  of  comparable  quality  and  similar  maturity  that  pay  interest periodically  and may respond to a greater  degree to  fluctuations  in interest rates than do such non-zero coupon securities.

TRUST PREFERRED SECURITIES
--------------------------------------------------------------------------------
The Balanced Fund may purchase trust preferred  securities  issued  primarily by financial  institutions such as banks and insurance  companies.  Trust preferred securities  purchased by the Fund  generally  have a stated par value,  a stated
maturity  typically  of 30  years,  are  callable  after a set  time  period  of typically  five or ten years and pay interest  quarterly or  semi-annually.  The proceeds from the issuance of the  securities are placed in a single asset trust controlled  by the  issuer  holding  company,  and the trust  in-turn  purchases long-term junior  subordinated  debt of the issuer holding  company.  The junior subordinated  debt held by the trust is senior to all common and preferred stock of the  issuer.  The  junior  subordinated  debt  instruments  include  deferral provisions whereby the issuer holding company may defer interest payments for up to five years under certain  circumstances,  provided that no dividend  payments are made with respect to outstanding  common and preferred  stock,  and during a period of interest  deferral the securities  earn  compounded  interest which is accrued by the issuer as an interest expense.  With respect to certain financial institutions,  the Federal  Reserve  Bank  limits the amount of trust  preferred securities that an issuer may have outstanding such that the total of cumulative preferred  stock and trust  preferred  securities  outstanding may not exceed 25 percent of the issuer's Tier 1 capital base.  The  securities  provide that they are  immediately  callable  in the event of a change in the tax law  whereby the interest  paid  by the  issuer  is no  longer  treated  as an  interest  expense deduction by the issuer.

HIGH YIELD SECURITIES RISKS
--------------------------------------------------------------------------------
Balanced Fund may invest up to 25% of its total assets in securities rated below investment-grade.  SECURITIES  RATED BELOW  INVESTMENT  GRADE ARE REFERRED TO AS
HIGH  YIELD  SECURITIES  OR "JUNK  BONDS."  Junk  bonds  are  regarded  as being

                                       24

predominantly  speculative  as to the  issuer's  ability  to  make  payments  of principal and interest. Investment in such securities involves substantial risk.
Issuers of junk bonds may be highly leveraged and may not have available to them more  traditional  methods of financing.  Therefore,  the risks  associated with acquiring the securities of such issuers  generally are greater than is the case with higher  rated  securities.  For example,  during an economic  downturn or a sustained  period of rising  interest  rates,  issuers of junk bonds may be more likely to  experience  financial  stress,  especially if such issuers are highly leveraged.  During such periods, such issuers may not have sufficient cash flows to meet their interest payment obligations.  The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts,  or the unavailability of additional  financing.  The risk of loss due to default by the issuer is  significantly  greater  for the  holders of junk bonds  because  such securities  may be unsecured  and may be  subordinated  to the  creditors of the issuer.  While most of the junk bonds in which  Balanced  Fund may invest do not include  securities  which,  at the time of  investment,  are in  default or the issuers of which are in  bankruptcy,  there can be no assurance that such events will not occur after the Fund purchases a particular security, in which case the
Fund may experience  losses and incur costs.  Junk bonds frequently have call or redemption  features that would permit an issuer to repurchase the security from the Fund.  If a call were  exercised by the issuer  during a period of declining interest rates,  the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

Junk bonds tend to be more volatile than higher-rated  fixed income  securities, so that adverse  economic events may have a greater impact on the prices of junk bonds than on higher-rated fixed income securities.  Factors adversely affecting the market value of such  securities  are likely to affect  adversely the Fund's net asset value. Like higher-rated fixed income securities, junk bonds generally are purchased and sold through  dealers who make a market in such securities for their own  accounts.  However,  there are fewer dealers in the junk bond market, which  may be  less  liquid  than  the  market  for  higher-rated  fixed  income securities, even under normal economic conditions. Also there may be significant disparities  in the prices  quoted for junk  bonds by various  dealers.  Adverse economic  conditions and investor  perceptions  thereof (whether or not based on economic fundamentals) may impair the liquidity of this market and may cause the prices the Fund receives for its junk bonds to be reduced. In addition, the Fund may  experience  difficulty  in  liquidating  a portion  of its  portfolio  when necessary  to meet the  Fund's  liquidity  needs or in  response  to a  specific economic event such as a deterioration  in the  creditworthiness  of the issuer.
Under such  conditions,  judgment may play a greater role in valuing  certain of the Fund's portfolio securities than in the case of securities trading in a more liquid market. In addition, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

RATINGS OF DEBT SECURITIES
--------------------------------------------------------------------------------

Investment  grade  debt  securities  are rated AAA,  AA, A or BBB by  Standard &
Poor's  ("S& P") or Fitch  Ratings  ("Fitch");  or Aaa,  Aa, A or Baa by Moody's
Investors Services  ("Moody's").  Investment grade municipal notes are rated MIG
1, MIG 2,  MIG 3 or MIG 4 (VMIG 1,  VMIG 2,  VMIG 3 or VMIG 4 for  notes  with a demand feature) by Moodys or SP-1 or SP-2 by S&P.  Securities  rated Baa, MIG 4,
VMIG 4 or BBB are medium grade,  involve some  speculative  elements and are the lowest investment grade available.  These securities generally have less certain protection  of principal  and interest  payments  than higher rated  securities.
Securities rated Ba or BB (in which Large Cap Fund, Balanced Fund and Developing
Markets  Growth Fund may invest)  are judged to have some  speculative  elements with regard to capacity to pay interest  and repay  principal.  Debt  securities rated C (in which the Developing Markets Growth Fund may invest) are regarded as having predominantly  speculative  characteristics.  DEBT SECURITIES RATED BELOW
INVESTMENT  GRADE ARE COMMONLY KNOWN AS JUNK BONDS.  Presently,  other than with respect  to the  Balanced  Fund,  the  Adviser  intends  to invest  only in debt securities rated at investment  grade at the time of purchase,  or if not rated, deemed by the Adviser to be of  comparable  quality.  See Appendix A for further information about ratings.

SECURITIES LENDING
--------------------------------------------------------------------------------

Each Fund may lend portfolio securities to brokers,  dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 33-1/3% of the value of a Fund's total assets.  The lending of portfolio  securities may increase the average annual return to shareholders.
Lending of portfolio  securities also involves  certain risks to a Fund. As with other  extensions  of  credit,  there are risks of delay in  recovery  of loaned securities, or even loss of rights in collateral pledged by the borrower, should the  borrower  fail  financially.  However,  the Funds will only enter into loan agreements with  broker-dealers,  banks, and other institutions that the Adviser has determined are creditworthy.

                                       25

The Funds may also  experience  a loss if,  upon the  failure of a  borrower  to return loaned securities, the collateral is not sufficient in value or liquidity to cover  the  value  of such  loaned  securities  (including  accrued  interest thereon).  However,  the borrower will be required to pledge collateral that the custodian for a Fund's portfolio securities will take into possession before any securities  are  loaned.  Additionally,  the  borrower  may  pledge  only  cash, securities  issued or  guaranteed  by the U.S.  Government  or its  agencies and instrumentalities,  certificates  of  deposit  or other  high-grade,  short-term obligations or interest-bearing cash equivalents as collateral.  There will be a daily  procedure to ensure that the pledged  collateral  is equal in value to at least 100% of the value of the  securities  loaned.  Under such  procedure,  the value of the collateral  pledged by the borrower as of any  particular  business day will be  determined  on the next  succeeding  business day. If such value is less than 100% of the  value of the  securities  loaned,  the  borrower  will be required to pledge additional collateral. The risks of borrower default (and the resultant  risk of loss to a Fund) also are reduced by lending  only  securities for which a ready  market  exists.  This will reduce the risk that the  borrower will not be able to return such  securities  due to its  inability  to cover its obligation by purchasing such securities on the open market.

To the extent  that  collateral  is  comprised  of cash,  a Fund will be able to invest such  collateral  only in  securities  issued or  guaranteed  by the U.S.
Government or its agencies and  instrumentalities and in certificates of deposit
or  other   high-grade,   short-term   obligations  or   interest-bearing   cash
equivalents.  If a Fund invests cash  collateral  in such  securities,  the Fund could experience a loss if the value of such securities declines below the value of the cash collateral  pledged to secure the loaned  securities.  The amount of such loss would be the difference between the value of the collateral pledged by the borrower and the value of the securities in which the pledged collateral was invested.

Although  there can be no  assurance  that the risks  described  above  will not adversely affect a Fund, the Adviser  believes that the potential  benefits that may accrue to a Fund as a consequence  of  securities  lending will outweigh any such increase in risk.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

To attain the  investment  goals of the Funds,  the Adviser  will  usually  hold securities for the long-term.  However,  if weak or declining  market values for stocks are anticipated, the Adviser may convert any portion of these Fund assets to cash or short-term securities as a temporary, defensive position.

Generally,  none of the Funds will trade in securities for  short-term  profits, but if circumstances warrant, securities may be sold without regard to length of time held.  Debt  securities may be sold in  anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold.

Increased turnover results in increased brokerage costs and may result in higher transaction costs for the Funds and may affect the taxes  shareholders pay. If a security that has been held for less than the holding period set by law is sold, any  resulting  gains  will be taxed in the same  manner as  ordinary  income as opposed to long-term  capital gain. Each Fund's turnover rate may vary from year to year.  For  additional  information,  refer to the  "Brokerage"  and  "Taxes"
sections below. The portfolio turnover rates for each of the Funds are contained in the Financial Highlights tables in the prospectus.

ADDITIONAL INFORMATION ABOUT SELLING SHARES
--------------------------------------------------------------------------------

SUSPENSION OF SELLING ABILITY
--------------------------------------------------------------------------------
Each Fund may suspend selling privileges or postpone the date of payment:
-    During any period that the NYSE is closed other than customary weekend or holiday closings, or when trading is restricted, as determined by the
     Securities and Exchange Commission ("SEC");
-    During any period when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practical for the Fund to dispose of securities owned by it or to fairly determine the value of its assets;
-    For such other periods as the SEC may permit.

TELEPHONE TRANSACTIONS
--------------------------------------------------------------------------------
Once you place a telephone transaction request to Sit Mutual Funds, it cannot be canceled  or  modified.  The Funds use  reasonable  procedures  to confirm  that telephone  instructions are genuine,  including  requiring that payments be made only to the  shareholder's  address of record or the bank account  designated on the application and requiring certain means of telephone identification.  If the
Fund fails to employ such  procedures,  it may be liable for any losses suffered by Fund

                                       26

shareholders  as a result of  unauthorized  or fraudulent  instructions.  During times of  chaotic  economic  or market  circumstances,  a  shareholder  may have difficulty  reaching  the Funds by  telephone.  Consequently,  a  redemption  or exchange by telephone may be difficult to implement at those times.

REDEMPTION-IN-KIND
--------------------------------------------------------------------------------
If  the  Adviser   determines  that  existing   conditions  make  cash  payments
undesirable,  redemption  payments may be made in whole or in part in securities or other  financial  assets,  valued  for this  purpose  as they are  valued  in computing  the NAV for a Fund's  shares,  consistent  with Rule  18(f)(1) of the
Investment  Company  Act of 1940.  Shareholders  receiving  securities  or other financial  assets on redemption  may realize a gain or loss for tax purposes and will incur any costs of sale, as well as the associated inconveniences.

COMPUTATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

Net asset value is determined as of the close of the New York Stock  Exchange on each day that the exchange is open for business. The customary national business holidays  observed  by the New York  Stock  Exchange  and on which the Funds are closed are: New Year's Day,  Martin Luther King Jr. Day,  President's  Day, Good
Friday,  Memorial Day, July Fourth,  Labor Day,  Thanksgiving  Day and Christmas
Day.  The net asset  value per share will not be  determined  on these  national holidays.  The net asset value is  calculated  by dividing  the total value of a
Fund's  investments  and  other  assets  (including  accrued  income),  less any liabilities, by the number of shares outstanding.  The net asset value per share of each Fund will fluctuate.

Securities  which are traded on an  exchange  or on the NASDAQ  over-the-counter market are valued at the last quoted sale price of the day.  Lacking a last sale price,  a  security  is  generally  valued  at its last  bid  price.  All  other securities for which  over-the-counter  market  quotations are readily available are valued at their last bid  price.  When  market  quotations  are not  readily available,  when restricted securities are being valued, or when an event occurs between  the close of the  principal  trading  market  and close of the New York
Stock Exchange that materially affects the values of securities, such securities are valued at fair value using  methods  selected in good faith by the Boards of
Directors.

Debt  securities  may be valued on the  basis of prices  furnished  by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Such a pricing service may utilize matrix pricing and valuation models to derive vaules for normal institutional-size trading units of debt  securities  without  regard to sale or bid  prices.  When  prices  are not readily  available  from a  pricing  service,  or when  restricted  or  illiquid securities  are being  valued,  securities  may be valued  at fair  value  using
methods  selected  in  good  faith  by  the  Boards  of  Directors.   Short-term
investments  in  debt  securities  with  maturities  of less  than 60 days  when acquired,  or which  subsequently are within 60 days of maturity,  are valued by using the  amortized  cost method of  valuation.  The  amortized  cost method of valuation will be used only if the Boards of Directors, in good faith, determine that the fair  value of the  securities  shall be their  amortized  cost  value, unless the particular circumstances dictate otherwise.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and ask prices of such  currencies  against the U.S.
dollar last quoted by a major bank that is a regular  participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes  provided  by  a  number  of  such  major  banks.  If  neither  of  these alternatives  is  available  or  both  are  deemed  not to  provide  a  suitable methodology for converting a foreign currency into U.S.  dollars,  the Boards of
Directors in good faith will establish a conversion rate for such currency.

Foreign  securities trading may not take place on all days on which the New York
Stock  Exchange is open, and trading takes place in various  foreign  markets on days on which the New York Stock  Exchange is not open and  therefore the Fund's net asset value is not calculated.  As a result,  the Developing  Markets Growth
Fund or  International  Growth  Fund's  net  asset  value  may be  significantly affected  by such  trading  on days  when the  Fund is not open for  shareholder purchases and redemptions.  In addition,  trading in foreign  securities markets may be completed before the close of business on the New York Stock Exchange and as a result the  calculation  of the  International  Growth Fund and  Developing
Markets Growth Fund's net asset value may not take place  contemporaneously with the  determination  of the  prices of  securities  held by these  Funds.  Events affecting the values of portfolio  securities  that occur between the time their prices are  determined  and the close of the New York Stock Exchange will not be reflected in the Developing  Markets Growth Fund

                                       27

or  International  Growth  Fund's net asset value unless  management,  under the supervision  of the Board of Directors,  determines  that the  particular  event would materially affect the net asset value.

On June 30, 2005,  the net asset value and public  offering  price per share for each Fund was calculated as follows:

       (net assets / shares outstanding) = net asset value (NAV) per share = public offering price per share

                                                                                      shares     NAV and public
       Fund                                                     net assets       outstanding     offering price
       ----                                                     ----------       -----------     --------------
       Balanced Fund                                           $12,251,246           843,387             $14.53
       Dividend Growth Fund                                     14,195,667         1,269,273              11.18
       Large Cap Growth Fund                                    69,660,344         2,032,629              34.27
       Mid Cap Growth Fund                                     199,448,901        17,683,908              11.28
       International Growth Fund                                29,151,987         2,367,846              12.31
       Small Cap Growth Fund                                   180,544,930         6,508,875              27.74
       Science and Technology Growth Fund                       14,542,207         1,591,754               9.14
       Developing Markets Growth Fund                           10,574,894           815,289              12.97

MANAGEMENT
--------------------------------------------------------------------------------

The Sit Mutual Funds are a family of 13 no-load  mutual  funds.  The eight Stock
Funds  described in this Statement of Additional  Information  are the Sit Large
Cap Growth Fund,  Sit Mid Cap Growth Fund,  Sit  International  Growth Fund, Sit
Balanced Fund, Sit Dividend Growth Fund, Sit Developing Markets Growth Fund, Sit
Small Cap  Growth  Fund and the Sit  Science  and  Technology  Growth  Fund (the
"Funds" or  individually,  a "Fund").  The five Bond Funds within the Sit Mutual
Fund family are described in a separate Statement of Additional Information. The
Large Cap Growth Fund,  Mid Cap Growth  Fund,  and the  corporate  issuer of the
Balanced Fund, Dividend Growth Fund, International Growth Fund, Small Cap Growth
Fund,  Science and Technology  Growth Fund and  Developing  Markets Growth Fund,
have corporate officers and Boards of Directors.  Pursuant to Minnesota law, the
Boards of Directors  are  responsible  for the  management  of the Funds and the establishment  of the Funds'  policies.  The  officers  of the Funds  manage the day-to-day operation of the Funds.

The Board of Directors has established an Audit  Committee.  The Audit Committee is composed  entirely of directors  who are not  interested  persons of the Fund
(except in their  capacities as directors) as defined in section 2(a)(19) of the
Investment  Company Act of 1940. A member of an Audit  Committee  may not accept any consulting,  advisory, or other compensatory fee from the Fund other than in his or her capacity as a member of the Audit Committee,  the Board of Directors, or any other Board committee. The function of the Audit Committees is oversight.
The primary  responsibilities  of the Audit  Committee  is to oversee the Fund's accounting and financial reporting policies and practices; its internal controls over financial  reporting,  and the internal controls of the Fund's  accounting, transfer agency and custody service  providers;  to oversee the Fund's financial reporting and the independent audit of the Fund's financial  statements;  and to oversee,  or, as appropriate,  assist the full Boards'  oversight of, the Fund's compliance  with legal and  regulatory  requirements  that  relate to the Fund's accounting and financial  reporting,  internal control over financial  reporting and  independent  audits;  to act as a liaison  between  the Fund's  independent auditors and the full Boards of  Directors.  The members of the Audit  Committee include:  Melvin C. Bahle,  John E. Hulse,  Sidney L. Jones,  Bruce C. Lueck and
Donald W. Phillips.

Information  pertaining  to the directors and officers of the Funds is set forth below. Except as noted, the business address of each officer and director is the same  as that  of the  Adviser  - 3300  IDS  Center,  80  South  Eighth  Street,
Minneapolis, Minnesota.

                                       28

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                                                                  FUNDS IN FUND  OTHER
NAME,                        POSITION        TERM OF OFFICE(1)                                    COMPLEX        DIRECTORSHIPS
ADDRESS AND                  HELD WITH THE   AND LENGTH OF TIME     PRINCIPAL OCCUPATIONS         OVERSEEN BY    HELD BY
AGE                          FUNDS           SERVED                 DURING PAST FIVE YEARS        DIRECTOR       DIRECTOR(4)
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:
----------------------------------------------------------------------------------------------------------------------------------
Eugene C. Sit (2)            Director and    Director since         Chairman, CEO and CIO of           13        Corning
Age: 67                      Chairman        inception.             Sit Investment Associates,                   Incorporated;
                                                                    Inc. (the "Adviser") and                     Smurfit - Stone
                                                                    Sit/Kim International                        Container
                                                                    Investment Associates, Inc.                  Corporation
                                                                    ("Sit/Kim"); Director of
                                                                    SIA Securities Corp. (the
                                                                    "Distributor"), and
                                                                    Chairman and CEO of Sit
                                                                    Investment Fixed Income
                                                                    Advisors, Inc. ("SF").
----------------------------------------------------------------------------------------------------------------------------------
William E. Frenzel (2)       Director        Director since 1991    Guest Scholar at The               13        None.
Age: 77                                      or the Fund's          Brookings Institution and
                                             inception if later.    member of several
                                                                    government policy
                                                                    committees, foundations and
                                                                    organizations; Advisory
                                                                    Director of the Adviser;
                                                                    Director of Sit/Kim and
                                                                    SF.
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
----------------------------------------------------------------------------------------------------------------------------------
Melvin C. Bahle              Director        Director since         Director and/or officer of         13        None.
Age: 86                                      10/05; Director        several foundations and
                                             Emeritus since 1995.   charitable organizations.
----------------------------------------------------------------------------------------------------------------------------------
John E. Hulse                Director        Director since 1995.   Trustee, Pacific Gas &             13        None.
Age: 72                                                             Electric Nuclear
                                                                    Decommissioning Master
                                                                    Trust.
----------------------------------------------------------------------------------------------------------------------------------
Sidney L. Jones              Director        Director from 1988     Lecturer, Washington Campus        13        None.
Age: 72                                      to 1989 and from       Consortium of 17
                                             1993 or the Fund's     Universities;
                                             inception if later.    Senior Advisor to Lawrence
                                                                    and Co., Toronto, Canada
                                                                    (investment management).
----------------------------------------------------------------------------------------------------------------------------------
Bruce C. Lueck               Director        Director since 2004    Consultant for Zephyr              13        None.
Age: 64                                                             Management, L.P.
                                                                    (investment management) and
                                                                    committee member of several
                                                                    investment funds and
                                                                    foundations.  President &
                                                                    Chief Investment Officer,
                                                                    Okabena Investment
                                                                    Services, Inc. from 1985 to
                                                                    2003; Board Member, Okabena
                                                                    Company from 1985 to 2003.
----------------------------------------------------------------------------------------------------------------------------------
Donald W. Phillips           Director        Director of the        CEO and CIO of WestLB Asset        13        None.
Age: 57                                      International Fund     Management (USA) LLC, 4/00
                                             since 1993, and        to present;
                                             since 1990 or the      President of Forstmann-Leff
                                             Fund's inception if    International, Inc. (an
                                             later for all other    investment adviser) from
                                             Funds.                 1997 to 4/00.
----------------------------------------------------------------------------------------------------------------------------------

                                       29

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                                                                  FUNDS IN FUND  OTHER
NAME,                        POSITION        TERM OF OFFICE(1)                                    COMPLEX        DIRECTORSHIPS
ADDRESS AND                  HELD WITH THE   AND LENGTH OF TIME     PRINCIPAL OCCUPATIONS         OVERSEEN BY    HELD BY
AGE                          FUNDS           SERVED                 DURING PAST FIVE YEARS        DIRECTOR       DIRECTOR(4)
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
----------------------------------------------------------------------------------------------------------------------------------
Kelly K. Boston              Assistant       Re-Elected by the      Staff Attorney of the              N/A             N/A
Age: 37                      Secretary &     Boards annually;       Adviser.
                             Assistant       Officer since 2000.
                             Treasurer
----------------------------------------------------------------------------------------------------------------------------------
Bryce A. Doty                Vice            Re-Elected by the      Vice President and Fixed           N/A             N/A
Age: 38                      President -     Boards annually;       Income Portfolio Manager of
                             Investments.    Officer since 1996.    SF.
                             Balanced
                             Fund only
----------------------------------------------------------------------------------------------------------------------------------
Kent L. Johnson              Vice            Re-Elected by the      Vice President - Equity            N/A             N/A
Age: 40                      President -     Boards annually;       Investments of the
                             Investments     Officer since 2003.    Adviser.
----------------------------------------------------------------------------------------------------------------------------------
Peter L. Mitchelson          President       Re-Elected by the      Director and President of          N/A             N/A
Age: 64                                      Boards annually;       the Adviser; Director and
                                             Officer since          Executive Vice President of
                                             inception.             Sit/Kim; Director of the
                                                                    Distributor; and Vice
                                                                    Chairman of SF.  Director
                                                                    of the Sit Funds through
                                                                    4/30/02.
----------------------------------------------------------------------------------------------------------------------------------
Michael J. Radmer            Secretary       Re-Elected by the      Partner of the Funds'              N/A             N/A
50 S. 6th Street                             Boards annually;       general counsel, Dorsey &
Minneapolis, MN 55401                        Officer since 1984.    Whitney, LLP
Age: 60
----------------------------------------------------------------------------------------------------------------------------------
Paul E. Rasmussen            Vice            Re-Elected by the      Vice President, Secretary,         N/A             N/A
Age: 44                      President and   Boards annually;       Controller and Chief
                             Treasurer       Officer since 1994.    Compliance Officer of the
                                                                    Adviser; Vice President,
                                                                    Secretary, and Chief
                                                                    Compliance Officer of
                                                                    Sit/Kim and SF; President &
                                                                    Treasurer of the
                                                                    Distributor.
----------------------------------------------------------------------------------------------------------------------------------
Carla J. Rose                Vice            Re-Elected by the      Vice President,                    N/A             N/A
Age: 39                      President,      Boards annually;       Administration & Deputy
                             Assistant       Officer since 2000.    Controller of the Adviser;
                             Secretary &                            Vice President,
                             Assistant                              Administration and
                             Treasurer                              Controller of Sit/Kim;
                                                                    Controller and Treasurer of
                                                                    SF.
----------------------------------------------------------------------------------------------------------------------------------
Robert W.  Sit (3)           Vice            Re-Elected by the      Vice President - Equity            N/A             N/A
Age: 36                      President -     Boards annually;       Investments of the
                             Investments     Officer since 1997.    Adviser.
----------------------------------------------------------------------------------------------------------------------------------
Roger J. Sit (3)             Executive       Re-Elected by the      Executive Vice President -         N/A             N/A
Age: 43                      Vice President  Boards annually;       Research and Investment
                                             Officer                since 1998. Management
                                                                    of the Adviser; Director,
                                                                    President, COO, and Deputy
                                                                    CIO of Sit/Kim.
----------------------------------------------------------------------------------------------------------------------------------
Ronald D. Sit (3)            Vice            Re-Elected by the      Vice President - Equity            N/A             N/A
Age: 46                      President -     Boards annually;       Investments of the
                             Investments     Officer since 1985.    Adviser.
----------------------------------------------------------------------------------------------------------------------------------
     1) Directors serve until their death, resignation, removal or the next shareholder meeting at which election of directors is an agenda item and a successor is duly elected and qualified.

                                       30

     2) Directors who are deemed to be "interested persons" of the Funds as that term is defined by the Investment Company Act of 1940. Mr. Sit is considered an "interested person" because he is an officer and shareholder of Sit Investment Associates, Inc., the Fund's investment adviser. Mr. Frenzel is deemed to be an interested person because he is an director and shareholder of the Fund's investment adviser.
     3) Roger Sit, Ronald Sit and Robert Sit are sons of Eugene C. Sit.
     4) Includes only directorships of companies required to report under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
The Funds'  investment  decisions  are made by a team of portfolio  managers and analysts who are jointly responsible for the day-to-day management of the Funds.
The portfolio  management team is led by Eugene C. Sit, Chief Investment Officer of the Adviser; Roger J. Sit, Executive Vice President - Research and Investment
Management of the Adviser, and Peter L. Mitchelson, President of the Adviser.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGEMENT TEAM, AS OF JUNE 30, 2005.
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       Total assets of
                                                                               Number of accounts        accounts with
                                               Number of                         with performance    performance based
Type of account                                 accounts       Total assets    based advisory fee         advisory fee
-----------------------------------------------------------------------------------------------------------------------
EUGENE C. SIT
-----------------------------------------------------------------------------------------------------------------------
   Registered investment companies                     8        526,466,409                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other pooled investment vehicles                   12        150,699,336                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other accounts                                     47      1,849,614,946                  None                    0
-----------------------------------------------------------------------------------------------------------------------
                                      Total           67      2,526,780,691                  None                    0
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
BRYCE A. DOTY
-----------------------------------------------------------------------------------------------------------------------
   Registered investment companies                     2        266,836,624                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other pooled investment vehicles                    4         35,670,187                     3           24,838,642
-----------------------------------------------------------------------------------------------------------------------
   Other accounts                                     71      1,782,160,199                     3          132,160,812
-----------------------------------------------------------------------------------------------------------------------
                                      Total           77      2,084,667,010                     6                    0
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                      Total of all accounts           83      2,241,666,464
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
KENT L. JOHNSON
-----------------------------------------------------------------------------------------------------------------------
   Registered investment companies                     3        394,497,082                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other pooled investment vehicles                    2         18,091,033                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other accounts                                     13        429,245,721                  None                    0
-----------------------------------------------------------------------------------------------------------------------
                                      Total           18        839,833,836                  None                    0
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
JANET K. KINZLER
-----------------------------------------------------------------------------------------------------------------------
   Registered investment companies                     1         29,161,492                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other pooled investment vehicles                    1          1,763,134                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other accounts                                      1         39,167,834                  None                    0
-----------------------------------------------------------------------------------------------------------------------
                                      Total            3         70,092,460                  None                    0
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
MATT T. LOUCKS
-----------------------------------------------------------------------------------------------------------------------
   Registered investment companies                     3        394,957,038                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other pooled investment vehicles                    2         18,091,033                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other accounts                                     13        427,245,721                  None                    0
-----------------------------------------------------------------------------------------------------------------------
                                      Total           18        840,293,792                  None                    0
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
PETER L. MITCHELSON
-----------------------------------------------------------------------------------------------------------------------
   Registered investment companies                     2         77,771,025                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other pooled investment vehicles                    1          2,262,118                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other accounts                                     24      1,128,103,148                  None                    0
-----------------------------------------------------------------------------------------------------------------------
                                      Total           27      1,351,132,073                  None                    0
-----------------------------------------------------------------------------------------------------------------------

                                       31

(TABLE CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                       Total assets of
                                                                               Number of accounts        accounts with
                                               Number of                         with performance    performance based
Type of account                                 accounts       Total assets    based advisory fee         advisory fee
-----------------------------------------------------------------------------------------------------------------------
TASHA M. MURDOFF
-----------------------------------------------------------------------------------------------------------------------
   Registered investment companies                     1         29,161,492                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other pooled investment vehicles                    1          1,763,134                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other accounts                                      1         39,167,834                  None                    0
-----------------------------------------------------------------------------------------------------------------------
                                      Total            3         70,092,460                  None                    0
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
MARK A. PEPPER
-----------------------------------------------------------------------------------------------------------------------
   Registered investment companies                     1         14,574,036                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other pooled investment vehicles                    0                  0                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other accounts                                      0                  0                  None                    0
-----------------------------------------------------------------------------------------------------------------------
                                      Total            1         14,574,036                  None                    0
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RAYMOND E. SIT
-----------------------------------------------------------------------------------------------------------------------
   Registered investment companies                     1         10,462,774                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other pooled investment vehicles                    3         20,309,220                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other accounts                                      1          3,665,010                  None                    0
-----------------------------------------------------------------------------------------------------------------------
                                      Total            5         34,437,004                  None                    0
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
ROBERT W. SIT
-----------------------------------------------------------------------------------------------------------------------
   Registered investment companies                     3        394,957,038                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other pooled investment vehicles                    2         18,901,033                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other accounts                                     13        427,245,721                  None                    0
-----------------------------------------------------------------------------------------------------------------------
                                      Total           18        840,293,792                  None                    0
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
ROGER J. SIT
-----------------------------------------------------------------------------------------------------------------------
   Registered investment companies                     4        123,372,837                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other pooled investment vehicles                   10        132,608,303                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other accounts                                     31      1,395,362,012                  None                    0
-----------------------------------------------------------------------------------------------------------------------
                                      Total           45      1,651,343,152                  None                    0
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RONALD D. SIT
-----------------------------------------------------------------------------------------------------------------------
   Registered investment companies                     1        69,,634,491                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other pooled investment vehicles                    1          2,262,118                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other accounts                                     24      1,128,103,148                  None                    0
-----------------------------------------------------------------------------------------------------------------------
                                      Total           26      1,199,999,757                  None                    0
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
MICHAEL J. STELLMACHER
-----------------------------------------------------------------------------------------------------------------------
   Registered investment companies                     2        194,797,399                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other pooled investment vehicles                    2         18,091,033                  None                    0
-----------------------------------------------------------------------------------------------------------------------
   Other accounts                                     10       343,056,5518                  None                    0
-----------------------------------------------------------------------------------------------------------------------
                                      Total           14        555,944,950                  None                    0
-----------------------------------------------------------------------------------------------------------------------

The Adviser and its affiliates provide investment  management and other services to  clients  who  may  or may  not  have  investment  policies,  objectives  and investments  similar to those of the Fund.  Sit may give advice and take actions on behalf of such clients  which  differ from advice  given or actions  taken in respect to the Fund. The Adviser and its affiliates do not manage  accounts that have investment strategies that materially conflict with the investment strategy of the Funds.

                                       32

COMPENSATION  OF  INVESTMENT  PROFESSIONALS.  The  Funds do not pay any  salary, bonus,  deferred  compensation,  pension  or  retirement  plan on  behalf of the portfolio managers or any other employees of the Adviser. The portfolio managers of the Funds receive  compensation  from the Adviser.  The  compensation  of the portfolio  managers and analysts is comprised of a base salary, an annual bonus, and periodic  deferred  compensation  bonuses  which may include  phantom  stock plans.  Portfolio  managers and analysts also  participate in the profit sharing
401(k) plan of the Adviser.  Competitive pay in the marketplace is considered in determining total compensation.  The bonus awards are based on the attainment of personal  and  company  goals  which  are  comprised  of a  number  of  factors, including: the composite investment performance of the Adviser's accounts, which may  include  one or more of the Funds,  relative  to the  investment  accounts'
benchmark  index;  marketing  results;  profitability  of the  Adviser;  and the quality of  investment  research  efforts.  Contributions  made to the Adviser's profit  sharing  401(k)  plan are  subject to the  limitations  of the  Internal
Revenue Code and Regulations.

FUND SHARES OWNED BY PORTFOLIO  MANAGEMENT  TEAM. The table below  indicates the dollar  range  of Fund  ownership  in each of the  Funds by each  member  of the portfolio management team, as of June 30, 2005.

-----------------------------------------------------------------------------------------------------------------------------------------
                                                                                INTERNATIONAL  SMALL CAP     SCIENCE AND     DEVELOPING
NAME OF                   BALANCED     DIVIDEND     LARGE CAP      MID CAP         GROWTH        GROWTH       TECHNOLOGY      MARKETS
PORTFOLIO MANAGER           FUND      GROWTH FUND  GROWTH FUND   GROWTH FUND        FUND          FUND       GROWTH FUND    GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------------
                          $100,001 -   $100,001 -      Over          Over          Over           Over        $500,001-      $100,001 -
EUGENE C. SIT              $500,000     $500,000    $1,000,000    $1,000,000    $1,000,000     $1,000,000     $1,000,000      $500,000
-----------------------------------------------------------------------------------------------------------------------------------------
                           $10,001     $50,001 -    $50,001 -      $10,001                      $10,001          $1 -
BRYCE A. DOTY             -$50,000     $100,000      $100,000      -$50,000        None         -$50,000       $10,000          None
-----------------------------------------------------------------------------------------------------------------------------------------
                                       $50,001 -       $1 -        $10,001        $10,001       $10,001                       $10,001
KENT L. JOHNSON             None       $100,000      $10,000       -$50,000      -$50,000       -$50,000         None         -$50,000
-----------------------------------------------------------------------------------------------------------------------------------------
                                         $1 -          $1 -          $1 -         $10,001         $1 -                          $1 -
JANET K. KINZLER            None        $10,000      $10,000       $10,000       -$50,000       $10,000          None         $10,000
-----------------------------------------------------------------------------------------------------------------------------------------

MATTHEW T. LOUCKS           None         None          None          None          None           None           None           None
-----------------------------------------------------------------------------------------------------------------------------------------
                                       $100,001 -   $100,001 -    $500,001-     $100,001 -     $500,001-
PETER L. MITCHELSON         None        $500,000     $500,000     $1,000,000     $500,000      $1,000,000        None           None
-----------------------------------------------------------------------------------------------------------------------------------------
                                         $1 -        $10,001       $10,001        $10,001       $10,001          $1 -           $1 -
TASHA M. MURDOFF            None        $10,000      -$50,000      -$50,000      -$50,000       -$50,000       $10,000        $10,000
-----------------------------------------------------------------------------------------------------------------------------------------
                            $1 -                       $1 -          $1 -                         $1 -
MARK A. PEPPER             $10,000       None        $10,000       $10,000         None         $10,000          None           None
-----------------------------------------------------------------------------------------------------------------------------------------
                                         $1 -        $10,001         Over         $10,001         Over         $10,001        $10,001
RAYMOND W. SIT              None        $10,000      -$50,000     $1,000,000     -$50,000      $1,000,000      -$50,000       -$50,000
-----------------------------------------------------------------------------------------------------------------------------------------
                           $10,001                  $100,001 -    $50,001 -     $100,001 -     $500,001-      $50,001 -       $10,001
ROBERT W. SIT             -$50,000       None        $500,000      $100,000      $500,000      $1,000,000      $100,000       -$50,000
-----------------------------------------------------------------------------------------------------------------------------------------
                           $10,001       $1 -       $100,001 -    $100,001 -    $100,001 -     $500,001-       $10,001          $1 -
ROGER J. SIT              -$50,000      $10,000      $500,000      $500,000      $500,000      $1,000,000      -$50,000       $10,000
-----------------------------------------------------------------------------------------------------------------------------------------
                                       $50,001 -    $100,001 -    $100,001 -    $100,001 -     $50,001 -      $50,001 -      $100,001 -
RONALD D. SIT               None       $100,000      $500,000      $500,000      $500,000       $100,000       $100,000       $500,000
-----------------------------------------------------------------------------------------------------------------------------------------
                                        $10,001        $1 -        $10,001         $1 -         $10,001                         $1 -
MICHAEL J. STELLMACHER      None       -$50,000      $10,000       -$50,000       $10,000       -$50,000         None         $10,000
-----------------------------------------------------------------------------------------------------------------------------------------

FUND SHARES OWNED BY DIRECTORS
--------------------------------------------------------------------------------
The table below  indicates the dollar range of each Board member's  ownership of
Fund shares and shares of other funds in the Sit Family of Funds for which he is a Board member, in each case as of December 31, 2004.

------------------------------------------------------------------------------------------------------------------------------
                               EUGENE C.     MELVIN C.      WILLIAM E.    JOHN E.      SIDNEY L.     BRUCE C.     DONALD W.
                                SIT (1)        BAHLE       FRENZEL (1)      HULSE        JONES         LUECK       PHILLIPS
------------------------------------------------------------------------------------------------------------------------------
BALANCED                          Over
FUND                            $100,000        None           None          None         None         None          None
------------------------------------------------------------------------------------------------------------------------------
DIVIDEND                          Over          Over        $10,001 -                     $1 -       $10,001 -
GROWTH FUND                     $100,000      $100,000       $50,000         None       $10,000       $50,000        None
------------------------------------------------------------------------------------------------------------------------------
LARGE CAP                         Over          Over           Over       Over         $50,001 -
GROWTH FUND                     $100,000      $100,000       $100,000      $100,000     $100,000       None          None
------------------------------------------------------------------------------------------------------------------------------

                                       33

(TABLE CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                               EUGENE C.     MELVIN C.      WILLIAM E.     JOHN E.      SIDNEY L.     BRUCE C.     DONALD W.
                                SIT (1)        BAHLE       FRENZEL (1)      HULSE        JONES         LUECK       PHILLIPS
------------------------------------------------------------------------------------------------------------------------------
MID CAP                           Over          Over           Over         Over       $50,001 -     $50,001 -       $1 -
GROWTH FUND                     $100,000      $100,000       $100,000     $100,000      $100,000      $100,000      $10,000
------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL                     Over       $50,001 -         Over         Over                                 $10,001 -
GROWTH FUND                     $100,000      $100,000       $100,000     $100,000       None         None        $50,000
------------------------------------------------------------------------------------------------------------------------------
SMALL CAP                         Over          Over           Over         Over       $50,001 -     $10,001 -       $1 -
GROWTH FUND                     $100,000      $100,000       $100,000     $100,000     $100,000      $50,000      $10,000
------------------------------------------------------------------------------------------------------------------------------
SCIENCE AND TECHNOLOGY            Over       $50,001 -         Over         Over                    $10,001 -
GROWTH FUND                     $100,000      $100,000       $100,000     $100,000       None        $50,000        None
------------------------------------------------------------------------------------------------------------------------------
DEVELOPING MARKETS                Over       $10,001 -      $10,001 -
GROWTH FUND                     $100,000      $50,000        $50,000         None        None         None          None
------------------------------------------------------------------------------------------------------------------------------
AGGREGATE DOLLAR RANGE OF
EQUITY SECURITIES IN THE 13       Over        Over             Over          Over         Over         Over          Over
SIT MUTUAL FUNDS (2)            $100,000    $100,000         $100,000      $100,000     $100,000     $100,000      $100,000
------------------------------------------------------------------------------------------------------------------------------
1)     Directors who are deemed to be "interested persons" of the Funds as that term is defined by the Investment Company Act of 1940. Mr. Sit is considered an "interested person" because he is an officer of Sit
       Investment Associates, Inc., the Fund's investment adviser. Mr. Frenzel is deemed to be an interested person because he is a director and shareholder of the Fund's investment adviser.
2)     The Sit Mutual Funds consist of 13 no-load mutual funds; the eight Stock
       Funds described in this Statement of Additional Information and five Bond
       Funds described in a separate Prospectus and Statement of Additional
       Information.

The table below  indicates the amount of securities  owned  beneficially,  or of record, by each independent Director, and their immediate family members, in (i)
an  investment  advisor or principal  underwriter  of the Fund and (ii) a person
(other than a registered investment company) directly or indirectly controlling, controlled by, or under common  control with an investment  advisor or principal underwriter of the Funds. Information provided is as of December 31, 2004.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                          TITLE
                               NAME OF OWNERS AND                                          OF        VALUE OF      PERCENT OF
NAME OF DIRECTOR            RELATIONSHIPS TO DIRECTOR                COMPANY              CLASS     SECURITIES       CLASS
--------------------------------------------------------------------------------------------------------------------------------
Melvin C. Bahle                         ---                            ---                  ---         ---            ---
--------------------------------------------------------------------------------------------------------------------------------
John E. Hulse                           ---                            ---                  ---         ---            ---
--------------------------------------------------------------------------------------------------------------------------------
Sidney L. Jones                         ---                            ---                  ---         ---            ---
--------------------------------------------------------------------------------------------------------------------------------
Bruce C. Lueck              Bruce C. Lueck                Sit Capital Fund, L.P. (1)      L.P.(2)     $176,665         0.4%
--------------------------------------------------------------------------------------------------------------------------------
Donald W. Phillips          Phillips Financial, L.P.      Sit Capital Fund II, L.P. (1)   L.P.(2)     $891,067         4.1%
--------------------------------------------------------------------------------------------------------------------------------
1) Sit Investment Associates, Inc. is the general partner and a limited partner.
2) Limited partner interest.

COMPENSATION OF DIRECTORS
--------------------------------------------------------------------------------
The  following  table sets forth the  aggregate  compensation  received  by each
Director  from each Fund and from all  fourteen of the Sit Mutual  Funds for the fiscal year ended June 30, 2005.  Pursuant to each Fund's investment  management agreement with the Adviser, the Adviser is obligated to pay the Funds' expenses, including fees paid to the Directors. (See discussion under "Investment Adviser"
below.)  The  Directors  who are not paid  employees  or  officers  of the Funds receive an annual retainer of $25,000. In addition, the Directors receive $2,500 for  attendance  at Board of Directors  meetings,  and $1,000 for  attendance at
Audit Committee  meetings.  Audit Committee  meetings are held two times a year, following  the February and October  Board  meetings.  Mr. Hulse is Chair of the
Audit  Committee  and Mr.  Bahle,  Mr.  Jones,  Mr.  Lueck and Mr.  Phillips are
committee members. These amounts are evenly allocated among the Funds and listed in the following  table.  Directors are also reimbursed for their  out-of-pocket expenses  incurred while  traveling to attend Board and Committee  meetings,  on
Fund business,  and to attend mutual fund industry conferences or seminars.  Mr.
Eugene  C. Sit is an  officer  of the  Adviser  and its  affiliates  and did not receive any such compensation and is not included in the table.

                                       34

    ---------------------------------------------------------------------------------------------------------
                                                             PENSION OR         ESTIMATED
                                       AGGREGATE             RETIREMENT          ANNUAL            TOTAL
                                     COMPENSATION         BENEFITS ACCRUED       BENEFITS      COMPENSATION
                                      FROM EACH           AS PART OF FUND          UPON          FROM FUND
    NAME OF DIRECTOR                     FUND                 EXPENSES          RETIREMENT        COMPLEX
    ---------------------------------------------------------------------------------------------------------
    Melvin C. Bahle                     $2,692                  None               None          $35,000
    ---------------------------------------------------------------------------------------------------------
    John E. Hulse                        2,846                  None               None           37,000
    ---------------------------------------------------------------------------------------------------------
    Sidney L. Jones                      2,846                  None               None           37,000
    ---------------------------------------------------------------------------------------------------------
    Bruce C. Lueck                       2,846                  None               None           37,000
    ---------------------------------------------------------------------------------------------------------
    Donald W. Phillips                   2,654                  None               None           34,500
    ---------------------------------------------------------------------------------------------------------
    William E. Frenzel                   2,692                  None               None           35,000
    ---------------------------------------------------------------------------------------------------------

CODE OF ETHICS
--------------------------------------------------------------------------------
The Funds and their investment adviser and principal  underwriter have adopted a code of ethics  under rule 17j-1 of the  Investment  Company  Act which  permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the Funds.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Adviser (or an affiliate) has served as the investment adviser for each Fund since the inception of each Fund.

TERMS COMMON TO ALL FUNDS' INVESTMENT MANAGEMENT AGREEMENTS
--------------------------------------------------------------------------------
Each Fund's  Investment  Management  Agreement  provides  that the Adviser  will manage the investment of the Fund's assets, subject to the applicable provisions of the  Fund's  articles  of  incorporation,  bylaws  and  current  registration statement (including, but not limited to, the investment objective, policies and restrictions  delineated  in the Fund's  current  prospectus  and  Statement  of
Additional Information), as interpreted from time to time by the Fund's Board of
Directors.  Under  each  Agreement,  the  Adviser  has the  sole  and  exclusive responsibility  for the  management of the Fund's  investment  portfolio and for making and  executing  all  investment  decisions  for the Fund.  The Adviser is obligated  under  each  Agreement  to report to the  Fund's  Board of  Directors regularly  at such  times and in such  detail as the Board may from time to time determine  appropriate,  in order to permit the Board to determine the adherence of the Adviser to the Fund's investment  policies.  Each Agreement also provides that the  Adviser  shall  not be  liable  for any loss  suffered  by the Fund in connection  with the  matters  to which the  Agreement  relates,  except  losses resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties or by reason of its reckless disregard of its obligations and duties under the Agreement.

Each Agreement provides that the Adviser shall, at its own expense,  furnish all
office   facilities,   equipment  and  personnel   necessary  to  discharge  its
responsibilities  and  duties  under the  Agreement  and that the  Adviser  will arrange,  if requested by the Fund,  for officers or employees of the Adviser to serve without compensation from the Fund as directors,  officers or employees of the Fund if duly elected to such positions by the  shareholders  or directors of the Fund.

Each Agreement  provides that the Adviser will bear all of the Fund's  expenses, except for  extraordinary  expenses (as  designated  by a majority of the Fund's disinterested directors),  interest, brokerage commissions and other transaction charges relating to the investing activities of the Fund.

Each Investment  Management  Agreement  provides that it will continue in effect from year to year only as long as such  continuance is specifically  approved at least annually by the applicable  Fund's Board of Directors or shareholders  and by a majority of the Board of  Directors  who are not  "interested  persons" (as defined  in the  1940  Act)  of the  Adviser  or the  Fund.  Each  Agreement  is
terminable  upon 60 days'  written  notice by the  Adviser  or the Fund and will terminate automatically in the event of its "assignment" (as defined in the 1940
Act).

COMPENSATION AND ALLOCATION OF EXPENSES
--------------------------------------------------------------------------------
Under each of the Fund's Investment Management Agreement,  the Fund is obligated to pay the Adviser a flat monthly fee,  which is equal on an annual basis to the following percentages of the average daily net assets of the Funds:

                                       35

     Sit Balanced Fund                                   1.00%
     Sit Dividend Growth Fund                            1.00%
     Sit Large Cap Growth Fund, Inc.                     1.00%
     Sit Mid Cap Growth Fund, Inc.                       1.25%(1)
     Sit International Growth Fund                       1.85%(2)
     Sit Small Cap Growth Fund                           1.50%
     Sit Science and Technology Growth Fund              1.50%(3)
     Sit Developing Markets Growth Fund                  2.00%
     (1)  For the period November 1, 1996 through December 31, 2000, the Adviser voluntarily agreed to limit the management fee (and thereby, all Fund expenses, except those not payable by the Adviser as set forth above)
          of the Mid Cap Growth Fund to 1.00% of the Fund's average daily net assets. From January 1, 2001, through December 31, 2006, the Adviser has voluntarily agreed to limit the management fee (and thereby, all
          Fund expenses, except those not payable by the Adviser as set forth above) of the Mid Cap Growth Fund to 1.15% of the Fund's average daily net assets. After December 31, 2006, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.
     (2)  For the period January 1, 1994 through December 31, 2006, the Adviser has voluntary agreed to limit the management fee (and thereby, all
          Fund expenses, except those not payable by the Adviser as set forth above) of the International Growth Fund to 1.50% per year of the
          Fund's average daily net assets. After December 31, 2006, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.
     (3)  For the period December 31, 1997 (date of inception) through December
          31, 2000, the Adviser voluntarily agreed to limit the management fee
          (and thereby, all Fund expenses, except those not payable by the
          Adviser as set forth above) to 1.25% of the Science and Technology
          Growth Fund's average daily net assets. From January 1, 2001, through
          December 31, 2006, the Adviser has voluntarily agreed to limit the management fee (and thereby, all Fund expenses, except those not payable by the Adviser as set forth above) to 1.35% of the Science and
          Technology Growth Fund's average daily net assets. After December 31,
          2006, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

Set forth below are the  investment  management  fees and other expenses paid by each of the Large Cap Growth Fund,  Mid Cap Growth Fund,  Small Cap Growth Fund,
Balanced  Fund,  Dividend  Growth,  International  Growth Fund,  and  Developing
Markets Growth Fund during the fiscal years ended June 30, 2005, 2004, and 2003.
Fees and expenses of the Funds waived or paid by the Adviser  during such fiscal years are also set forth below.

                                                                                                                     Developing
                           Large Cap     Mid Cap   Small Cap                Dividend    Science and  International      Markets
                              Growth      Growth      Growth    Balanced      Growth     Technology         Growth       Growth
                                Fund        Fund        Fund        Fund    Fund (1)    Growth Fund           Fund         Fund
                                ----        ----        ----        ----    --------    -----------           ----         ----
2005
----
  Investment Advisory Fees   624,057   2,440,857   2,677,362     120,216      94,298        239,494        593,769      175,433
  Fees Waived                      0   (195,269)           0           0           0       (23,949)      (112,335)            0
                             -------   ---------   ---------     -------      ------        -------        -------      -------
  Net Fund Expenses          624,057   2,245,588   2,677,362     120,216      94,298        215,545        481,434      175,433
2004
----
  Investment Advisory Fees   619,904   2,374,046   3,144,929     158,200      26,384        266,261        892,289      184,656
  Fees Waived                      0   (189,924)           0           0           0       (26,626)      (168,811)            0
                             -------   ---------   ---------     -------      ------        -------        -------      -------
  Net Fund Expenses          619,904   2,184,122   3,144,929     158,200      26,384        239,635        723,478      184,656
2003
----
  Investment Advisory Fees   565,330   1,935,217   2,362,299     158,894         ---        190,028        962,154      178,798
  Fees Waived                      0   (154,818)           0           0         ---       (19,003)      (182,029)            0
                             -------   ---------   ---------     -------      ------        -------        -------      -------
  Net Fund Expenses          565,330   1,780,399   2,362,299     158,894         ---        171,025        780,125      178,798
(1) Sit Dividend Growth Fund's inception date was December 31, 2003.

THE SUB-ADVISER - INTERNATIONAL GROWTH FUND AND DEVELOPING MARKETS GROWTH FUND
--------------------------------------------------------------------------------
The International  Growth Fund's and Developing Markets Growth Fund's Investment
Management  Agreements  authorize  the  Adviser,  at its  option and at its sole expense, to appoint a sub-adviser, which may assume all or such responsibilities and obligations of the Adviser pursuant to the Investment  Management  Agreement
as  shall  be  delegated  to  the  sub-adviser;   provided,  however,  that  any
discretionary  investment  decisions made by the sub-adviser shall be subject to approval or  ratification  by the Adviser,  and any appointment of a sub-adviser and  assumption  of  responsibilities  and  obligations  of the  Adviser by such sub-adviser  shall be  subject to  approval  by the Board of  Directors,  and as required by law the shareholders,  of the Company; and provided,  further,  that the  appointment  of any  sub-adviser  shall  in no way  limit or  diminish  the

                                       36

Adviser's  obligations  and  responsibilities  under the  Investment  Management
Agreement.  Pursuant to this authority,  the Sub-Adviser serves as International
Growth Fund's and Developing Markets Growth Fund's Sub-Adviser.

The current  Sub-Advisory  Agreement  provides  that the  Sub-Adviser  agrees to manage the  investment of  International  Growth Fund's and  Developing  Markets
Growth  Fund's  assets,  subject  to the  applicable  provisions  of the  Funds'
articles of incorporation, bylaws and current registration statement (including, but  not  limited  to,  the  investment  objective,  policies  and  restrictions delineated  in  the  Funds'  current  prospectus  and  Statement  of  Additional
Information), as interpreted from time to time by the Fund's Board of Directors.
The Agreement also provides that any discretionary  investment decisions made by the Sub-Adviser are subject to the Adviser's review, approval or ratification at the Adviser's discretion.

For its services  under the  Sub-Advisory  Agreement,  absent any  voluntary fee waivers,  the Adviser has agreed to pay the  Sub-Adviser  a monthly fee equal to the percentages set forth below of the value of the International  Growth Fund's and Developing Markets Growth Fund's average daily net assets:

                                                     International    Developing Markets
                                                      Growth Fund         Growth Fund
                                                      -----------         -----------
   First $100 million of average daily net assets        .75%              .75%
   Next $100 million of average daily net assets         .50%              .60%
   Assets in excess of $200 million                      .40%              .50%

Pursuant to the Investment Management Agreement the Adviser paid the Sub-Adviser fees of  $334,889,  $313,397  and  $208,572  for the fiscal years ended June 30,
2003, 2004 and 2005 respectively, with respect to services provided on behalf of the International Growth Fund; and fees of $66,464,  $69,277 and $65,853 for the fiscal years ended June 30, 2003,  2004 and 2005  respectively,  with respect to services provided on behalf of the Developing Markets Growth Fund.

The Sub-Advisory Agreement continues in effect from year to year with respect to a Fund  only as long as such  continuance  is  specifically  approved  at  least annually by (i) the Board of Directors of Sit Mutual Funds,  Inc., the issuer of the International  Growth Fund and Developing Markets Growth Fund or by the vote of a majority of the outstanding voting shares of the Fund, and (ii) by the vote of a majority of the directors of Sit Mutual Funds,  Inc. who are not parties to the  Agreement  or  interested  persons of the  Adviser,  the  Sub-Adviser,  the
International  Growth Fund or the Developing  Markets Growth Fund. The Agreement
may be terminated at any time, without the payment of any penalty,  by the Board of  Directors  of Sit Mutual  Funds,  Inc.,  or by the vote of a majority of the outstanding  voting  shares of the Fund, or by the  Sub-Adviser  or the Adviser, upon 30 days'  written  notice to the other party.  Additionally,  the Agreement automatically terminates in the event of its assignment.

RE-APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS AND SUB-ADVISORY AGREEMENTS
--------------------------------------------------------------------------------
At their joint  meeting  held on October 17, 2005 the Boards of Directors of the
Sit Mutual  Funds  unanimously  approved the  continuation  for another one year period the  investment  management  agreements  entered  into by and between Sit
Investment  Associates,  Inc.  ("SIA") and Sit Mid Cap Growth Fund,  Inc.  dated
November 1, 1996;  Sit Large Cap Growth Fund,  Inc.  dated November 1, 1996; Sit
Mutual  Funds Inc.,  dated  November 1, 1992;  Sit Mutual  Funds II, Inc.  dated
November 1, 1992; Sit U.S.  Government  Securities  Fund, Inc. dated November 1,
1992;  Sit Money Market Fund,  Inc. dated November 1, 1992; and Sit Mutual Funds
Trust dated December 15, 2003 (the "Advisory  Agreements");  and with respect to the Sit  International  Growth Fund and the Sit Developing  Markets Growth Fund,
also  unanimously  approved  the  continuation  for  another one year period the
sub-advisory   agreements   entered   into  by  and   between  SIA  and  Sit/Kim
International  Investment Associates,  Inc. ("Sit/Kim") dated March 31, 1992 and
March 31, 1994 (the "Sub-Advisory  Agreements, " and the Advisory Agreements and
Sub-Advisory Agreements jointly referred to as the "Agreements").

The Boards approved the Agreements after a lengthy  discussion and consideration of  various  factors  relating  to  both  the  Boards'  selection  of SIA as the investment  adviser and Sit/Kim as the sub-adviser,  and the Boards' approval of the fees to be paid under the Agreements. Reference to SIA includes Sit/Kim with respect to the Sit  International  Growth  Fund and the Sit  Developing  Markets
Growth Fund.

INVESTMENT  ADVISER  CRITERIA.  The Directors began their analysis by discussing their  criteria  for  determining  the  quality of an  investment  adviser.  The
Directors'  noted that their  analysis is similar to that used by  institutional investors  in  evaluating  and  selecting  investment  advisers.  The  Directors discussed several factors used to determine the overall quality of an investment adviser, including the following:

                                       37

INVESTMENT  PHILOSOPHY AND PROCESS. The Directors considered SIA's philosophy of
managing   assets.   With   respect  to  equity   securities,   SIA   identifies
growth-oriented  securities  issued by companies with the potential for earnings growth at a faster rate than the general economy and market index.  With respect to fixed income securities,  SIA stresses the consistent  attainment of superior risk-adjusted  returns using a conservative  investment management approach that identifies pricing anomalies in the market and management of portfolio duration.

Regarding  equity  securities,  SIA believes that earnings growth is the primary determinant of superior long-term returns for equity securities,  and invests in companies  it believes  exhibit  above market and  consistent  growth as well as conservative and cyclical growth  companies.  SIA's actively managed  portfolios not only  concentrate on the best growth  opportunities  but do so at reasonable valuation  levels.  The Directors  determined  that the Stock Funds'  investment objectives are consistent with SIA's investment philosophy and growth style. The
Directors  reviewed the Stock Funds' portfolio  characteristics,  and noted that
SIA has consistently managed the Stock Funds in a growth style and the Directors found no indication  of style drift away from growth stocks over market  cycles.
The Directors  noted that during the past three years during which growth stocks have  under-performed  relative to value stocks, many funds with a stated growth style  objective  have  actually  strayed  from the growth  style and invested a portion of their portfolios in value stocks.  This has been especially true with funds investing in international  equity  securities.  In these  instances,  the
Stock  Funds may at times not rank  favorably  in  comparisons  with other funds
investing  in  value  stocks  because  the  Stock  Funds  were   disciplined  in
maintaining their growth style.

With respect to fixed income  securities,  SIA seeks investment grade securities with a  special  emphasis  on  interest  income  and  significant  stability  of principal  value.  SIA's style seeks to avoid  excessive  return  volatility and generate consistent results over an economic cycle. The Directors noted that the
Bond Funds' objectives are to seek high current income.  The Directors  reviewed the Bond Funds' characteristics, and noted that SIA has consistently managed the
Bond  Funds in this  style.  The  Directors  noted  that  since  the Bond  Funds emphasize income,  they may at times not rank highly in total return comparisons with other funds during certain periods.

The Directors  discussed SIA's consistent and well-defined  investment  process.
With  respect to equity  securities,  SIA  utilizes a team  based  top-down  and bottom-up  investment  decision  making  process.  With  respect to fixed income securities, the portfolio managers are responsible for implementing the strategy set forth in the Chief Fixed  Income  Officer's  duration  targets and the Chief
Investment Officer's interest rate projections.

INVESTMENT PROFESSIONALS.  The Directors discussed the experience, knowledge and organizational stability of SIA and its investment professionals.  The Directors noted that SIA's senior  founding  professionals  are  actively  involved in the investment  process and have led the  organization  since its  inception in 1981 which has provided not only organizational stability, but a consistent portfolio management style. The senior professionals of SIA are among the most experienced professionals in the industry.

The Directors discussed the depth of SIA's investment staff. The Directors noted
that SIA has over 30 investment  professionals.  Given the  investment  products offered by SIA and the assets under  management,  the Directors  determined that
SIA's  investment  staff is well  positioned  to meet the  current  needs of its clients, including the Funds, and to accommodate growth in the number of clients and assets under  management for the near future.  The Directors  concluded that the depth of the  investment  staff,  and in particular  senior  management  and investment  analysts,  is actually  greater than the Funds currently  require at their present asset size. The Directors noted that SIA has the resources of a $6 billion investment firm working for the benefit of the Fund shareholders.

INVESTMENT  PERFORMANCE.   The  Directors  reviewed  and  discussed  the  Funds'
investment  performance on an absolute and comparable  basis for various periods as discussed below.  The Directors noted that the investment  performance of the
Funds has generally been  competitive  with indices and other funds with similar investment  styles as the Funds,  such as equity  growth  funds and fixed income funds seeking to maximize income.

CORPORATE  CULTURE.  The Directors  discussed SIA's corporate  values to operate under the highest ethical and professional  standards.  SIA's culture is set and practiced by senior management who insist that all professionals exhibit honesty and integrity.  The Board noted that the firm's values are evident in all of the services provided to the Funds.

                                       38

REVIEW OF SPECIFIC FACTORS.  The Directors continued their analysis by reviewing specific  information on SIA and the Funds and specific terms of the Agreements, including the following.

INVESTMENT  PERFORMANCE.  The Directors reviewed investment  performance of each
Fund  for 1 month,  3  months,  6  months,  year-to-date,  1 year,  5 years  (as applicable),  10 years (as applicable) and since inception,  both on an absolute basis and on a  comparative  basis to indices and mutual  funds  within the same investment  categories.  As  noted  above,  the  Directors  concluded  that  the investment  performance  of the Funds has been  competitive in relation to their stated  objectives and strategies on a comparable  basis with funds with similar objectives and strategies.

FEES AND EXPENSES.  The Directors noted that the Funds pay SIA a monthly fee and
SIA is responsible  for all of the Funds' expenses  except  interest,  brokerage commissions  and transaction  charges and certain  extraordinary  expenses.  The
Directors  reviewed  fees paid in prior  years and the fees to be paid under the
Agreements,  both  before  and  after the  voluntary  waiver of fees by SIA with respect  to the Mid Cap  Growth  Fund,  International  Growth  Fund,  Science  &
Technology  Fund,  Tax-Free Income Fund,  U.S.  Government Fund and Money Market
Fund.  The Directors  reviewed the average and median  expense  ratios of mutual funds within the same  investment  category for each Fund.  The Directors  noted
that each Fund's total  expense  ratio  compares  favorably to the total expense ratios of other no-load funds within the Fund's  Morningstar  category,  and are lower than the average total expense  ratio for the full  Morningstar  category.
The  Directors  concluded  that the fees paid by the Funds  are  reasonable  and appropriate.

The  Directors  reviewed  the  extent  to which  the fees to be paid  under  the
Agreements  by each Fund may be affected  by an  increase in the Fund's  assets, which  included  reviewing  each Fund's  current and  historical  assets and the likelihood and magnitude of future increases in the Fund's assets.  It was noted
that the Tax-Free Income Fund, U.S.  Government Fund, and Money Market Fund have tiered investment fee schedules after SIA's voluntary fee waiver.  The Directors agreed that it is appropriate that the Funds benefit from improved  economies of scale as the Funds' assets increase. However, the Directors concluded that given the limited size of the Funds,  negotiating  a graduated  fee structure for each
Fund is  unnecessary  since  it is  unlikely  that the  size of the  Funds  will increase enough to justify a graduated fee schedule within the near future.

The Directors  reviewed the expenses  paid by SIA relating to the  operations of the Funds,  and SIA's income with respect to the management of the Funds for the past two calendar  years.  The Directors  concluded  that the expenses paid were appropriate.

The Directors  reviewed  SIA's  investment  advisory fee schedule for investment management  services  provided to other  clients.  The  Directors  compared  the services provided to the Funds and other clients of SIA, and recognized that the
Funds' expenses are borne by SIA. The Directors  concluded that the fees paid by the Funds in relation to the fees paid by other SIA clients were appropriate and reasonable.  The Directors  also concluded that SIA's profit margin with respect to the management of the Funds was appropriate.

The  Directors  discussed  the extent to which SIA  receives  benefits  from the relationship  with the Funds such as soft dollar  arrangements  by which brokers provide  research  services  to SIA as a result of  brokerage  generated  by the
Funds.  The Board concluded that any benefits SIA receives from its relationship with the Funds are well within industry norms and are reflected in the amount of the fees paid by the Funds to SIA and are appropriate and reasonable.

NON-ADVISORY  SERVICES.  The Directors  considered  the quality of  non-advisory services  which SIA  provides  to the Funds  (and  their  shareholders)  and the quality and depth of SIA's  non-investment  personnel who provide such services.
Directors concluded that the level of such services and the quality and depth of such personnel are consistent with industry standards.

Finally,  the  Directors  considered  the  compliance  staff and the  regulatory history  of SIA and the  Funds,  and  concluded  that both are  consistent  with industry standards.

DISTRIBUTOR
--------------------------------------------------------------------------------

Each of the Funds have entered into  Underwriting  and  Distribution  Agreements with SIA Securities Corp. ("Securities"),  an affiliate of the Adviser, pursuant to  which  Securities  acts as each  Fund's  principal  underwriter.  Securities markets each

                                       39

Fund's  shares only to certain  institutional  investors  and all other sales of each Fund's  shares are made by each Fund.  The Adviser will pay all expenses of
Securities  in  connection  with such  services and  Securities is otherwise not entitled  to any other  compensation  under the  Underwriting  and  Distribution
Agreement.  Each Fund  will  incur no  additional  fees in  connection  with the
Underwriting and Distribution Agreement.

Pursuant to the Underwriting and Distribution  Agreement,  Securities has agreed to act as the principal  underwriter for each Fund in the sale and  distribution to the  public of shares of each Fund,  either  through  dealers  or  otherwise.
Securities  has  agreed to offer  such  shares  for sale at all times  when such shares are available for sale and may lawfully be offered for sale and sold. The
Underwriting  and  Distribution  Agreement is renewable from year to year if the
Fund's  directors  approve such agreement.  The Fund or Securities can terminate the Underwriting  and  Distribution  Agreement at any time without penalty on 60
days'  notice  written  notice  to  the  other  party.   The   Underwriting  and
Distribution  Agreement  terminates  automatically  upon its assignment.  In the
Underwriting and  Distribution  Agreement,  Securities  agrees to indemnify each
Fund against all costs of litigation and other legal proceedings and against any liability  incurred  by or imposed on the Fund in any way  arising  out of or in connection with the sale or  distribution  of each Fund's shares,  except to the extent that such liability is the result of information  which was obtainable by
Securities only from persons affiliated with the Fund but not Securities.

Securities or the Adviser may enter into  agreements  with various  brokerage or other firms pursuant to which such firms provide certain administrative services with respect to customers who are beneficial  owners of shares of the Funds. The
Adviser or Securities may compensate such firms for the services provided, which compensation is based on the aggregate  assets of customers that are invested in the Funds.

BROKERAGE
--------------------------------------------------------------------------------

Transactions on a stock exchange in equity securities will be executed primarily through  brokers  that will receive a commission  paid by the  applicable  Fund.
Fixed  income   securities,   as  well  as  equity   securities  traded  in  the
over-the-counter  market,  are  generally  traded on a "net" basis with  dealers acting  as  principals  for  their own  accounts  without  a stated  commission, although the price of the security usually  includes a profit to the dealer.  In underwritten  fixed income and equity  offerings,  securities are purchased at a fixed  price  that  includes  an  amount  of  compensation  to the  underwriter, generally  referred to as the  underwriter's  selling  concession  or  discount.
Certain of these securities may also be purchased  directly from the issuer,  in which case neither commissions nor discounts are paid.

The Adviser (or  Sub-Adviser,  as  applicable)  selects and,  where  applicable, negotiates  commissions with the broker-dealers who execute the transactions for one or  more  of the  Funds.  The  primary  criterion  for  the  selection  of a broker-dealer is the ability of the broker-dealer, in the opinion of the Adviser
(or Sub-Adviser,  as applicable), to secure prompt execution of the transactions on favorable terms, including the best price of the security, the reasonableness of the  commission  and  considering  the state of the market at the time.  When consistent with these objectives, business may be placed with broker-dealers who furnish  investment  research or services  to the Adviser or  Sub-Adviser.  Such research or services  include  advice,  both directly and in writing,  as to the value of securities,  the  advisability  of investing in,  purchasing or selling securities,  and the  availability  of  securities,  or purchasers or sellers of securities.  Such  services  also may  include  an  account  trading  and  order management  system  and  analyses  and  reports  concerning  investment  issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of certain  accounts.  Some services may require the use of hardware provided by the information  provider.  This allows the Adviser (or Sub-Adviser, as applicable) to supplement its own investment  research activities and enables the Adviser (or Sub-Adviser,  as applicable) to obtain the views and information of individuals and research staffs of many different  securities  firms prior to making investment decisions for the Funds. To the extent portfolio  transactions are effected with broker-dealers who furnish research services to the Adviser or
Sub-Adviser,  the  Adviser or  Sub-Adviser  receives a benefit,  not  capable of valuation in dollar amounts,  without  providing any direct monetary  benefit to the applicable  Funds from these  transactions.  The Adviser and the Sub-Adviser believe that most research  services they receive  generally  benefit several or all of the  investment  companies  and private  accounts  which they manage,  as opposed to solely  benefiting  one specific  managed fund or account.  Normally, research services obtained through managed funds or accounts investing in common stocks would  primarily  benefit the managed  funds or accounts  which invest in common stock;  similarly,  services  obtained from  transactions in fixed income securities would normally be of greater benefit to the managed funds or accounts which invest in debt securities.

Both  the  Adviser   and  the   Sub-Adviser   maintain   an  informal   list  of
broker-dealers,  which  is used  from  time to time as a  general  guide  in the placement of Fund  business,  in order to encourage  certain  broker-dealers  to provide the Adviser and the

                                       40

Sub-Adviser  with  research  services  which  the  Adviser  and the  Sub-Adviser anticipate  will be useful to them in  managing  the Funds.  Because the list is merely a general guide, which is to be used only after the primary criterion for the  selection of  broker-dealers  (discussed  above) has been met,  substantial deviations from the list are  permissible and may be expected to occur.  Each of the  Adviser  and the  Sub-Adviser  will  authorize  a Fund to pay an  amount of commission  for  effecting a securities  transaction  in excess of the amount of commission  another  broker-dealer  would have  charged  only if the Adviser (or
Sub-Adviser,  as  applicable)  determines  in good  faith  that  such  amount of commission  is reasonable in relation to the value of the brokerage and research services  provided  by such  broker-dealer,  viewed  in  terms  of  either  that
particular    transaction   or   the   Adviser's   or   Sub-Adviser's    overall
responsibilities  with  respect  to  the  accounts  as  to  which  it  exercises investment  discretion.  Generally,  the Funds pay  commissions  higher than the
lowest  commission  rates  available.   Some  investment  companies  enter  into
arrangements  under  which a  broker-dealer  agrees  to pay the cost of  certain products or services  (not  including  research  services)  in exchange for fund brokerage ("brokerage/services arrangements"). Under a typical brokerage/service arrangement,  a broker agrees to pay a fund's  custodian  fees or transfer agent fees and, in exchange,  the fund agrees to direct a minimum  amount of brokerage to the  broker.  The Adviser  and  Sub-Adviser  do not intend to enter into such brokerage/service arrangements on behalf of the Funds. Some investment companies enter into arrangements  that provide for specified or reasonably  ascertainable fee  reductions  in  exchange  for  the  use of  fund  assets  ("expense  offset arrangements").  Under such expense offset  agreements,  expenses are reduced by foregoing  income rather than by  re-characterizing  them as capital items.  For example,  a fund may have a "compensating  balance" agreement with its custodian under which the custodian reduces its fee if the fund maintains cash or deposits with the custodian in non-interest bearing accounts. The Adviser and Sub-Adviser do not intend to enter into expense offset  agreements  involving  assets of the
Funds.

Most domestic (U.S.) securities  trades will be executed through U.S.  brokerage firms and commercial  banks.  Most foreign equity securities will be obtained in over-the-counter  markets or stock  exchanges  located in the countries in which the respective  principal  offices of the issuers of the various  securities are located,  if that is the best available  market.  The fixed  commissions paid in connection with most such foreign stock  transactions  generally are higher than negotiated  commissions on United States  transactions.  There generally is less government  supervision  and  regulation of foreign stock  exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign  equity  securities  may be held  in the  form  of  American  Depository
Receipts  ("ADRs"),   European  Depository  Receipts  ("EDRs"),   or  securities
convertible into foreign equity securities.  ADRs or EDRs may be listed on stock exchanges,  or traded in the  over-the-counter  markets in the United  States or
Europe,  as the case may be. ADRs,  like other  securities  traded in the United
States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which International  Growth Fund and  Developing  Markets  Growth  Fund may  invest are  generally  traded in the over-the-counter markets.

Fund  management  does not  currently  anticipate  that the  Funds  will  effect brokerage  transactions  in their portfolio  securities  with any  broker-dealer
affiliated   directly  or  indirectly  with  the  Funds,   the  Adviser  or  the
Sub-Adviser.

The Adviser has entered into  agreements  with Capital  Institutional  Services,
Inc. ("CIS"), and Autranet, Inc. ("AI"), unaffiliated registered broker-dealers.
All transactions placed with CIS and LAS are subject to the above criteria.  CIS and AI provide the Adviser  with a wide variety of  economic,  performance,  and investment  research  information  from (but not limited to)  Egan-Jones  Rating
Company,  Fitch Ratings,  Moody's Investors Service Inc., Municipal Market Data,
Standard & Poor's,  Bloomberg,  L.P.,  Institutional Investor,  TradWeb Service,
Ried, Thurnberg & Co., Inc., and Stone & McCarthy Research Associates.

Investment  decisions  for each Fund are made  independently  of those for other clients of the Adviser,  including  the other  Funds.  When the Funds or clients simultaneously engage in the purchase or sale of the same securities,  the price of the  transactions  is averaged and the amount  allocated in accordance with a formula deemed equitable to each Fund and client. In some cases, this system may adversely  affect  the  price  paid or  received  by the Fund or the size of the position obtainable. Total brokerage commissions paid by the Funds for the three most recent fiscal years, as well as commissions paid to firms that supplied the
Funds and Adviser with statistical and research services, are set forth below.

                                       41

                                                                       Amount paid to          Amount paid
                                                             Total     firms for soft         to firms for
                                                         brokerage           dollar &     trade, principal
      Fund                                              commission           research              & other
      ----                                              ----------           --------              -------

      Twelve months through 6/30/05:
      ------------------------------
          Balanced                                          $5,404             $3,924               $1,480
          Dividend Growth                                   25,712              7,696               18,016
          Large Cap Growth                                  42,592             31,190               11,401
          Mid Cap Growth                                   270,325            229,986               40,338
          International Growth                              57,448             50,390                7,059
          Small Cap Growth                                 324,135            290,032               34,104
          Science and Technology Growth                     32,853             27,754               23,404
          Developing Markets Growth                         15,265             13,176                2,088

      Twelve months through 6/30/04:
      ------------------------------
          Balanced                                         $17,640            $11,342               $6,298
          Dividend Growth                                    9,844              2,218                7,626
          Large Cap Growth                                  59,531             55,706                3,825
          Mid Cap Growth                                   357,846            328,092               29,754
          International Growth                             151,960            149,905                2,055
          Small Cap Growth                                 548,916            451,047               97,869
          Science and Technology Growth                     54,414             37,644               16,770
          Developing Markets Growth                         26,000             24,642                1,358

      Twelve months through 6/30/03:
      ------------------------------
          Balanced                                         $20,155            $15,299               $4,856
          Large Cap Growth                                  72,253             70,808                1,445
          Mid Cap Growth                                   319,079            270,118               48,961
          International Growth                              75,153             71,845                3,308
          Small Cap Growth                                 448,641            334,842              113,799
          Science and Technology Growth                     31,430             26,224                5,206
          Developing Markets Growth                         12,045             11,629                  416

PROXY VOTING
--------------------------------------------------------------------------------

The  corporate  issuer of each Fund,  on behalf of the Funds,  has delegated the voting of portfolio  securities  to the Adviser.  The Adviser has adopted  proxy voting  policies and  procedures  (the "Proxy Voting  Policy") for the voting of proxies  on  behalf  of  client  accounts  for  which  the  Adviser  has  voting discretion, including the Funds. Under the Proxy Voting Policy, shares are to be voted in the best  interests of the Funds.  Each Funds' proxy voting  record for the most recent  twelve-month period ending June 30 is available without charge, upon request by calling the Funds at  1-800-332-5580,  and is also  available on the SEC's website at www.sec.gov.

A  Proxy  Committee  comprised  of  senior  management  is  responsible  for the development  and  implementation  of the Proxy Voting  Policy,  and oversees and manages the day-to-day operations of the Adviser's Proxy Voting Policies.

Generally,  the Adviser  exercises proxy voting discretion on proxy proposals in accordance  with  guidelines  (the  "Proxy  Guidelines")  set forth in the Proxy
Voting Policy. The Proxy Guidelines address issues which are frequently included in  proxy  proposals.  Such  issues  include,  for  example,  proposals  seeking shareholder  approval of equity-based  compensation plans,  changes in corporate control or  shareholder  rights,  poison  pills,  corporate  restructuring,  and significant  transactions.  Proxy proposals which contain novel issues,  include unique circumstances, or otherwise are not addressed in the Proxy Guidelines are reviewed by the Proxy  Committee or it's  designates(s).  The Proxy Committee or its designee(s)  review each non-routine issue and determine the Adviser's vote.
The Proxy  Committee  considers  the facts and  circumstances  of a proposal and retains  the  flexibility  to  exercise  its  discretion  and  apply  the  Proxy
Guidelines in the best interests of the Fund.

The Adviser has  retained an  independent  third party (the  "Service  Firm") to provide the Adviser with proxy  analysis,  vote execution,  record keeping,  and reporting services.

                                       42

It is possible,  but  unlikely,  that the Adviser may be subject to conflicts of interest in the voting of proxies due to business or personal relationships with persons  having an interest in the outcome of certain  votes.  For example,  the
Adviser  may  provide  investment  management  services  to  accounts  owned  or controlled by companies whose management is soliciting  proxies,  or the Adviser may have  business  or personal  relationships  with other  proponents  of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. The Proxy Committee shall take steps to ensure a decision to vote the proxy was based on the Fund's best  interest  and was not the product of the material  conflict.  To  resolve a  material  conflict  of  interest,  the Proxy
Committee may (but is not limited to) base its vote on pre-determined guidelines or polices which requires little discretion of Adviser's personnel; disclose the conflict to the Fund's board of  directors  and obtain  their  consent  prior to voting;  or base its vote on the analysis and  recommendation  of an independent third party.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Funds' Boards of Directors and Trustees has adopted  procedures and policies regarding the  disclosure of portfolio  holdings in order to assist the Funds in preventing  the misuse of  material  nonpublic  information  and to ensure  that
shareholders  and  other  interested   parties  continue  to  receive  portfolio
information  on  a  uniform  basis.  The  Chief   Compliance   Officer  oversees
application  of the  policies  and  provides  the Boards with  periodic  reports regarding the Funds' compliance with the policies.

Complete  portfolio  holdings are included in the Funds' annual and  semi-annual reports. The annual and semi-annual reports are mailed to all shareholders,  and are filed with the SEC. Copies of the Funds' reports are available on the Funds'
website. The Funds file their complete portfolio holdings with the SEC within 60 days after the end of their first and third quarters on Form N-Q.  Copies of the
Funds'  reports and Forms N-Q are  available  free on the EDGAR  Database on the
SEC's website at www.sec.gov, and may be reviewed and copied at the Commission's
Public  Reference Room in Washington,  D.C.  Information on the operation of the
SEC's   Public   Reference   Room  may  be   obtained  by  calling  the  SEC  at
1-202-942-8090.  Copies are  available for a fee from the SEC by calling the SEC at  1-202-942-8090,  by making an e-mail  request at  publicinfo@sec.gov,  or by writing the SEC's Public Reference Section, Washington, D.C. 20549-01102.

A complete  portfolio  holdings report as of the end of each calendar quarter is available to all shareholders,  prospective  shareholders,  intermediaries  that distribute the Funds' shares, third-party service providers,  rating and ranking organizations  and affiliated  persons of the Funds. A copy of the report may be obtained by contacting a Mutual Fund Service Representative.

The  Funds'  Chairman  and  the  chief  investment  officer  of  Sit  Investment
Associates,   Inc.  ("SIA")  (the  Funds'  investment   adviser)  may  authorize
disclosure  of  portfolio  holdings at a time or times  other than the  calendar quarter end provided that a.) the chief investment  officer  determines that the disclosure of the portfolio  information is for a legitimate business reason and in the best interest of the Funds;  b.) the  recipients are subject to a duty of confidentiality (and non-use) if appropriate;  and c) the Funds provide a report of the  disclosure  to the Boards of  Directors  at the Boards'  next  regularly scheduled  meetings.  The  prohibition  against  the  disclosure  of  non-public portfolio holdings  information to an unaffiliated third party does not apply to information sharing with the Funds' service providers, including the Adviser and
Sub-Adviser,  the  Funds'  auditor,  counsel,  accountant,   transfer  agent  or
custodian,  who require  access to such  information  in order to fulfill  their contractual duties to the Funds.

Information  regarding the Funds'  aggregate  portfolio  characteristics  may be disclosed at any time.  Disclosure  of the  ownership of a particular  portfolio holding may be made at any time  provided the  security  has been  included in a
Fund's quarterly portfolio holdings report.

The  Funds,  SIA  or  any  affiliate  may  not  receive  compensation  or  other consideration  in connection with the disclosure of information  about portfolio securities.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

The  following  persons  owned  of  record  or  beneficially  5% or  more of the respective Fund's outstanding shares as of August 29, 2005:

                                       43

                                                                     Record    Beneficially         Record &
   Person                                                              Only            Only     Beneficially
   ------                                                              ----            ----     ------------
     BALANCED FUND
     -------------
     Charles Schwab & Co., Inc., Special Custody Acct FBO Cust.      10.42%
          101 Montgomery Street, San Francisco, CA
     Christ Presbyterian Church                                       8.67%
          6901 Normandale Road, Minneapolis, MN
     Sit Investment Associates, Inc. (various accounts)                                               16.73%
          3300 IDS Center, Minneapolis,  MN
     Olcoba Co., C/O Stanton Trust Company                            5.46%
          3405 Annapolis Lane, Minneapolis, MN

     DIVIDEND GROWTH FUND
     --------------------
     Eide Baily Employee Benefits, FBO Sit Investment 401K Plan       5.60%
          5601 Green Valley Drive, Bloomington,  MN

     LARGE CAP GROWTH FUND
     ---------------------
     Charles Schwab & Co., Inc., Special Custody Acct FBO Cust.      12.77%
          101 Montgomery Street, San Francisco, CA

     MID CAP GROWTH FUND
     -------------------
     Charles Schwab & Co., Inc., Special Custody Acct FBO Cust.       5.40%
          101 Montgomery Street, San Francisco, CA
     VALIC Separate Account                                          10.84%
          2919 Allen Parkway, Houston, TX

     INTERNATIONAL GROWTH FUND
     -------------------------
     Eugene C. Sit and Gail V. Sit, JTWROS                                                             6.10%
          P.O. Box 2132, Minneapolis, MN
     Sit Investment Associates, Inc. (various accounts)                                                5.21%
          3300 IDS Center, Minneapolis,  MN
     Charles Schwab & Co., Inc., Special Custody Acct FBO Cust.       5.11%
          101 Montgomery Street, San Francisco, CA

     SMALL CAP GROWTH FUND
     ---------------------
     Charles Schwab & Co., Inc., Special Custody Acct FBO Cust.       8.43%
          101 Montgomery Street, San Francisco, CA
     National Financial Services Corp., FBO Cust.,                    5.44%
          Church Street Station, P.O. Box 3908, New York, NY
     VALIC Separate Account                                          48.12%
          2919 Allen Parkway, Houston, TX

     DEVELOPING MARKETS GROWTH FUND
     ------------------------------
     Charles Schwab & Co., Inc., Special Custody Acct FBO Cust.      15.92%
          101 Montgomery Street, San Francisco, CA
     National Financial Services Corp., FBO Cust.                    23.21%
          Church Street Station, P.O. Box 3908, New York, NY

     SCIENCE AND TECHNOLOGY GROWTH FUND
     ----------------------------------
     Sit Investment Associates, Inc. (various accounts)                                               14.96%
          3300 IDS Center, Minneapolis,  MN

As of August 29, 2005, the officers and directors of the Sit Funds,  as a group, owned the following percentage of each Fund's shares:

          Balanced                           1.72%     Small Cap Growth                          5.06%
          Large Cap Growth                   5.97%     Science and Technology Growth             9.35%
          Mid Cap Growth                     8.73%     Developing Markets Growth                 4.10%
          International Growth              12.87%     Dividend Growth Fund                     11.91%

                                       44

TAXES
--------------------------------------------------------------------------------

Each Fund intends to fulfill the  requirements  of  Subchapter M of the Internal
Revenue  Code of 1986,  as  amended  (the  "Code"),  as a  regulated  investment company. If so qualified,  each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

To qualify  under  Subchapter  M for tax  treatment  as a  regulated  investment company,  each Fund must, among other things: (1) distribute to its shareholders at least 90% of its investment  company  taxable income (as that term is defined in the Code  determined  without regard to the deduction for dividends paid) and
90% of its net  tax-exempt  income;  (2) derive at least 90% of its gross income from dividends,  interest, payments with respect to securities loans, gains from the sale or other  disposition of stock or  securities,  or other income derived with  respect to its  business  of  investing  in such  stocks,  securities,  or currency;  and (3)  diversify  its  holdings so that,  at the end of each fiscal quarter of the Fund,  (a) at least 50% of the market value of the Fund's  assets is  represented by cash,  cash items,  United States  Government  securities and securities of other regulated investment companies,  and other securities,  with these other securities limited,  with respect to any one issuer, to an amount no greater  than 5% of the  Fund's  total  assets  and no  greater  than 10% of the outstanding  voting securities of such issuer,  and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities of any one issuer  (other than United States  Government  securities or securities of other regulated investment companies).

Each Fund is subject to a  non-deductible  excise tax equal to 4% of the excess, if any, of the amount required to be distributed for each calendar year over the amount  actually  distributed.  In order to avoid the  imposition of this excise tax,  each Fund  must  declare  and pay  dividends  representing  98% of its net investment  income for that  calendar  year and 98% of its  capital  gains (both long-term and short-term) for the  twelve-month  period ending October 31 of the calendar year.

It is expected that the Funds'  distributions  will consist primarily of capital gains.  However,  it is  possible  that the Funds will make  distributions  from investment earnings. Such distributions,  if any, are taxable as ordinary income or as qualified dividend income. Ordinary income is subject to graduated federal tax rates as high as 35%;  qualified  dividend  income is  subject  to a maximum federal  tax  rate  of  15%.  Each  Fund  will  designate  the  portion  of  its
distributions  from  investment   earnings  during  each  year  that  constitute
qualified  dividend  income.  Generally,  dividends  that a Fund  receives  from domestic  corporations  and from  foreign  corporations  whose  stock is readily tradable on an established  securities market in the U.S. or which are domiciled in countries on a list  established by the Internal Revenue Service will qualify for qualified dividend treatment when paid out to investors.

For federal  income tax  purposes,  each Fund is  generally  permitted  to carry forward a net capital loss in any year to offset its own capital gains,  if any, during the eight years following the year of the loss. When a Fund has a capital loss carryover, it generally does not make capital gains distributions until the loss has been offset or expired.  As of June 30,  2005,  the Funds listed in the table below anticipated the following capital loss carryovers:

     ----------------------------------------------------------------------
                                         CAPITAL LOSS
     FUND                                  CARRYOVER       EXPIRATION DATE
     ----------------------------------------------------------------------
     Balanced                              $5,429,946          2010 - 2013
     ----------------------------------------------------------------------
     Large Cap Growth                      21,850,429          2010 - 2012
     ----------------------------------------------------------------------
     Mid Cap Growth                        41,402,552          2010 - 2012
     ----------------------------------------------------------------------
     International Growth                  34,433,548          2009 - 2014
     ----------------------------------------------------------------------
     Small Cap Growth                      63,138,159          2010 - 2012
     ----------------------------------------------------------------------
     Science and Technology Growth         21,986,091          2010 - 2013
     ----------------------------------------------------------------------
     Developing Markets Growth              2,397,397          2008 - 2011
     ----------------------------------------------------------------------

When shares of a Fund are sold or otherwise  disposed  of, the Fund  shareholder will realize a capital gain or loss equal to the difference between the purchase price and the sale price of the shares  disposed of, if, as is usually the case, the Fund  shares are a capital  asset in the hands of the Fund  shareholder.  In addition,  pursuant  to a special  provision  in the Code,  if Fund  shares with respect to which a long-term  capital gain  distribution  has been made are held for six months or less, any loss on the sale or other disposition of such shares will be a long-term  capital loss to the extent of such  long-term  capital gain distribution.  Any loss on the sale or  exchange  of shares of a Fund  generally will be  disallowed  to the extent that a  shareholder  acquires or contracts to acquire  shares of the same Fund  within  30 days  before or after  such sale or exchange.

                                       45

Some of the  investment  practices  that may be  employed  by the Funds  will be subject to special  provisions  that,  among other things,  may defer the use of certain losses of such Funds,  affect the holding period of the securities  held by the Funds and, particularly in the case of transactions in or with respect to foreign currencies,  affect the character of the gains or losses realized. These provisions may also require the Funds to mark-to market some of the positions in their  respective  portfolios  (i.e.,  treat  them as  closed  out) or to accrue original issue discount,  both of which may cause such Funds to recognize income without receiving cash with which to make  distributions in amounts necessary to
satisfy  the  distribution   requirements  for   qualification  as  a  regulated
investment  company and for avoiding  income and excise taxes.  Accordingly,  in order to make the  required  distributions,  a Fund may be required to borrow or liquidate  securities.  Each Fund will  monitor  its  transactions  and may make certain  elections  in order to  mitigate  the effect of these rules and prevent disqualification of the Funds as regulated investment companies.

It is  expected  that any net gain  realized  from the  closing  out of  forward currency  contracts  will be  considered  gain  from the sale of  securities  or currencies  and therefore be qualifying  income for purposes of the 90% of gross income from qualified sources requirement, as discussed above.

The Developing  Markets Growth Fund and  International  Growth Fund may purchase the  securities of certain  foreign  investment  funds or trusts called  passive foreign  investment  companies.  Currently,  such  funds are the only or primary means by which the Funds may invest in Hungary and India. In addition to bearing
their   proportionate   share  of  the  Developing  Markets  Growth  Fund's  and
International  Growth Fund's expenses  (management fees and operating expenses), shareholders will also bear indirectly  similar expenses of such funds.  Capital gains  on the  sale of  such  holdings  will be  deemed  to be  ordinary  income regardless  of how  long  the  Fund  holds  its  investment.  In  addition,  the
Developing  Markets Growth Fund and International  Growth Fund may be subject to corporate  income tax and an interest  charge on certain  dividends  and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

If more than 50% of the Developing  Markets  Growth Fund's or the  International
Growth Fund's total assets at the close of its fiscal year consist of securities of  foreign  corporations,  each  Fund will be  eligible  to,  and may,  file an election with the Internal Revenue Service pursuant to which  shareholders  will be required to include their pro rata portions of foreign taxes paid by the Fund as income  received by them.  Shareholders  may then either deduct such pro rata portions in computing  their  taxable  income or use them as foreign tax credits against their United States income taxes. If either Fund makes such an election, it will report  annually to each  shareholder  the amount of foreign taxes to be included in income and then either deducted or credited.

Dividends paid by Developing  Markets Growth Fund and International  Growth Fund
will  not  be  eligible  for  the  70%  deduction  for  dividends   received  by
corporations if, as expected,  none of those Funds' income consists of dividends paid by U.S. corporations.

The foregoing  relates only to federal income  taxation and is a general summary of the federal tax law in effect as of the date of this  Statement of Additional
Information.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial  statements  included in the Funds' annual reports to shareholders for the fiscal year ended June 30, 2005 are  incorporated  by  reference in this
Statement of Additional Information.

OTHER INFORMATION
--------------------------------------------------------------------------------

CUSTODIAN; SUB-CUSTODIAN; COUNSEL; ACCOUNTANTS
--------------------------------------------------------------------------------
PFPC Trust Company, 8800 Tinicum Boulevard, Third Floor, Philadelphia,  PA 19153
acts as  custodian  of the Funds'  assets  and  portfolio  securities;  Dorsey &
Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis, Minnesota 55402, is
the  General  Counsel  for the Funds;  and KPMG LLP,  4200 Wells  Fargo  Center,
Minneapolis,  Minnesota 55402, acts as the Funds' independent  registered public accounting firm.

                                       46

LIMITATION OF DIRECTOR LIABILITY
--------------------------------------------------------------------------------

Under Minnesota law, each director of the Funds owes certain fiduciary duties to the Funds and to their  shareholders.  Minnesota  law  provides  that a director
"shall  discharge  the duties of the  position of  director in good faith,  in a manner  the  director  reasonably  believes  to be in the best  interest  of the corporation,  and with the care an ordinarily  prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a
Minnesota  corporation include,  therefore,  both a duty of "loyalty" (to act in good faith and act in a manner  reasonably  believed to be in the best interests of the  corporation)  and a duty of "care"  (to act with the care an  ordinarily prudent person in a like position  would exercise under similar  circumstances).
Minnesota  law  authorizes  corporations  to  eliminate  or limit  the  personal liability  of a director to the  corporation  or its  shareholders  for monetary damages  for breach of the  fiduciary  duty of "care".  Minnesota  law does not, however,  permit a corporation to eliminate or limit the liability of a director
(i) for any breach of the directors' duty of "loyalty" to the corporation or its shareholders,  (ii)  for acts or  omissions  not in good  faith or that  involve intentional  misconduct or a knowing  violation of law, (iii) for  authorizing a dividend,  stock repurchase or redemption or other  distribution in violation of
Minnesota  law or for violation of certain  provisions  of Minnesota  securities laws or (iv) for any  transaction  from which the  director  derived an improper personal  benefit.  The  Articles  of  Incorporation  of the  Company  limit the liability of directors to the fullest  extent  permitted by Minnesota  statutes, except to the extent  that such  liability  cannot be limited as provided in the
Investment Company Act of 1940 (which Act prohibits any provisions which purport to limit  the  liability  of  directors  arising  from such  directors'  willful misfeasance,  bad faith,  gross  negligence or reckless  disregard of the duties involved in the conduct of their role as directors).

Minnesota law does not eliminate the duty of "care" imposed upon a director.  It only authorizes a corporation to eliminate  monetary liability for violations of that duty. Minnesota law, further,  does not permit elimination or limitation of liability  of  "officers"  to the  corporation  for  breach  of their  duties as officers  (including the liability of directors who serve as officers for breach of their  duties as  officers).  Minnesota  law does not permit  elimination  or limitation  of the  availability  of equitable  relief,  such as  injunctive  or rescissionary  relief.  Further,  Minnesota law does not permit  elimination  or limitation of a director's  liability  under the  Securities  Act of 1933 or the
Securities  Exchange Act of 1934, and it is uncertain whether and to what extent the  elimination  of monetary  liability  would extend to  violations  of duties imposed on  directors  by the  Investment  Company Act of 1940 and the rules and regulations adopted under such Act.

CAPITALIZATION AND VOTING RIGHTS
--------------------------------------------------------------------------------

Each of the Funds or the  corporate  issuer of their  shares is  organized  as a
Minnesota  corporation.  Each of the Funds or its corporate  issuer has only one class of shares  -- common  shares.  The Large Cap  Growth  Fund and the Mid Cap
Growth  Fund each have one series of common  shares  consisting  of ten  billion shares with a par value of  one-tenth of one cent per share.  Sit Mutual  Funds,
Inc., is the corporate issuer of the International  Growth Fund,  Balanced Fund,
Dividend Growth Fund, Developing Markets Growth Fund, and Small Cap Growth Fund,
and Science and Technology  Growth Fund. Sit Mutual Funds, Inc. has one trillion shares of common stock  authorized with a par value of one tenth of one cent per share.  Ten  billion  of these  shares  have  been  designated  by the  Board of
Directors  for each of six series:  Series A Common Shares  represent  shares of
International  Growth Fund;  Series B Common Shares represent shares of Balanced
Fund; Series C Common Shares represent shares of Developing Markets Growth Fund;
Series D Common  Shares  represent  shares of Small Cap  Growth  Fund;  Series E
Common Shares represent shares of Science and Technology Growth Fund; and Series
G Common Shares represent shares of Dividend Growth Fund. The Board of Directors of Sit Mutual  Funds,  Inc. is  empowered  to issue other series of common stock without shareholder approval.

The shares of each Fund are  nonassessable,  can be redeemed or transferred  and have no preemptive or conversion  rights.  All shares have equal,  noncumulative voting rights; that means that the holders of more than 50% of the shares voting for the election of Directors  can elect all of the  Directors if they choose to do so.  A  shareholder  is  entitled  to one vote for  each  full  share  (and a fractional  vote for each  fractional  share) then registered in his/her name on the books of each  Fund.  The  shares  of each Fund are of equal  value and each share is entitled to a pro rata portion of the income  dividends and any capital gain distributions.

The Funds are not required  under  Minnesota law to hold annual or  periodically scheduled meetings of shareholders.  Minnesota  corporation law provides for the
Board of Directors to convene shareholder meetings when it deems appropriate. If a regular  meeting of  shareholders  has not been held  during  the  immediately preceding  fifteen  months,  Minnesota law allows a shareholder or  shareholders holding three percent or more of the voting shares of the Funds to

                                       47

demand a regular  meeting of  shareholders  by written notice of demand given to the chief executive officer or the chief financial officer of the Funds.  Ninety days after receipt of the demand, a regular meeting of shareholders must be held at the expense of the Funds.  Additionally,  the Investment  Company Act of 1940
Act requires  shareholder  votes for all  amendments to  fundamental  investment policies  and  restrictions  and  for  all  investment  advisory  contracts  and amendments thereto.

                                       48

                                   APPENDIX A
                        BOND AND COMMERCIAL PAPER RATINGS
BOND RATINGS
     MOODY'S INVESTORS SERVICE, INC.
     -------------------------------
        Aaa      Judged to be the best quality, carry the smallest degree of investment risk
        Aa       Judged to be of high quality by all standards
        A        Possess many favorable investment attributes and are to be considered as higher medium grade obligations
        Baa      Medium grade obligations. Lack outstanding investment
                 characteristics.
        Ba       Judged to have speculative elements. Protection of interest and principal payments may be very moderate.
        B        Generally lack characteristics of a desirable investment.
                 Assurance of interest and principal payments over any long period of time may be small.
        Caa      May be present elements of danger with respect to principal or interest or may be in default
        Ca       Represent obligations which are speculative in a high degree.
                 Often in default.
        C        Lowest class of bonds and issued regarded as having extremely poor prospects of attaining any real investment standing.

        Moody's also applies numerical indicators, 1, 2, and 3, to rating categories Aa through Ba. The modifier 1 indicates that the security is in the higher end of the rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

     STANDARD & POOR'S
     -----------------
        AAA      Highest grade obligations and possess the ultimate degree of protection as to principal and interest
        AA       Also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree
        A        Regarded as upper medium grade, have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions, interest and
                 principal are regarded as safe
        BBB      Considered investment grade with adequate capacity to pay
                 interest and repay principal.
        BB       Judged to be speculative with some inadequacy to meet timely interest and principal payments.
        B        Has greater vulnerability to default than other speculative grade securities. Adverse economic conditions will likely
                 impair capacity or willingness to pay interest and principal.
        CCC      Has a vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.
        CC       Applied to debt subordinated to senior debt
        C        Applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating

        Standard & Poor's applies indicators "+", no character, and "-" to the above rating categories AA through BB. The indicators show relative standing within the major rating categories.

     FITCH RATINGS
     -------------
        AAA      Highest credit quality with exceptional ability to pay interest and repay principal
        AA       Investment grade and very high credit quality ability to pay interest and repay principal is very strong, although not quite as strong as AAA
        A        Investment grade with high credit quality. Ability to pay
                 interest and repay principal is strong.
        BBB      Investment grade and has satisfactory credit quality. Adequate ability to pay interest and repay principal.
        BB       Considered speculative. Ability to pay interest and repay
                 principal may be affected over time by adverse economic
                 changes.
        B        Considered highly speculative. Currently meeting interest and principal obligations, but probability of continued payment reflects limited margin of safety.
        CCC      Identifiable characteristics which if not remedied may lead to default. Ability to meet obligations requires an advantageous business and economic environment.
        CC       Minimally protected bonds. Default in payment of interest
                 and/or principal seems probable over time.
        C        Imminent default in payment of interest or principal

        + and - indicators indicate the relative position within the rating category, but are not used in AAA category.

                                       A-1

COMMERCIAL PAPER RATINGS
MOODY'S
-------
        Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

STANDARD & POOR'S
-----------------
        The rating A-1 is the highest commercial paper rating assigned by
        Standard & Poor's. The modifier "+" indicates that the security is in the higher end of this rating category.

FITCH RATINGS
-------------
        F-1+     Exceptionally strong credit quality
        F-1      Strong credit quality

                                      A-2

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits
-----------------

         Explanatory Note: This Registration Statement contains the combined
         Part C for the Sit Large Cap Growth Fund, Inc., Sit Mid Cap Growth
         Fund, Inc. and Sit Mutual Funds, Inc.

         (a)      Articles of Incorporation
                  -------------------------
                  1.       Sit Large Cap Growth Fund, Inc. Incorporated by
                           reference to Post-Effective Amendment No. 20 to the
                           Fund's Registration Statement.
                  2.       Sit Mid Cap Growth Fund, Inc. Incorporated by
                           reference to Post-Effective Amendment No. 20 to the
                           Fund's Registration Statement.
                  3.       Sit Mutual Funds, Inc. Incorporated by reference to
                           Post-Effective Amendment No. 3 to the Fund's
                           Registration Statement.

         (b)      Bylaws
                  ------
                  1.       Sit Large Cap Growth Fund, Inc. Incorporated by
                           reference to Post-Effective Amendment No. 20 to the
                           Fund's Registration Statement.
                  2.       Sit Mid Cap Growth Fund, Inc. Incorporated by
                           reference to Post-Effective Amendment No. 20 to the
                           Fund's Registration Statement.
                  3.       Sit Mutual Funds, Inc. Incorporated by reference to
                           Post-Effective Amendment No. 10 to the Fund's
                           Registration Statement.

         (c)      Instruments Defining Rights of Security Holders
                  -----------------------------------------------
                  Not applicable.

         (d)      Investment Management Agreement
                  -------------------------------
                  1.       Sit Large Cap Growth Fund, Inc. Incorporated by
                           reference to Post-Effective Amendment No. 20 to the
                           Fund's Registration Statement.
                  2.       Sit Mid Cap Growth Fund, Inc. Incorporated by
                           reference to Post-Effective Amendment No. 20 to the
                           Fund's Registration Statement.
                  3.       Sit Mutual Funds, Inc. Incorporated by reference to
                           Post-Effective Amendment No. 2 to the Fund's
                           Registration Statement.

         (d.1)    Sub-Advisory Agreement
                  ----------------------
                  1.       Sit Mutual Funds, Inc. Incorporated by reference to
                           Post-Effective Amendment No. 2 to the Fund's
                           Registration Statement.

         (e)      Underwriting and Distribution Agreement
                  ---------------------------------------
                  1.       Sit Large Cap Growth Fund, Inc. Incorporated by
                           reference to Post-Effective Amendment No. 17 to the
                           Fund's Registration Statement.
                  2.       Sit Mid Cap Growth Fund, Inc. Incorporated by
                           reference to Post-Effective Amendment No. 17 to the
                           Fund's Registration Statement.
                  3.       Sit Mutual Funds, Inc. Incorporated by reference to
                           Post-Effective Amendment No. 6 to the Fund's
                           Registration Statement.

         (f)      Bonus or Profit Sharing Contracts
                  ---------------------------------
                  Not applicable.

                                      C-1

         (g)      Custodian Agreement
                  -------------------
                  1.       Sit Large Cap Growth Fund, Inc. Incorporated by
                           reference to Post-Effective Amendments No. 23, 25,
                           and 30 to the Fund's Registration Statement.
                  2.       Sit Mid Cap Growth Fund, Inc. Incorporated by
                           reference to Post-Effective Amendments No. 23, 25,
                           and 30 to the Fund's Registration Statement.
                  3.       Sit Mutual Funds, Inc. Incorporated by reference to
                           Post-Effective Amendments No. 17, 19, and 27 to the
                           Fund's Registration Statement.

         (h.1)    Transfer Agency and Services Agreement
                  --------------------------------------
                  1.       Sit Large Cap Growth Fund, Inc. Incorporated by
                           reference to Post-Effective Amendments No. 20, 25 and
                           26 to the Fund's Registration Statement.
                  2.       Sit Mid Cap Growth Fund, Inc. Incorporated by
                           reference to Post-Effective Amendments No. 20, 25 and
                           26 to the Fund's Registration Statement.
                  3.       Sit Mutual Funds, Inc. Incorporated by reference to
                           Post-Effective Amendments No. 10, 19 and 20 to the
                           Fund's Registration Statement.

         (h.2)    Accounting Services Agreement
                  -----------------------------
                  1.       Sit Large Cap Growth Fund, Inc. Incorporated by
                           reference to Post-Effective Amendment No. 29 to the
                           Fund's Registration Statement.
                  2.       Sit Mid Cap Growth Fund, Inc. Incorporated by
                           reference to Post-Effective Amendment No. 29 to the
                           Fund's Registration Statement.
                  3.       Sit Mutual Funds, Inc. Incorporated by reference to
                           Post-Effective Amendment No. 26 to the Fund's
                           Registration Statement.

         (i)      Opinions and Consents of Dorsey & Whitney
                  -----------------------------------------
                  1.       Sit Large Cap Growth Fund, Inc. Incorporated by
                           reference to Post-Effective Amendment No. 13 to the
                           Fund's Registration Statement.
                  2.       Sit Mid Cap Growth Fund, Inc. Incorporated by
                           reference to Post-Effective Amendment No. 13 to the
                           Fund's Registration Statement.
                  3.       Sit Mutual Funds, Inc. Incorporated by reference to
                           Pre-Effective Amendment No. 1 to the Fund's original
                           Registration Statement.

         (j)      Consent of KPMG LLP
                  -------------------
                  1.       Sit Large Cap Growth Fund, Inc. Filed herewith.
                  2.       Sit Mid Cap Growth Fund, Inc. Filed herewith.
                  3.       Sit Mutual Funds, Inc. Filed herewith.

         (k)      Omitted Financial Statements
                  ----------------------------
                  Not applicable.

         (l)      Letter of Investment Intent
                  ---------------------------
                  1.       Sit Large Cap Growth Fund, Inc. Incorporated by
                           reference to Post-Effective Amendment No. 14 to the
                           Fund's Registration Statement.
                  2.       Sit Mid Cap Growth Fund, Inc. Incorporated by
                           reference to Post-Effective Amendment No. 14 to the
                           Fund's Registration Statement.
                  3.       Sit Mutual Funds, Inc. Incorporated by reference to
                           Post-Effective Amendment No. 2 to the Fund's original
                           Registration Statement.

         (m)      Rule 12b-1 Plan
                  ---------------
                  Not applicable.

                                      C-2

         (n)      Rule 18f-3 Plan
                  ---------------
                  Not applicable.

         (o)      Reserved.
                  ---------

         (p)      Codes of Ethics
                  ---------------
                  1.       Sit Large Cap Growth Fund, Inc. Incorporated by
                           reference to Post-Effective Amendment No. 24 to the
                           Fund's Registration Statement.
                  2.       Sit Mid Cap Growth Fund, Inc. Incorporated by
                           reference to Post-Effective Amendment No. 24 to the
                           Fund's Registration Statement.
                  3.       Sit Mutual Funds, Inc. Incorporated by reference to
                           Post-Effective Amendment No. 18 to the Fund's
                           Registration Statement.

Item 24. Persons Controlled by or Under Common Control with Registrant
----------------------------------------------------------------------

                  See the section of the Prospectus entitled "Investment
                  Adviser" and "Investment Sub-Adviser" and the section of the
                  Statement of Additional Information entitled "Investment
                  Adviser."

Item 25. Indemnification
------------------------

Each  Registrant's  Articles  of  Incorporation  and  Bylaws  provide  that  the
Registrant shall indemnify such persons,  for such expenses and liabilities,  in such  manner,  under such  circumstances,  and to such  extent as  permitted  by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended;
provided,  however,  that no such  indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or  hereinafter  amended,  and any rules,  regulations  or releases  promulgated thereunder.

Each  Registrant  may indemnify  its officers and directors and other  "persons"
acting in an "official capacity" (as such terms are defined in Section 302A.521)
pursuant to a  determination  by the board of directors or  shareholders  of the
Registrant as set forth in Section  302A.521,  by special legal counsel selected by  the  board  or a  committee  thereof  for  the  purpose  of  making  such  a determination,  or by a Minnesota  court upon  application of the person seeking indemnification.  If a director  is seeking  indemnification  for conduct in the capacity of director or officer of a Registrant,  then such  director  generally may not be counted  for the  purpose of  determining  either the  presence  of a quorum or such director's eligibility to be indemnified.

In any case,  indemnification is proper only if the eligibility determining body decides that the person seeking indemnification:
         (a)      has not received indemnification for the same conduct from any other party or organization;
         (b)      acted in good faith;
         (c)      received no improper personal benefit;
         (d)      in the case of criminal  proceedings,  had no reasonable cause to believe the conduct was unlawful;
         (e)      reasonably  believed that the conduct was in the best interest of a Registrant,  or in certain  contexts,  was not opposed to the best interest of a Registrant; and
         (f)      had  not  otherwise   engaged  in  conduct   which   precludes
                  indemnification   under   either   Minnesota  or  Federal  law
                  (including,  but not limited to, conduct  constituting willful
                  misfeasance,   bad  faith,   gross  negligence,   or  reckless
                  disregard  of duties as set forth in Section  17(h) and (i) of the Investment Company Act of 1940).

If a person is made or threatened to be made a party to a proceeding, the person is entitled,  upon written request to a Registrant,  to payment or reimbursement
by  a  Registrant  of  reasonable   expenses,   including  attorneys'  fees  and
disbursements, incurred by the person in advance of the final disposition of the proceeding,  (a) upon receipt by a Registrant  of a written  affirmation  by the person of a good faith belief that the criteria for indemnification set forth in
Section 302A.521 have been satisfied and a written  undertaking by the person to repay all amounts so paid or reimbursed by the  Registrant,  if it is ultimately determined that the criteria for  indemnification  have not been satisfied,  and
(b)  after a  determination  that the  facts  then  known to  those  making  the determination would not

                                      C-3

preclude   indemnification  under  Section  302A.521.  The  written  undertaking required by clause (a) is an unlimited  general  obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

Insofar as indemnification  for liabilities  arising under the Securities Act of
1933 may be  permitted  to  directors,  officers  and  controlling  persons of a
Registrant pursuant to the foregoing provisions,  or otherwise,  each Registrant has been advised that in the opinion of the Securities  and Exchange  Commission such  indemnification  is against  public policy as expressed in the Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by a Registrant of expenses incurred or paid by a director,  officer or  controlling  person of such  Registrant  in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such director,  officer or controlling person in connection with the securities being registered,  the Registrant  will,  unless,  in the opinion of its counsel,  the matter  has  been  settled  by  controlling  precedent,  submit  to a  court  of appropriate  jurisdiction  the question  whether such  indemnification  by it is against  public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Each Registrant  undertakes to comply with the  indemnification  requirements of
Investment  Company  Release 7221 (June 9, 1972) and Investment  Company Release
11330 (September 2, 1980).

Item 26. Business and other Connections of Investment Adviser
-------------------------------------------------------------

Sit  Investment  Associates,  Inc.  (the  "Adviser"),  serves as the  investment adviser. Sit/Kim International  Investment Associates,  Inc. (the "Sub-Adviser")
serves as the Sub-Adviser of the Series A and Series C of Sit Mutual Funds, Inc.
SIA  Securities  Corp.  (the  "Distributor")  serves  as  Distributor  for  each
Registrant. Below is a list of the officers and directors of the Adviser and the
Sub-Adviser  and their  business/employment  during the past two  years.  Unless otherwise  indicated,  the principal  business address of each individual is the same as the adviser,  3300 IDS Center, 80 South Eighth Street,  Minneapolis,  MN
55402.

  Name                          Business and Employment During Past Two Years; Principal Business Address
  ----                          -------------------------------------------------------------------------
  Eugene C. Sit                 Chairman, CEO, and CIO of the Adviser; Chairman, CEO and CIO of the Sub-Adviser; Director of
                                the Distributor.

  Peter L. Mitchelson           President, Senior Investment Officer, and Director of the Adviser; Director and Executive
                                Vice President of the Sub-Adviser; Director of the Distributor.

  Roger J. Sit                  Executive Vice President - Research & Investment Management and Director of the Adviser;
                                President and Deputy CIO of the Sub-Adviser.

  Frederick Adler               Director of the Adviser; Of Counsel, Fulbright & Jaworski, 666 5th Avenue, New York, NY 10103.

  Ralph L. Strangis             Director of the Adviser; Founding member of law firm Kaplan, Strangis and Kaplan, P.A., 5500
                                Wells Fargo Center, 90 S. 7th Street, Minneapolis MN  55402.

  William E. Frenzel            Director of the Adviser; Director of the Sub-Adviser; Senior Visiting Scholar at the
                                Brookings Institution, 1775 Massachusetts Avenue N.W., Washington, D.C.  20036.

  Charles W. Battey             Director of the Sub-Adviser, 7500 West 110th Street, Overland Park, KS 66210.

  David L. Redo                 Director of the Sub-Adviser, Principal of Wetherby Asset Management, 417 Montgomery Street,
                                Third Floor, San Francisco, CA 94104.

  Debra K. Beaudet              Vice President - Staff Operations of the Adviser.

  David A. Brown                Vice President - Client Relations Marketing of the Adviser.

  Michael C. Brilley            Senior Vice President and Senior Fixed Income Officer of the Adviser.

  Kent L. Johnson               Vice President - Research and Investment Management of the Adviser

  Paul E. Rasmussen             Vice President, Secretary and Controller and Chief Compliance Officer of the Adviser and the
                                Sub-Adviser.

                                      C-4

  Name                          Business and Employment During Past Two Years; Principal Business Address
  ----                          -------------------------------------------------------------------------
  Carla J. Rose                 Vice President - Administration & Deputy Controller of the Adviser; Vice President,
                                Administration and Controller of Sub-Adviser.

  Debra A. Sit                  Vice President - Bond Investments of the Adviser; Assistant Treasurer and Assistant Secretary
                                of the Sub-Adviser.

  Raymond E. Sit                Vice President - Research and Investment Management of the Sub-Adviser.

  Ronald D. Sit                 Vice President - Research and Investment Management of the Adviser.

  Robert W. Sit                 Vice President - Research and Investment Management of the Adviser

Item 27. Principal Underwriters
-------------------------------

The Distributor for each  Registrant is SIA Securities  Corp.,  3300 IDS Center,
Minneapolis,  MN 55402, an affiliate of the Adviser. The Distributor distributes only shares of each Registrant.

Below is a list of the  officers  and  directors  of the  Distributor  and their business/employment during the past two years:

  Name                          Business and Employment During Past Two Years; Principal Business Address
  ----                          -------------------------------------------------------------------------
  Eugene C. Sit                 Chairman, CEO and CIO of the Adviser; Chairman, CEO and CIO of the Sub-Adviser; Director
                                of the Distributor; Chairman of the Board of Directors of all Sit Mutual Funds

  Peter L. Mitchelson           President and Chief Strategist, and Director of the Adviser; Director and Executive Vice
                                President of the Sub-Adviser; Senior Portfolio Manager of the Sit Large Cap Growth Fund;
                                Director of the Distributor; Vice Chairman of all Sit Mutual Funds

  Paul E. Rasmussen             Vice President, Secretary, Controller and Chief Compliance Officer for the Adviser and
                                Sub-Adviser; President and Treasurer  of the Distributor; Vice President & Treasurer of
                                all Sit Mutual Funds

Item 28. Location of Accounts and Records
-----------------------------------------

The Custodian for each Registrant is PFPC Trust Company, 8800 Tinicum Boulevard,
Third Floor,  Philadelphia,  PA 19153. The Transfer Agent for each Registrant is
PFPC, Inc., 101 Sabin Street,  Pawtucket,  RI 02860. Other books and records are maintained by the Adviser,  which is located at 3300 IDS Center, 80 South Eighth
Street, Minneapolis, MN 55402 and the Sub-Adviser,  which is located at the same address.

Item 29. Management Services
----------------------------
         Not applicable.

Item 30. Undertakings
---------------------
         Not applicable.

                                      C-5

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule
485(b) under the Securities Act of 1933 and has caused this Registration
Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 27th day
of October 2005.

                                    SIT LARGE CAP GROWTH FUND, INC.
                                    (Registrant)

                                    By  /s/ Eugene C. Sit
                                        ------------------------------
                                        Eugene C. Sit, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective
Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. All revisions in the enclosed Amendment are stylistic or otherwise, by themselves, would not have necessitated a Rule 485(a) filing. The enclosed Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Signature and Title
-------------------

/s/ Eugene C. Sit                                        Dated: October 27, 2005
-----------------
Eugene C. Sit, Chairman
(Principal Executive Officer and Director)

/s/ Paul E. Rasmussen                                    Dated: October 27, 2005
---------------------
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

Melvin C. Bahle, Director*

William E. Frenzel, Director*

John E. Hulse, Director*

Sidney L. Jones, Director*

Bruce C. Lueck, Director*

Donald W. Phillips, Director*

*By  /s/ Eugene C. Sit                                   Dated: October 27, 2005
     -----------------
     Eugene C. Sit, Attorney-in-fact
     (Pursuant to Powers of Attorney filed
     previously with the Commission.)

                                      C-6

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule
485(b) under the Securities Act of 1933 and has caused this Registration
Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 27th day
of October 2005.

                                    SIT MID CAP GROWTH FUND, INC.
                                    (Registrant)

                                    By  /s/ Eugene C. Sit
                                        ------------------------------
                                        Eugene C. Sit, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective
Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. All revisions in the enclosed Amendment are stylistic or otherwise, by themselves, would not have necessitated a Rule 485(a) filing. The enclosed Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Signature and Title
-------------------

/s/ Eugene C. Sit                                        Dated: October 27, 2005
-----------------
Eugene C. Sit, Chairman
(Principal Executive Officer and Director)

/s/ Paul E. Rasmussen                                    Dated: October 27, 2005
---------------------
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

Melvin C. Bahle, Director*

William E. Frenzel, Director*

John E. Hulse, Director*

Sidney L. Jones, Director*

Bruce C. Lueck, Director*

Donald W. Phillips, Director*

*By  /s/ Eugene C. Sit                                   Dated: October 27, 2005
     -----------------
     Eugene C. Sit, Attorney-in-fact
     (Pursuant to Powers of Attorney filed
     previously with the Commission.)

                                      C-7

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule
485(b) under the Securities Act of 1933 and has caused this Registration
Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 27th day
of October 2005.

                                    SIT MUTUAL FUNDS, INC.
                                    (Registrant)

                                    By  /s/ Eugene C. Sit
                                        ------------------------------
                                        Eugene C. Sit, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective
Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. All revisions in the enclosed Amendment are stylistic or otherwise, by themselves, would not have necessitated a Rule 485(a) filing. The enclosed Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Signature and Title
-------------------

/s/ Eugene C. Sit                                        Dated: October 27, 2005
-----------------
Eugene C. Sit, Chairman
(Principal Executive Officer and Director)

/s/ Paul E. Rasmussen                                    Dated: October 27, 2005
---------------------
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

Melvin C. Bahle, Director*

William E. Frenzel, Director*

John E. Hulse, Director*

Sidney L. Jones, Director*

Bruce C. Lueck, Director*

Donald W. Phillips, Director*

*By  /s/ Eugene C. Sit                                   Dated: October 27, 2005
     -----------------
     Eugene C. Sit, Attorney-in-fact
     (Pursuant to Powers of Attorney filed
     previously with the Commission.)

                                      C-8

                       REGISTRATION STATEMENT ON FORM N-1A

                                  EXHIBIT INDEX

Exhibit No.     Name of Exhibit                                                        Page No.
-----------     ---------------                                                        --------

(j.)            Consent of Independent Registered Public Accounting Firm               C-10
                  (Combined Consent for each Registrant to be filed by
                  amendment prior to Registrants' effective date).

                                      C-9